UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.9%
	Shares	Value
ARGENTINA — 0.0%
Banco Macro ADR *	822	$52,583
Ternium ADR	13,966	165,916

		218,499

AUSTRALIA — 1.9%
Abacus Property Group ‡	45,505	97,934
Aconex *	16,401	58,039
Adelaide Brighton	18,475	62,523
AGL Energy	37,851	506,204
Amcor	35,511	339,825
APA Group	79,013	481,163
Ardent Leisure Group ‡	29,520	43,269
Aristocrat Leisure	19,431	143,178
Asciano	15,387	97,754
ASX	1,069	32,434
Beach Energy	208,561	57,116
Brambles	27,337	217,655
Caltex Australia	9,340	249,836
Commonwealth Bank of Australia	4,947	280,278
Computershare	23,896	177,835
CSG	53,286	65,807
CSL	10,349	773,025
Domino’s Pizza Enterprises	57,599	2,479,894
DuluxGroup	22,574	104,615
Event Hospitality and Entertainment	5,176	55,683
Goodman Group ‡	105,227	460,665
GUD Holdings	3,733	17,384
Hansen Technologies	24,702	65,304
Insurance Australia Group	14,182	53,704
Iress	11,306	77,620
iSentia Group	21,469	70,047
JB Hi-Fi	4,199	70,356
Lend Lease Group	49,100	456,487
Macquarie Atlas Roads Group	18,280	55,869
McMillan Shakespeare	5,650	51,480
Mineral Resources	314,850	840,277
National Australia Bank	8,136	162,270
Navitas	18,894	62,990
Newcrest Mining *	4,891	45,201
Origin Energy	46,669	138,727
Orora	59,340	93,181
Pacific Brands	29,197	16,931
Qantas Airways	327,641	914,271
Ramsay Health Care	4,029	175,271
Recall Holdings	9,733	45,535

COMMON STOCK — continued
	Shares	Value
AUSTRALIA (continued)
Rio Tinto	2,512	$70,973
Scentre Group ‡	15,293	47,730
SMS Management & Technology	13,961	23,910
Southern Cross Media Group	57,479	46,079
Spotless Group Holdings	33,984	24,894
Star Entertainment Grp	29,336	111,702
Stockland ‡	19,141	56,188
Suncorp Group	6,044	50,497
Super Retail Group	9,154	66,974
Sydney Airport	27,357	129,126
Tabcorp Holdings	24,107	79,409
Tatts Group	40,099	119,208
Telstra	190,997	770,894
Ten Network Holdings *	41,069	35,448
TPG Telecom	23,833	170,920
Transpacific Industries Group	105,495	55,128
Transurban Group	30,115	232,296
Treasury Wine Estates	17,023	110,848
Veda Group	26,969	53,636
Vicinity Centres ‡	26,039	53,628
Village Roadshow	3,957	19,634
Washington H Soul Pattinson	7,947	95,173
Wesfarmers	18,007	545,064
Westfield ‡	5,874	41,852
Westpac Banking	9,821	217,760
Whitehaven Coal *	151,136	44,871
Woodside Petroleum	18,175	367,102
Woolworths	22,151	385,056

		14,223,637

AUSTRIA — 0.3%
ams	5,335	146,815
BUWOG	1,109	22,729
Conwert Immobilien Invest	8,493	120,317
Erste Group Bank	14,838	431,017
Immobilien Anlagen	7,359	126,339
Oesterreichische Post	2,072	73,354
OMV	22,524	583,364
Schoeller-Bleckmann Oilfield Equipment	1,010	52,500
Verbund	11,909	144,067
Voestalpine	4,346	114,307
Wienerberger	9,450	144,642

		1,959,451

BELGIUM — 0.3%
Anheuser-Busch InBev	3,783	478,491
Barco	323	20,277

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
BELGIUM (continued)
Bekaert	1,905	$61,267
bpost	3,522	83,535
Cofinimmo ‡	1	109
Colruyt	338	18,066
Delhaize Group	2,090	218,939
Groupe Bruxelles Lambert	4,211	319,654
Nyrstar	18,556	27,225
Ontex Group	10,981	405,582
Proximus	6,648	229,548
Telenet Group Holding *	2,464	128,395
UCB	6,560	561,077
Umicore	3,188	117,119

		2,669,284

BERMUDA — 0.0%
Endurance Specialty Holdings	4,084	252,922
Global Sources *	3,300	25,542

		278,464

BRAZIL — 0.9%
AES Tiete Energia	13,600	44,644
Aliansce Shopping Centers	21,200	55,600
Ambev ADR	121,640	568,059
Arezzo Industria e Comercio	5,300	25,176
Arteris	17,400	41,501
Banco do Brasil	32,800	113,576
BB Seguridade Participacoes	172,945	1,000,104
BM&FBovespa	72,400	185,715
BrasilAgro - Brasileira de Propriedades Agricolas	6,300	14,963
Braskem ADR	3,810	45,682
BRF	9,500	114,552
CCR	25,571	81,703
CETIP - Mercados Organizados	25,832	246,966
Cia Energetica de Minas Gerais ADR	12,405	18,359
Cia Hering	14,800	47,880
Cia Paranaense de Energia ADR	15,850	87,017
Cielo	54,476	461,298
Cosan Industria e Comercio	25,322	159,157
CPFL Energia *	28,105	113,901
CSU Cardsystem	14,100	9,342
Cyrela Brazil Realty Empreendimentos e Participacoes	53,300	95,278
Duratex	56,200	74,469
EcoRodovias Infraestrutura e Logistica	17,600	17,557
EDP - Energias do Brasil	24,100	73,027
Embraer	29,600	212,835

COMMON STOCK — continued
	Shares	Value
BRAZIL (continued)
Equatorial Energia	9,400	$85,004
Estacio Participacoes	18,000	52,698
Eternit	17,800	8,144
Fibria Celulose	67,237	740,652
Gerdau ADR	285,000	259,350
Grendene	11,300	43,112
Industrias Romi	43,400	15,082
JBS	97,400	262,993
Kepler Weber	600	1,800
Kroton Educacional	51,716	109,902
Light	14,100	28,624
Linx	5,700	71,439
Localiza Rent a Car	9,200	50,442
Lojas Renner	17,200	76,286
Marfrig Global Foods *	8,400	12,811
Multiplus	6,100	48,345
Odontoprev	39,900	100,753
QGEP Participacoes	23,800	24,813
Qualicorp	22,029	74,296
Raia Drogasil	7,500	77,779
Tempo Participacoes	14,500	14,501
Tereos Internacional *	294	3,915
Tractebel Energia	35,901	303,738
Transmissora Alianca de Energia Eletrica	9,100	39,564
Tupy	5,900	26,197
Ultrapar Participacoes	30,769	456,788
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	6,347	63,283
WEG	31,300	120,981

		7,081,653

CANADA — 2.5%
Agnico Eagle Mines	1,814	53,764
Aimia	5,900	39,420
Air Canada, Cl B *	98,200	550,268
Allied Properties ‡	3,039	72,238
Amaya *	1,900	20,331
Bank of Montreal	1,400	75,172
Bank of Nova Scotia	1,600	65,546
Barrick Gold	14,335	142,542
BCE	10,615	427,585
Bonterra Energy	2,637	30,513
Boyd Group Income Fund	4,536	205,673
CAE	8,700	90,857
Canadian Imperial Bank of Commerce	3,500	227,954

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
Canadian National Railway	7,487	$405,909
Canadian Tire, Cl A	800	65,187
Canadian Utilities, Cl A	6,200	159,901
Canfor *	4,052	45,324
Capital Power	5,173	69,569
CCL Industries, Cl B	3,701	521,770
Celestica *	50,700	459,626
Cenovus Energy	3,333	41,065
CGI Group, Cl A *	7,544	323,322
Chartwell Retirement Residences ‡	5,200	47,327
China Gold International Resources *	9,434	13,199
CI Financial	7,500	165,644
Cineplex	1,300	45,378
Cogeco Communications	1,155	52,148
Colliers International Group	7,297	317,111
Computer Modelling Group	5,400	35,848
Concordia Healthcare	50,961	1,392,160
Constellation Software	500	182,026
Cott	5,900	60,520
Descartes Systems Group *	13,369	238,006
Dollarama	1,900	101,951
Domtar	16,200	522,450
Eldorado Gold	10,651	24,177
Element Financial	10,498	110,683
Emera	6,700	213,640
Empire	3,369	63,681
Enbridge	3,400	118,098
Enghouse Systems	1,200	51,490
Fairfax Financial Holdings	200	102,978
FirstService	3,664	139,901
Fortis	11,100	322,565
Franco-Nevada	1,900	84,130
Freehold Royalties	2,843	21,735
George Weston	1,000	77,100
Gildan Activewear	2,400	60,578
Goldcorp	7,394	84,237
Husky Energy	3,467	34,498
IMAX *	26,814	832,843
Imperial Oil	8,879	272,220
Innergex Renewable Energy	7,000	58,562
Jean Coutu Group PJC, Cl A	4,100	57,627
Kinross Gold *	26,437	43,593
Laurentian Bank of Canada	2,226	75,794
Linamar	8,200	319,770
Loblaw	4,649	218,329
lululemon athletica *	34,150	2,119,691

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
MacDonald Dettwiler & Associates	1,486	$92,338
Maple Leaf Foods	2,200	35,837
Metro, Cl A	18,598	549,749
Mullen Group	5,580	59,827
North West	2,800	61,021
Northland Power	5,100	70,772
Open Text	2,718	132,980
Parex Resources *	11,221	73,931
Parkland Fuel	5,723	90,692
Pason Systems	7,833	100,254
Pembina Pipeline	10,200	231,828
Progressive Waste Solutions	3,200	89,976
Quebecor, Cl B	5,400	136,841
Raging River Exploration *	12,048	76,972
Ritchie Bros Auctioneers	1,600	36,525
Rogers Communications, Cl B	14,222	486,994
Royal Bank of Canada	2,500	129,470
Saputo	6,300	154,700
SEMAFO *	54,933	137,244
Shaw Communications, Cl B	38,155	660,474
Silver Wheaton	6,569	77,418
SNC-Lavalin Group	1,912	54,662
Stantec	2,200	53,614
Sun Life Financial	4,300	123,331
Suncor Energy	2,743	64,967
Tahoe Resources	8,600	66,791
Thomson Reuters	4,800	179,542
Toromont Industries	2,200	44,694
TransCanada	5,172	179,611
Uni-Select	5,788	250,377
Valeant Pharmaceuticals International *	17,815	1,624,693
Yamana Gold	22,435	38,595

		18,941,944

CHILE — 0.2%
AES Gener	93,847	41,451
Aguas Andinas, Cl A	13,860	6,951
AntarChile	4,905	44,003
Antofagasta	6,139	33,348
Banco de Chile	474,424	48,859
Banco de Credito e Inversiones	1,171	45,308
Banco Santander Chile ADR	9,661	167,039
Besalco	150,131	46,298
CAP	13,755	28,343
Colbun	46,100	11,661
Empresa Nacional de Telecomunicaciones	7,770	74,841

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
CHILE (continued)
Empresas CMPC	52,670	$119,508
Empresas COPEC	15,219	132,482
Enersis Americas	315,397	75,264
Parque Arauco	28,360	44,166
Quinenco	20,604	36,680
SACI Falabella	73,313	482,906
SONDA	33,570	53,569
Vina Concha y Toro	58,530	92,767

		1,585,444

CHINA — 3.4%
361 Degrees International	90,000	29,341
Agricultural Bank of China, Cl H	532,000	190,387
Alibaba Group Holding ADR *	31,623	2,119,690
Aluminum Corp of China, Cl H *	214,000	66,023
Anhui Conch Cement, Cl H	56,500	111,623
Baidu ADR *	10,778	1,759,724
Bank of China, Cl H	1,511,000	605,058
Bank of Communications, Cl H	355,000	217,802
Byd, Cl H *	10,500	48,173
CGN Power, Cl H (A)	285,000	83,513
China Biologic Products *	1,619	207,669
China Coal Energy, Cl H	152,000	51,947
China Communications Services, Cl H	1,186,000	469,675
China Construction Bank, Cl H	1,931,947	1,193,196
China Datang Renewable Power, Cl H	136,000	15,806
China Eastern Airlines, Cl H *	496,000	241,667
China King-Highway Holdings *	43,702	108,458
China Medical System Holdings	36,000	42,233
China Mobile	201,714	2,251,534
China National Building Material, Cl H	204,000	85,972
China Oilfield Services, Cl H	40,000	29,011
China Petroleum & Chemical, Cl H	364,000	206,422
China Railway Construction, Cl H	12,500	12,643
China Railway Group, Cl H	182,000	133,844
China Resources Beer Holdings	38,000	60,690
China Shenhua Energy, Cl H	36,500	55,176
China Shineway Pharmaceutical Group	420,000	483,834
China Shipping Container Lines, Cl H *	42,000	8,190
China Shipping Development, Cl H	24,000	15,155
China Southern Airlines, Cl H	320,000	194,449
China Telecom, Cl H	668,000	313,855

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
China Unicom Hong Kong	230,000	$255,997
Chongqing Rural Commercial Bank, Cl H	835,000	430,311
CNOOC	268,000	278,544
CRRC	34,000	31,943
Ctrip.com International ADR *	60,398	2,577,787
Datang International Power Generation, Cl H	10,000	2,679
Dongfeng Motor Group, Cl H	70,000	82,856
Evergrande Real Estate Group	177,000	117,599
Golden Eagle Retail Group	49,000	54,154
Great Wall Motor, Cl H	37,500	28,756
Guangdong Electric Power Development, Cl B	96,271	57,433
Hengan International Group	20,000	180,426
Huadian Power International, Cl H	232,000	138,650
Huaneng Power International, Cl H	140,000	115,517
Industrial & Commercial Bank of China, Cl H	1,119,000	588,409
Inner Mongolia Yitai Coal, Cl B	75,600	57,437
Intime Retail Group	58,000	44,344
JD.com ADR *	8,291	215,815
KWG Property Holding	205,500	130,685
Mindray Medical International ADR	2,500	67,500
NetEase ADR	8,736	1,364,039
New Oriental Education & Technology Group ADR	3,940	123,755
Ping An Insurance Group of China, Cl H	145,050	665,210
Sihuan Pharmaceutical Holdings Group (B)	122,000	2
Sinopec Shanghai Petrochemical, Cl H	196,000	79,921
Sinopharm Group, Cl H	433,060	1,533,863
Sinotruk Hong Kong	74,500	24,857
Stella International Holdings	39,000	94,017
Sun Art Retail Group	85,000	48,126
Tencent Holdings	263,435	4,989,869
Tsingtao Brewery, Cl H	14,000	50,199
Uni-President China Holdings	78,000	51,426
Vipshop Holdings ADR *	3,160	40,574
Want Want China Holdings	182,000	119,415
Yanzhou Coal Mining, Cl H	64,000	26,090
Zhuzhou CSR Times Electric, Cl H	15,500	80,057
Zijin Mining Group, Cl H	354,000	80,501

		26,241,523

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
CZECH REPUBLIC — 0.0%
Komercni Banka	1,528	$321,791
Philip Morris CR	13	6,767
Unipetrol *	6,190	39,007

		367,565

DENMARK — 0.7%
AP Moeller - Maersk, Cl B	165	212,823
Carlsberg, Cl B	3,184	268,916
Chr Hansen Holding	1,940	118,890
Danske Bank	27,884	748,171
Dfds	5,198	183,956
DSV	1,462	57,011
H Lundbeck	9,421	305,768
Novo Nordisk, Cl B	27,886	1,555,047
Novo Nordisk ADR	15,324	856,152
Novozymes, Cl B	5,101	213,054
Pandora	2,581	343,999
Royal Unibrew	6,366	267,533
TDC	23,457	100,551
Tryg	11,320	216,123

		5,447,994

EGYPT — 0.0%
Commercial International Bank Egypt SAE	21,462	87,605

FINLAND — 0.4%
Amer Sports	9,162	250,277
Elisa	4,423	159,418
Fortum	15,044	236,734
Huhtamaki	7,469	263,092
Kesko, Cl B	4,097	164,383
Kone, Cl B	11,268	494,596
Neste	4,023	124,783
Nokia	27,795	200,112
Orion, Cl B	4,123	135,500
Sampo, Cl A	11,130	538,819
Sanoma	9,867	45,717
Stora Enso, Cl R	14,793	120,001
Tikkurila	129	2,193

		2,735,625

FRANCE — 3.2%
Accor	2,340	89,424
Air Liquide	6,952	720,220
Airbus Group	6,293	396,053
Alten	2,681	151,177
AtoS	1,656	130,945
AXA	27,800	689,088
BioMerieux	1,040	130,860

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
BNP Paribas	4,819	$229,163
Capital Gemini	10,953	1,004,025
Christian Dior	923	156,118
Cie Generale des Etablissements Michelin	1,028	93,899
CNP Assurances	3,431	45,785
Danone	29,658	2,041,410
Dassault Systemes	6,242	482,385
Electricite de France	7,949	104,070
Engie	26,615	424,993
Eurazeo	729	44,527
Eutelsat Communications	291	9,403
Fonciere Des Regions ‡	546	46,417
Gecina ‡	393	50,494
Hermes International	2,327	792,872
ICADE ‡	687	48,889
Iliad	9,874	2,478,132
Ingenico Group	1,419	167,897
JCDecaux	26,610	1,047,285
Kering	12,660	2,129,077
Klepierre ‡	1,324	57,371
Korian	1,368	46,222
Lagardere	3,023	86,007
L’Oreal	2,070	354,564
LVMH Moet Hennessy Louis Vuitton	3,172	512,157
Numericable-SFR	57,603	2,280,757
Orange	65,525	1,165,627
Orpea	751	59,559
Remy Cointreau	1,036	74,309
Renault	7,191	610,160
Rubis	4,903	366,058
Safran	23,243	1,507,329
Sanofi	7,677	640,038
SCOR	1,455	50,583
SEB	3,264	318,333
Sodexo	3,479	340,654
Technip	418	19,467
Teleperformance	5,239	436,727
Total	18,090	804,238
Unibail-Rodamco ‡	372	93,958
Veolia Environnement	6,721	161,988
Vicat	814	43,961
Virbac	276	50,713
Vivendi	21,253	464,143
Wendel	411	41,070

		24,290,601

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY — 2.4%
adidas	2,514	$259,261
ADO Properties * (A)	5,333	148,965
Allianz	6,095	986,065
alstria office REIT ‡	9,170	114,676
Aurelius	10,218	518,963
BASF	9,917	658,341
Bayer	5,200	584,241
Bechtle	682	59,987
Brenntag	1,164	57,176
Commerzbank *	28,183	229,186
Covestro * (A)	7,606	250,482
CTS Eventim & KGaA	2,873	105,675
Daimler	41,860	2,937,396
Deutsche EuroShop	1,066	45,696
Deutsche Lufthansa	3,236	47,439
Deutsche Telekom	83,291	1,452,159
Deutsche Wohnen	13,584	357,627
Drillisch	2,815	115,709
E.ON	62,855	646,608
Fraport Frankfurt Airport Services Worldwide	768	46,589
Freenet	3,906	121,628
Fresenius & KGaA	5,681	376,939
Fresenius Medical Care & KGaA	1,085	96,327
Gerresheimer	5,328	377,914
Gerry Weber International	2,262	30,350
GFT Technologies	7,501	223,306
Grand City Properties	15,424	318,134
Hannover Rueck	506	53,093
HeidelbergCement	1,187	87,795
Henkel & KGaA	3,765	347,550
HUGO BOSS	664	53,047
Kabel Deutschland Holding	445	56,934
KION Group	1,170	57,553
Krones	462	49,694
KUKA	677	52,117
KWS Saat	302	84,030
LEG Immobilien	4,876	395,303
Linde	1,303	176,627
MAN	704	71,134
Merk	794	69,331
MTU Aero Engines	593	54,476
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	1,159	222,751
NORMA Group	4,287	214,611
ProSiebenSat.1 Media	1,152	57,516
Rheinmetall	10,100	720,018

COMMON STOCK — continued
	Shares	Value
GERMANY (continued)
RWE	15,787	$221,513
SAP	9,870	786,634
Siemens	5,211	499,557
SMA Solar Technology	2,647	129,999
Software	2,194	73,946
STADA Arzneimittel	14,700	508,196
Stroeer	9,469	560,805
Symrise	1,082	70,006
TAG Immobilien	3,903	45,839
TUI	2,748	46,440
Vonovia	3,190	97,272
Wincor Nixdorf	1,419	71,580
Wirecard	22,805	1,151,508
Zalando * (A)	3,769	129,286

		18,383,000

GREECE — 0.2%
Aegean Airlines	5,497	44,243
Aegean Marine Petroleum Network	8,796	62,628
Alpha Bank AE *	24,430	48,431
Athens Water Supply & Sewage	9,035	45,601
Diana Shipping *	10,900	27,250
Eurobank Ergasias *	28,641	23,301
FF Group	1,514	23,815
GEK Terna Holding Real Estate Construction *	7,794	11,483
Grivalia Properties REIC ‡	3,869	29,521
Hellenic Exchanges - Athens Stock Exchange	9,932	48,500
Hellenic Petroleum	4,503	18,794
Hellenic Telecom *	1,699	—
Hellenic Telecommunications Organization	18,966	164,465
Intralot -Integrated Lottery Systems & Services *	13,695	17,663
JUMBO	7,086	74,398
Marfin Investment Group Holdings *	17,561	1,357
Metka	2,405	18,123
Motor Oil Hellas Corinth Refineries	7,664	81,910
Navios Maritime Acquisition	38,600	88,008
Navios Maritime Holdings	31,100	30,294
OPAP	9,095	67,265
Public Power	27,002	102,129
StealthGas *	26,007	70,219
Titan Cement	8,085	155,114

		1,254,512

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — 1.5%
3SBio * (A)	43,500	$52,272
AIA Group	255,212	1,428,969
Alibaba Pictures Group *	100,000	20,178
ANTA Sports Products	25,000	61,066
APT Satellite Holdings	383,000	277,310
Beijing Enterprises Holdings	16,500	82,984
Beijing Enterprises Water Group	160,000	80,253
Beijing Jingneng Clean Energy, Cl H	172,000	50,848
BOC Hong Kong Holdings	18,000	48,073
Brightoil Petroleum Holdings	139,000	41,248
Brilliance China Automotive Holdings	24,000	23,335
C C Land Holdings	123,000	38,356
Cafe de Coral Holdings	16,000	43,822
Cheung Kong Infrastructure Holdings	9,000	84,584
China Conch Venture Holdings	26,500	42,750
China Everbright International	40,000	42,778
China Huishan Dairy Holdings	166,000	62,635
China Innovationpay Group *	304,000	12,145
China Mengniu Dairy	118,000	163,953
China Minsheng Banking, Cl H	11,400	10,199
China Overseas Land & Investment	36,000	105,191
China Overseas Property Holdings *	12,000	1,419
China Power International Development	130,000	58,269
China Resources Cement Holdings	76,000	18,305
China Resources Gas Group	30,000	75,044
China Resources Power Holdings	46,000	78,383
China State Construction International Holdings	38,000	61,364
China Traditional Chinese Medicine *	120,000	66,212
China Zhongwang Holdings	169,600	76,698
CITIC	52,000	73,898
CK Hutchison Holdings	26,100	328,471
CLP Holdings	35,500	298,566
CSPC Pharmaceutical Group	214,153	182,953
Esprit Holdings	33,300	34,447
Galaxy Entertainment Group	398,441	1,259,411
GCL New Energy Holdings *	696,000	34,322
Geely Automobile Holdings	60,000	25,866
Global Brands Group Holding *	76,000	11,746
G-Resources Group	1,956,000	45,130

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Guangdong Investment	72,000	$92,519
Guangzhou Automobile Group, Cl H	72,000	60,626
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	48,952
Haier Electronics Group	33,000	58,475
Hang Seng Bank	21,700	361,119
HC International *	74,000	34,537
HKT Trust & HKT	188,000	248,219
Honbridge Holdings *	306,000	26,679
Hong Kong Exchanges and Clearing	5,000	111,053
Hongkong Land Holdings	8,000	50,541
Hopewell Highway Infrastructure	3,000	1,382
Hopewell Holdings	60,000	182,291
Hua Han Health Industry Holdings	564,000	57,264
Hysan Development	19,000	73,846
Jardine Matheson Holdings	800	42,139
Jardine Strategic Holdings	500	13,673
Johnson Electric Holdings	125	371
Kingboard Chemical Holdings	47,000	72,210
Kingston Financial Group	58,000	17,987
KuangChi Science *	201,000	74,097
Kunlun Energy	1,158,993	877,510
Landing International Development *	1,865,000	26,510
Lee & Man Paper Manufacturing	165,000	93,137
Lenovo Group	8,000	7,218
Li & Fung	138,000	79,747
Link ‡	13,000	74,522
Luye Pharma Group *	40,000	33,472
Man Wah Holdings	168,570	183,289
MGM China Holdings	40,800	49,353
MTR	53,500	242,278
Orient Overseas International	1,500	5,611
PAX Global Technology	35,000	35,758
PCCW	275,000	164,704
People’s Insurance Group of China, Cl H	492,000	198,983
Phoenix Healthcare Group	53,500	46,357
Power Assets Holdings	44,500	406,454
Sands China	155,836	550,430
Shanghai Industrial Holdings	23,000	50,479
Shanghai Pharmaceuticals Holding, Cl H	30,900	61,253

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Shangri-La Asia	36,000	$33,594
Shenzhen International Holdings	40,780	64,075
Sino Biopharmaceutical	210,000	144,940
Sino Land	32,000	41,043
Sino Oil And Gas Holdings *	335,000	8,263
SJM Holdings	72,000	47,515
SSY Group	76,690	20,035
Sun Hung Kai Properties	8,000	87,067
Superb Summit International Group *	75,000	—
Swire Pacific, Cl A	4,000	38,947
Techtronic Industries	143,207	543,846
Television Broadcasts	15,400	54,516
Tong Ren Tang Technologies, Cl H	38,000	58,742
Tonly Electronics Holdings	800	421
Town Health International Medical Group	344,000	64,211
Truly International Holdings	220,000	49,998
VTech Holdings	9,000	90,500
West China Cement	406,000	83,715
Wharf Holdings	13,000	60,744
Wynn Macau	26,400	28,725
Yue Yuen Industrial Holdings	10,000	34,658

		11,874,053

HUNGARY — 0.0%
OTP Bank	13,890	294,879

INDIA — 0.7%
Axis Bank	16,000	96,874
Bharat Petroleum	16,266	214,829
Britannia Industries	2,054	81,712
Garware Wall Ropes	10,689	56,292
HDFC Bank ADR	17,097	1,031,462
Hindustan Petroleum	16,466	199,131
Indian Oil	27,235	161,951
Infosys ADR	40,461	724,657
ITC	130,296	615,509
KPR Mill	4,357	47,269
LIC Housing Finance	22,260	156,910
Nilkamal	4,127	82,282
RSWM	9,466	45,881
Sangam India	13,477	56,091
Sanghvi Movers	7,790	38,899
Siyaram Silk Mills	167	2,704
Sun Pharmaceutical Industries	29,356	379,983

COMMON STOCK — continued
	Shares	Value
INDIA (continued)
Suzlon Energy *	562,664	$170,008
TAKE Solutions	37,927	80,332
Tata Consultancy Services	6,657	235,130
Torrent Power	36,889	128,126
Trident	60,878	46,952
TVS Srichakra	584	22,130
Ultra Tech Cement	3,075	129,043
Vardhman Textiles	19,263	223,905
WNS Holdings ADR *	2,434	69,831
Zee Entertainment Enterprises	43,245	268,628

		5,366,521

INDONESIA — 0.5%
Agung Podomoro Land *	2,798,300	63,679
AKR Corporindo	102,100	55,015
Asahimas Flat Glass	31,900	14,707
Astra Graphia	171,500	21,325
Astra International	163,000	77,400
Bank Central Asia	557,185	536,113
Bank Negara Indonesia Persero	297,500	107,292
Elnusa	567,200	9,736
Energi Mega Persada *	14,621,400	53,394
Gudang Garam	78,600	336,723
Hanjaya Mandala Sampoerna	10,360	78,104
Indocement Tunggal Prakarsa	25,500	36,942
Indofood Sukses Makmur	122,700	55,789
Indosat *	57,700	22,980
Japfa Comfeed Indonesia *	857,700	46,060
Jasa Marga Persero	88,500	37,316
Kalbe Farma	998,100	98,118
Matahari Department Store	18,357	21,554
Metrodata Electronics	250,765	11,982
Perusahaan Gas Negara Persero	475,600	84,487
Petrosea	162,400	3,375
Samudera Indonesia	15,400	4,945
Semen Indonesia Persero	100,100	81,173
Sugih Energy *	2,112,200	57,214
Tambang Batubara Bukit Asam Persero	25,500	8,349
Telekomunikasi Indonesia Persero	5,246,833	1,282,657
Tower Bersama Infrastructure *	78,000	35,707
Unilever Indonesia	2,500	6,735
United Tractors	122,100	157,583
Waskita Karya Persero	1,544,000	196,547

		3,603,001

IRELAND — 0.7%
Accenture PLC, Cl A	7,352	775,930

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
IRELAND (continued)
Bank of Ireland *	323,636	$106,580
C&C Group PLC	940	3,646
CRH PLC	8,173	214,969
Dalata Hotel Group *	7,190	38,165
Experian	6,493	110,535
Fleetmatics Group *	4,684	203,332
Fly Leasing ADR	3,873	45,546
Greencore Group	40,763	226,369
Icon PLC *	2,894	191,207
Kerry Group, Cl A	2,546	207,683
Paddy Power PLC	829	123,527
Prothena PLC *	500	19,475
Ryanair Holdings PLC ADR	22,712	1,779,485
Seagate Technology	12,900	374,745
Trinity Biotech PLC ADR	11,616	123,013
Tyco International	20,150	692,959
Weatherford International *	24,200	163,108
XL Group, Cl A	4,600	166,796

		5,567,070

ISRAEL — 0.3%
Attunity *	15,227	95,016
Bank Hapoalim	38,928	180,068
Bezeq The Israeli Telecommunication	52,716	112,941
Check Point Software Technologies *	1,200	94,572
Elbit Systems	3,320	285,171
Israel Chemicals	19,122	76,781
Israel Discount Bank, Cl A *	140,915	230,823
Kenon Holdings *	7	63
Mellanox Technologies *	1,600	72,720
Mizrahi Tefahot Bank	3,810	42,503
Oil Refineries *	133,566	55,488
Paz Oil	334	51,824
Sapiens International	9,482	95,389
Teva Pharmaceutical Industries	3,607	214,419
Teva Pharmaceutical Industries ADR	2,117	130,153
The Israel Corporation	206	34,264
Tower Semiconductor *	42,360	529,231

		2,301,426

ITALY — 1.1%
Amplifon	6,920	57,908
Ansaldo STS	5,099	54,486
Assicurazioni Generali	11,532	172,832
Atlantia	13,217	345,003

COMMON STOCK — continued
	Shares	Value
ITALY (continued)
Banca Monte dei Paschi di Siena *	34,574	$25,056
Brembo	5,641	231,230
CNH Industrial	293,936	1,828,223
Davide Campari-Milano	46,708	408,843
De’ Longhi	5,901	140,695
DiaSorin	1,323	69,712
Ei Towers	938	54,390
Enel	151,008	617,160
Eni	32,701	471,668
ERG	4,679	58,250
EXOR	3,879	125,943
Interpump Group	3,725	47,298
Intesa Sanpaolo	429,128	1,223,461
Italmobiliare	2,396	67,767
Luxottica Group	2,698	168,691
Mediaset	16,500	55,390
Moncler	3,746	55,148
Parmalat	13,187	34,230
Pfeiffer Vacuum Technology	714	65,628
Recordati	7,850	194,528
Reply	503	66,033
Snam	69,564	390,932
Telecom Italia	523,307	582,711
Tenaris	4,206	43,715
Terna Rete Elettrica Nazionale	44,591	238,690
Unipol Gruppo Finanziario	98,810	405,126
Yoox Net-A-Porter Group, Cl A *	1,623	55,756

		8,356,503

JAPAN — 4.8%
Adastria	4,229	253,337
Aeon	9,200	122,808
Aica Kogyo	3,700	70,667
Air Water	8,000	127,367
Aisin Seiki	1,500	63,552
Alps Electric	1,800	35,603
ANA Holdings	28,000	82,251
Ariake Japan	5,675	317,628
Asahi Kasei	13,000	84,353
Ashikaga Holdings	22,400	74,565
Astellas Pharma	30,600	422,251
Bank of Yokohama	14,000	74,457
Bridgestone	19,900	723,619
Calbee	4,000	166,192
Canon	6,600	183,926
Central Glass	22,000	118,083
Chiba Bank	7,000	43,259
Chubu Electric Power	17,300	221,950

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Chugai Pharmaceutical	3,305	$101,159
Citizen Holdings	2,800	17,074
Cosmo Energy Holdings *	700	7,609
Credit Saison	600	11,224
Dai Nippon Printing	8,000	74,787
Daicel	12,000	176,558
Daifuku	16,400	274,231
Daihatsu Motor	1,000	15,561
Daito Trust Construction	500	63,474
Daiwa House Industry	2,700	76,340
Daiwa Securities Group	299,000	1,887,956
Denso	2,100	90,896
Dip	11,000	235,552
East Japan Railway	1,500	138,546
Eisai	3,000	180,866
Electric Power Development	6,000	202,385
Fancl	7,300	96,149
Fast Retailing	200	64,426
FP	2,000	72,953
Frontier Real Estate Investment ‡	9	36,612
Fuji Heavy Industries	1,800	73,486
FUJIFILM Holdings	16,200	626,164
Fujitsu	14,000	58,199
Heiwa	13,700	266,445
Hino Motors	52,400	593,783
Hirose Electric	840	95,230
Hiroshima Bank	22,000	109,986
Hitachi	29,000	143,359
Hitachi Chemical	4,100	71,967
Hitachi Koki	5,800	36,705
Hokkaido Electric Power *	30,600	284,464
Hokkoku Bank	14,000	39,176
Hokuetsu Kishu Paper	22,000	133,270
Honda Motor	4,100	115,188
Hoshizaki Electric	7,132	499,248
House Foods Group	6,400	127,001
Idemitsu Kosan	400	5,984
ITOCHU	58,500	677,941
Itoham Foods	19,000	108,940
Japan Real Estate Investment ‡	11	58,361
Japan Retail Fund Investment ‡	27	57,112
Japan Tobacco	9,900	387,319
Jeol	15,000	84,578
Joyo Bank	11,000	44,600
JSR	2,800	40,658
JX Holdings	80,300	306,825
Kajima	48,000	272,069

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Kamigumi	7,000	$62,916
Kaneka	12,000	114,840
Kao	3,200	171,587
Kawasaki Heavy Industries	17,000	52,862
KDDI	34,200	862,924
Keio	15,000	133,163
Kewpie	4,500	98,432
Kintetsu Group Holdings	3,000	12,358
Kirin Holdings	7,000	99,342
Kobayashi Pharmaceutical	1,900	161,876
Koito Manufacturing	3,200	148,004
Komatsu	11,200	166,517
Koyo Seiko	6,000	96,591
Kuraray	8,600	104,318
Kyoritsu Maintenance	1,956	146,947
Kyowa Hakko Kirin	3,000	43,481
Kyushu Electric Power	13,400	144,468
Kyushu Financial Group *	7,810	47,996
Leopalace21 *	10,300	57,121
Makita	1,300	72,942
Marubeni	17,000	81,310
Matsumotokiyoshi Holdings	4,900	228,876
Miraca Holdings	2,200	90,761
Mitsubishi	9,600	153,889
Mitsubishi Chemical Holdings	8,500	47,422
Mitsubishi Heavy Industries	2,000	7,842
Mitsubishi Materials	16,000	49,238
Mitsubishi Motors	1,000	8,038
Mitsubishi Tanabe Pharma	6,100	100,249
Mitsubishi UFJ Financial Group	41,700	214,467
Mitsui	5,648	64,187
Mitsui Chemicals	4,000	17,485
Miura	8,100	107,982
Mizuho Financial Group	381,800	659,687
Morinaga	46,923	258,058
MS&AD Insurance Group Holdings	2,200	59,724
Murata Manufacturing	1,200	139,621
NEC	19,000	50,282
NGK Spark Plug	4,000	94,469
NH Foods	6,000	116,723
Nichirei	47,950	356,110
Nihon Kohden	2,900	65,180
Nihon M&A Center	5,572	264,515
Nippon Building Fund ‡	11	56,956
Nippon Paint Holdings	2,500	47,704
Nippon Shinyaku	1,000	34,761
Nippon Telegraph & Telephone	58,900	2,483,485

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Nipro	28,500	$282,640
Nishi-Nippon City Bank	107,000	239,629
Nissan Chemical Industries	2,200	50,830
Nissan Motor	5,100	50,714
Nisshin Seifun Group	9,900	160,351
Nissin Foods Holdings	900	45,841
Nitori Holdings	2,100	170,441
Nitto Denko	1,800	103,296
NOF	23,000	163,189
Nomura Research Institute	1,300	47,146
Noritz	3,800	58,839
NS Solutions	23,608	533,937
NTT Data	1,000	48,167
NTT DOCOMO	26,700	571,711
Obic	5,300	274,282
Odakyu Electric Railway	12,000	127,393
Okinawa Electric Power	3,400	83,050
Olympus	11,469	447,092
Ono Pharmaceutical	1,000	161,309
Onward Holdings	8,000	50,131
Open House	13,428	247,564
Oracle Japan	1,900	86,336
Osaka Gas	60,000	227,646
Otsuka Holdings	5,700	192,133
Plenus	6,300	97,383
Relo Holdings	2,162	258,880
Resona Holdings	136,000	625,090
Ricoh	5,700	54,994
Rohto Pharmaceutical	3,200	59,674
Santen Pharmaceutical	5,400	86,114
Sawai Pharmaceutical	800	55,511
SCSK	8,725	382,180
Seiko Epson	3,100	42,527
Seria	2,400	115,539
Seven Bank	19,500	82,997
Sharp	7,000	8,279
Shimadzu	4,000	61,874
Shimamura	500	55,970
Shin-Etsu Chemical	3,700	188,880
Shinsei Bank	25,000	39,076
Shionogi	3,300	143,999
Shizuoka Bank	5,000	43,612
Showa Shell Sekiyu	8,600	70,003
SMS	11,686	225,197
Sojitz	152,700	329,195
Sompo Japan Nipponkoa Holdings	1,600	47,472
St. Marc Holdings	2,700	72,620

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Start Today	4,136	$131,540
Sumitomo	65,100	640,461
Sumitomo Electric Industries	6,600	86,647
Sumitomo Metal Mining	6,000	63,370
Sumitomo Mitsui Financial Group	4,800	160,807
Sumitomo Osaka Cement	33,000	134,605
Sumitomo Realty & Development	3,000	84,044
Sundrug	400	26,537
Suruga Bank	1,000	18,102
Taiheiyo Cement	18,000	51,794
Taisei	43,000	267,892
Takashimaya	10,000	85,635
Takeda Pharmaceutical	5,900	285,139
TDK	1,000	54,955
TechnoPro Holdings	11,715	319,328
Teijin	15,000	54,974
Temp Holdings	8,800	130,020
Terumo	3,100	98,380
Toho Gas	19,000	124,826
Tokai Rika	27,400	674,049
Tokio Marine Holdings	2,700	96,696
Tokyo Electric Power *	26,700	133,918
Tokyo Electron	2,500	158,246
Tokyo Gas	60,000	276,287
TonenGeneral Sekiyu	19,000	154,479
Toray Industries	15,000	127,880
TOTO	500	16,221
Toyo Suisan Kaisha	2,000	69,234
Toyota Boshoku	8,400	170,156
Toyota Motor	27,400	1,654,898
Trend Micro	8,099	341,115
Tsumura	7,000	190,647
TV Asahi Holdings	40,600	736,946
Unicharm	7,900	154,266
USS	6,900	105,908
Wacoal Holdings	9,000	105,178
West Japan Railway	200	12,975
Yahoo Japan	12,900	49,282
Yamaguchi Financial Group	5,000	54,027
Yokogawa Electric	4,800	53,623

		36,711,810

MALAYSIA — 0.6%
AirAsia	147,300	50,591
Allianz Malaysia *	8,400	20,014
Axiata Group	92,300	124,855
Berjaya Sports Toto	79,868	60,141

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
Boustead Holdings	42,700	$40,134
British American Tobacco Malaysia	4,900	68,426
Bumi Armada	190,000	47,845
Bursa Malaysia	54,084	109,471
Datasonic Group	199,700	58,156
DRB-Hicom	7,800	1,952
Favelle Favco	14,600	10,014
Genting Malaysia	132,900	143,409
Hartalega Holdings	45,800	59,660
Hong Leong Bank	16	51
Hua Yang	74,700	32,518
IHH Healthcare	294,816	466,570
IJM	102,000	84,987
IOI	104,000	122,130
IOI Properties Group	140,599	72,556
JCY International	131,600	22,403
Kim Loong Resources	13,000	9,517
KNM Group *	380,200	45,144
Lafarge Malaysia	12,700	28,100
Malayan Banking	101,300	209,680
Malaysian Pacific Industries	129,900	253,726
Mega First	11,200	6,127
MISC	148,600	314,334
My EG Services	141,400	78,435
Panasonic Manufacturing Malaysia	900	5,300
Petron Malaysia Refining & Marketing *	38,300	64,248
Petronas Chemicals Group	119,200	205,981
Petronas Dagangan	18,200	112,438
PPB Group	18,700	74,620
Protasco	15,460	5,419
SHL Consolidated	21,700	14,362
Sime Darby	24,900	48,362
Sunway	16,800	11,928
Sunway Construction Group *	1,680	550
Ta Ann Holdings	31,500	38,125
Telekom Malaysia	64,900	101,995
Tenaga Nasional	149,700	491,367
Top Glove	235,600	307,746
UEM Edgenta	56,900	43,000
UMW Holdings	26,900	45,735
UMW Oil & Gas *	150,700	36,995
Unisem M	581,900	276,041
VS Industry	416,000	134,706
WTK Holdings	49,300	16,540

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
YTL Power International	219,900	$78,020

		4,654,424

MEXICO — 0.8%
Alfa, Cl A	107,960	201,126
Alsea	136,850	486,202
America Movil ADR, Cl L	26,936	380,875
Arca Continental	29,700	178,419
Axtel *	53,405	23,644
Banregio Grupo Financiero	3,800	17,896
Bio Pappel *	70,400	66,760
Cemex *	1	—
Coca-Cola Femsa	6,900	48,568
Concentradora Fibra Danhos ‡	22,600	41,904
El Puerto de Liverpool	8,400	100,289
Fibra Uno Administracion ‡	179,851	360,341
Fomento Economico Mexicano ADR	2,102	199,312
Genomma Lab Internacional, Cl B *	19,000	12,811
Gruma, Cl B	38,362	578,251
Grupo Aeroportuario del Pacifico, Cl B	33,400	281,284
Grupo Aeroportuario del Pacifico ADR	2,207	185,476
Grupo Aeroportuario del Sureste, Cl B	4,600	62,947
Grupo Bimbo, Ser A *	18,400	51,383
Grupo Financiero Banorte, Cl O	94,956	494,733
Grupo Financiero Inbursa, Cl O	1,926	3,108
Grupo Mexico	104,600	202,882
Grupo Televisa ADR	11,903	315,191
Industrias Bachoco	58,020	209,365
Industrias Bachoco ADR	3,379	146,378
Industrias Penoles	6,500	61,991
Infraestructura Energetica Nova	12,800	50,254
Kimberly-Clark de Mexico, Cl A	106,461	254,094
Mexichem	40,500	83,511
Nemak (A)	66,000	84,421
OHL Mexico *	132,026	123,671
PLA Administradora Industrial S de RL ‡	26,500	42,312
Prologis Property Mexico ‡	50,974	74,194
Promotora y Operadora de Infraestructura	23,831	273,907
Unifin Financiera SAPI SOFOM ENR *	56,611	165,734
Wal-Mart de Mexico	94,194	236,449

		6,099,683

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS — 2.2%
Aalberts Industries	10,763	$340,194
Aegon	124,185	702,181
Akzo Nobel	3,685	236,652
Altice, Cl A *	87,962	1,261,623
Arcadis	1,989	26,655
ASM International	2,408	96,457
ASML Holding	4,978	458,224
ASML Holding, Cl G	8,999	826,468
Boskalis Westminster	2,647	104,875
Cimpress *	1,100	86,372
Core Laboratories	20,939	2,060,398
Euronext (A)	8,645	418,619
Fugro	3,607	53,309
Gemalto	784	47,373
GrandVision (A)	12,442	346,393
Heineken	1,403	122,538
ING Groep	91,296	1,057,578
InterXion Holding *	64,924	2,039,263
James Hardie Industries	18,672	215,406
Koninklijke DSM	5,876	285,518
Koninklijke KPN	95,353	369,230
Koninklijke Philips Electronics	9,705	258,570
Koninklijke Vopak	1,666	72,509
NN Group	44,426	1,499,620
QIAGEN *	5,125	116,249
Refresco Gerber * (A)	3,105	52,019
RELX	25,227	422,973
Royal Dutch Shell, Cl A	41,423	906,056
Royal Dutch Shell, Cl B	16,860	370,458
TNT Express	6,504	55,497
TomTom *	24,432	254,126
Unilever	30,048	1,342,489
Wessanen	4,986	42,441
Wolters Kluwer	5,236	178,525
Yandex, Cl A *	9,500	127,490

		16,854,348

NEW ZEALAND — 0.2%
a2 Milk *	95,733	115,925
Air New Zealand	62,239	119,214
Auckland International Airport	30,774	110,998
Contact Energy	9,672	28,971
Fisher & Paykel Healthcare	21,264	119,328
Fletcher Building	23,167	103,822
Genesis Energy	52,879	65,060
Goodman Property Trust ‡	56,953	46,365
Kiwi Property Group ‡	31,160	27,698
Precinct Properties New Zealand ‡	52,735	42,011

COMMON STOCK — continued
	Shares	Value
NEW ZEALAND (continued)
SKYCITY Entertainment Group	33,207	$100,620
Spark New Zealand	50,521	110,272
Xero *	9,986	109,389
Z Energy	25,533	111,108

		1,210,781

NORWAY — 0.5%
Atea	10,036	81,342
BW LPG (A)	6,630	50,632
DNB	16,888	203,692
Gjensidige Forsikring	8,858	141,203
Kongsberg Gruppen	4,384	69,834
Marine Harvest	18,987	258,533
Nordic Semiconductor *	20,047	93,523
Opera Software	17,309	88,301
Orkla	29,498	238,520
Prosafe	137,200	221,480
Salmar	46,399	914,762
Schibsted, Cl B *	5,951	167,118
Statoil	22,778	312,929
Telenor	17,668	286,939
Tomra Systems	6,440	62,337
Veidekke	9,557	119,851
XXL (A)	21,558	226,590
Yara International	6,901	262,459

		3,800,045

PANAMA — 0.1%
Copa Holdings, Cl A	16,100	758,310

PERU — 0.0%
Credicorp	724	73,385

PHILIPPINES — 0.1%
Cebu Air	35,240	57,157
First Gen	31,100	12,062
Globe Telecom	2,770	108,838
Integrated Micro-Electronics	11,000	1,175
Lopez Holdings	1,340,500	148,632
Pepsi-Cola Products Philippines	143,400	8,898
San Miguel	67,980	104,250
San Miguel Pure Foods	5,800	16,917
Universal Robina	20,343	82,861

		540,790

POLAND — 0.4%
Agora	24,897	70,003
Alior Bank *	2,223	32,858
AmRest Holdings *	382	17,313

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
POLAND (continued)
Asseco Poland	25,128	$345,931
Ciech *	6,299	120,556
ComArch	895	23,533
Cyfrowy Polsat	12,474	65,837
Emperia Holding	687	11,258
Energa	17,333	57,507
Eurocash	12,528	168,888
Fabryki Mebli Forte	3,528	41,457
Grupa Azoty	3,907	98,644
Grupa Kety	447	30,463
Grupa Lotos *	6,147	38,613
Impexmetal *	21,898	10,940
ING Bank Slaski	2,169	58,025
KGHM Polska Miedz	5,110	72,388
Lentex	16,761	32,142
LiveChat Software	1,611	15,064
Orange Polska	41,350	65,892
PGE Polska Grupa Energetyczna	177,831	603,854
PKP Cargo	2,982	35,668
Polski Koncern Naftowy Orlen	25,515	390,431
Polskie Gornictwo Naftowe i Gazownictwo	122,255	155,351
Powszechna Kasa Oszczednosci Bank Polski	14,086	85,251
Powszechny Zaklad Ubezpieczen	16,940	134,816
Rafako *	7,063	12,423
Trakcja *	50,506	154,740

		2,949,846

PORTUGAL — 0.2%
Banco Comercial Portugues, Cl R *	3,666,349	155,481
Banco Espirito Santo *(B) (C)	66,989	—
CTT-Correios de Portugal	16,547	143,796
EDP - Energias de Portugal	51,164	178,744
Galp Energia SGPS	16,055	191,027
Jeronimo Martins SGPS	10,329	144,187
NOS SGPS	22,076	160,374
Pharol SGPS *	133,260	34,750
Portucel	46,046	154,704

		1,163,063

PUERTO RICO — 0.0%
OFG Bancorp	12,200	68,564
Triple-S Management, Cl B *	4,200	93,618

		162,182

RUSSIA — 0.3%
Gazprom PAO ADR	8,709	31,019

COMMON STOCK — continued
	Shares	Value
RUSSIA (continued)
Lenta GDR *	4,460	$26,359
Magnit PJSC GDR	638	25,032
Magnitogorsk Iron & Steel Works GDR	25,803	81,537
MegaFon PJSC GDR	10,710	128,409
Mobile TeleSystems ADR	13,651	95,557
NovaTek GDR	1,875	160,524
OTCPharm PJSC *	9,357	27,084
QIWI ADR	2,800	36,148
Rosneft OAO GDR	33,860	121,070
Rostelecom *	15,333	102,245
Sberbank of Russia ADR	92,392	512,411
Severstal PAO GDR	13,900	112,304
Sistema GDR	33,200	186,563
Surgutneftegas OAO ADR	23,300	139,567
Tatneft PAO ADR	19,300	521,100
X5 Retail Group GDR *	16,483	304,225

		2,611,154

SINGAPORE — 0.4%
Ascendas ‡	92,000	150,850
Ascott Residence Trust ‡	1,000	811
Biosensors International Group *	105,300	57,083
CapitaLand Mall Trust ‡	66,000	92,396
ComfortDelGro	21,000	42,016
Dairy Farm International Holdings	20,800	129,308
DBS Group Holdings	17,000	170,164
Ezra Holdings *	590,140	24,162
Flextronics International *	73,833	773,770
Genting Singapore	184,900	92,121
Golden Agri-Resources	461,600	121,112
Haw Par	9,100	49,392
Keppel ‡	4,960	3,130
Keppel Infrastructure Trust	124,000	40,060
M1	55,000	89,592
Oversea-Chinese Banking	33,000	185,603
Singapore Airlines	6,400	49,679
Singapore Post	96,000	90,229
Singapore Press Holdings	84,300	211,750
Singapore Technologies Engineering	31,000	62,921
Singapore Telecommunications	81,800	203,680
Starhill Global ‡	1,000	517
Wilmar International	102,700	207,293

		2,847,639

SOUTH AFRICA — 0.7%
AECI	7,859	41,120

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA (continued)
Anglo American Platinum *	1,540	$22,907
AngloGold Ashanti *	7,718	66,376
AVI	8,181	41,285
Bidvest Group	14,558	337,247
Brait *	2,471	25,836
EOH Holdings	6,099	51,844
FirstRand	175,893	498,477
Gold Fields	17,127	59,244
Group	55,237	490,349
Group ADR	20,700	183,609
Hosken Consolidated Investments	7,904	51,645
KAP Industrial Holdings	85,302	31,575
Liberty Holdings	4,543	32,268
Mediclinic International	21,681	165,448
MiX Telematics ADR	1,607	6,267
MMI Holdings	69,084	99,375
Mr Price Group	3,286	33,763
Nampak	19,396	24,088
Naspers, Cl N	1,036	131,663
Net 1 UEPS Technologies *	19,000	206,720
Netcare	49,850	106,089
Pick N Pay Holdings	4,761	7,468
Pioneer Foods Group	3,934	32,780
PPC	40,213	33,487
Remgro	13,860	220,558
RMB Holdings	20,680	73,862
Sappi *	8,589	38,920
Sasol	21,548	572,772
Sibanye Gold	48,082	106,734
SPAR Group	8,744	101,335
Standard Bank Group	98,884	705,047
Steinhoff International Holdings	67,873	326,007
Telkom SOC	17,083	69,190
Tiger Brands	4,784	88,161
Tongaat Hulett	3,919	22,130
Transaction Capital	14,668	10,139
Vodacom Group	8,826	81,475
Wilson Bayly Holmes-Ovcon	5,288	35,677
Woolworths Holdings	6,003	35,578

		5,268,515

SOUTH KOREA — 2.7%
Amorepacific	786	268,024
AMOREPACIFIC Group *	720	90,348
BNK Financial Group	5,248	39,352
Busan City Gas *	843	22,716
CJ	950	234,172

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
CJ CGV *	1,062	$120,744
CJ CheilJedang *	430	147,956
Cosmax *	990	156,086
Coway	846	69,040
CrystalGenomics *	831	12,702
Daesung Holdings *	1,980	15,536
Daewon San Up *	6,352	32,459
Daewoo International	2,814	36,578
DGB Financial Group *	640	4,798
Dong-A ST, Cl A *	164	22,068
Dongbu Insurance	988	56,064
Dongil Industries *	125	5,714
Dongsuh	1,830	48,188
Dongwon Development *	23,550	73,631
Doosan	597	38,347
E-Mart	418	57,369
Eusu Holdings *	8,992	52,126
Green Cross *	2,199	397,122
GS Holdings *	8,010	338,172
Halla Holdings *	736	38,431
Hanssem *	244	55,643
Hanwha	2,671	82,181
Hanwha Life Insurance	6,954	40,115
Hyosung	1,126	103,139
Hyundai Glovis *	420	72,044
Hyundai Home Shopping Network *	578	53,989
Hyundai Marine & Fire Insurance	24,357	660,508
Hyundai Merchant Marine *	9,024	21,616
Hyundai Mobis	769	166,946
Hyundai Steel	3,726	153,640
Kangnam Jevisco *	1,106	32,342
Kangwon Land	8,757	302,043
KB Financial Group *	10,772	274,489
KB Financial Group ADR	8,400	211,344
KCC	202	74,415
KEPCO Plant Service & Engineering *	1,839	152,796
Kia Motors	23,316	882,341
KISCO *	520	16,220
Kolon Industries *	936	46,590
Korea Aerospace Industries *	802	47,904
Korea Electric Power	29,776	1,314,506
Korea Petrochemical Industries *	49	8,289
Korea Zinc *	399	144,820
Korean Air Lines *	2,371	49,362

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
KT&G	3,821	$330,327
Kumho Petrochemical *	1,199	51,082
KyungDong City Gas *	567	36,342
LG	1,291	79,729
LG Chemical	974	244,298
LG Display	9,940	183,432
LG Display ADR	14,541	131,596
LG Electronics	1,676	81,903
LG International *	2,201	57,258
LG Uplus	3,970	32,194
LIG Nex1 *	1,590	168,429
Lotte Chemical	1,210	281,399
Lotte Chilsung Beverage *	75	136,579
LS *	1,669	52,402
Macquarie Korea Infrastructure Fund	27,221	185,596
Macrogen *	251	7,836
Medy-Tox	1,048	454,306
Meritz Financial Group *	—	—
Mi Chang Oil Industrial *	247	16,102
Mobase *	6,214	35,927
NAVER	3,808	2,010,783
Orion *	117	100,691
Osstem Implant *	4,555	316,798
Ottogi *	55	64,923
Paradise	27,966	348,439
POSCO	1,756	265,742
Posco ICT *	12,756	48,824
RedcapTour *	444	7,905
S&T Holdings	5,421	137,610
Sam Young Electronics *	1,260	11,810
Samsung C&T	959	119,185
Samsung Card	1,780	56,615
Samsung Electronics	3,427	3,309,430
Samsung Electronics GDR	1,205	570,642
Samsung Fine Chemicals	1,448	45,917
Samsung Fire & Marine Insurance	1,560	389,192
Samsung Life Insurance	1,874	172,446
SeAH Holdings *	100	11,816
Seoyon Electronics *	2,576	6,828
Sewon Precision Industry	4,119	68,881
Shinhan Financial Group *	8,220	266,532
Shinsegae	255	45,249
Shinsegae Information and Communication Company	195	16,916
SK Chemicals *	1,021	68,881
SK Holdings	705	139,032

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
SK Hynix	16,697	$384,330
SK Innovation	2,351	261,787
SK Telecom	214	37,516
SK Telecom ADR	26,055	513,544
S-Oil	3,524	233,925
ViroMed *	2,639	431,412
YESCO *	1,130	33,423
Young Poong *	43	33,986
Yuhan *	1,520	424,606

		20,867,378

SPAIN — 1.0%
Abertis Infraestructuras	14,402	214,608
Aena * (A)	24,525	2,716,558
Almirall	5,528	106,255
Amadeus IT Holding, Cl A	10,609	432,717
Banco Popular Espanol	25,096	67,508
Banco Santander	183,347	781,890
Bankia	49,351	49,070
CaixaBank	39,220	118,276
Ebro Foods	6,406	125,433
Enagas	8,971	259,761
Ence Energia y Celulosa	13,178	41,685
Faes Farma	23,823	69,231
Ferrovial	3,841	83,999
Grifols	12,258	254,360
Grupo Catalana Occidente	1,419	43,437
Iberdrola	27,289	190,943
Industria de Diseno Textil	16,520	544,892
Merlin Properties Socimi ‡	22,206	256,914
Red Electrica	4,207	339,585
Repsol	35,631	367,609
Tecnicas Reunidas	1,930	63,984
Telefonica *	49,814	524,935
Vidrala	1,121	54,712
Viscofan	2,878	172,337
Zardoya Otis	7,474	78,653

		7,959,352

SWEDEN — 0.8%
Assa Abloy, Cl B	6,651	141,374
Autoliv	1,934	198,777
Axfood	20,186	353,494
Betsson	4,969	79,554
BillerudKorsnas	9,996	159,065
BioGaia, Cl B	1,360	40,890
Capio * (A)	8,334	47,767
Elekta, Cl B	21,122	157,252
Fingerprint Cards, Cl B *	1,616	87,198

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
SWEDEN (continued)
Hennes & Mauritz, Cl B	11,792	$385,779
Hexpol	16,200	143,358
Holmen, Cl B	4,046	116,097
Hufvudstaden, Cl A	7,488	103,207
ICA Gruppen	2,088	73,911
Industrivarden, Cl A	2,480	43,176
Indutrade	2,515	134,122
Karo Bio *	11,882	39,588
Lifco, Cl B	1,359	30,097
Lundin Petroleum *	10,867	156,406
Meda, Cl A	12,488	134,191
Medivir, Cl B *	7,694	60,041
Sandvik	5,244	43,819
Securitas, Cl B	8,623	127,104
Skandinaviska Enskilda Banken, Cl A	12,858	124,081
Skanska, Cl B	6,356	122,456
SKF, Cl B	4,224	64,261
SSAB, Cl A	19,106	45,993
Svenska Cellulosa SCA, Cl B	11,785	348,794
Svenska Handelsbanken, Cl A	7,273	91,583
Swedbank, Cl A	23,258	489,069
Swedish Orphan Biovitrum *	16,554	209,740
Telefonaktiebolaget LM Ericsson, Cl B	51,627	457,729
TeliaSonera	125,270	592,060
Trelleborg, Cl B	15,244	262,790
Unibet Group	5,512	62,094
Volvo, Cl B	7,150	64,844
Wallenstam, Cl B	14,484	103,261

		5,895,022

SWITZERLAND — 3.1%
Baloise Holding	465	56,950
Burckhardt Compression Holding	264	82,393
Cie Financiere Richemont	35,759	2,321,237
Comet Holding	80	49,046
Credit Suisse Group	152,124	2,688,616
dorma+kaba Holding	343	211,626
Dufry *	777	84,266
EMS-Chemie Holding	499	209,122
Geberit	1,180	418,377
Givaudan	307	574,020
Julius Baer Group	47,109	1,997,552
Kuehne + Nagel International	10,043	1,329,868
Kuoni Reisen Holding	304	94,597
LafargeHolcim	43,290	1,822,758
Mobimo Holding	450	95,058

COMMON STOCK — continued
	Shares	Value
SWITZERLAND (continued)
Nestle	21,266	$1,565,157
Novartis	28,365	2,192,310
Partners Group Holding	319	114,846
Roche Holding	3,430	889,419
Schindler Holding	1,970	301,626
SGS	186	361,692
Sika	41	146,670
STMicroelectronics	28,489	186,421
Straumann Holding	636	193,013
Swatch Group	2,034	326,593
Swiss Life Holding	4,257	1,083,580
Swiss Re	2,126	197,404
Swisscom	669	332,674
Syngenta	1,650	605,824
TE Connectivity	35,220	2,013,175
Tecan Group	1,913	275,764
Temenos Group	9,482	460,008
U-Blox	918	184,638
UBS Group	24,124	396,356
Vontobel Holding	2,109	88,892
Zurich Insurance Group	907	201,037

		24,152,585

TAIWAN — 1.4%
AU Optronics	87,000	22,602
AU Optronics ADR	57,291	145,519
Cheng Shin Rubber Industry	61,000	94,378
Chicony Electronics	19,190	39,946
China Airlines *	54,000	18,493
China Steel	179,520	95,991
China Steel Chemical	24,000	78,340
ChipMOS TECHNOLOGIES	795	14,310
Chunghwa Telecom	214,000	663,975
CTBC Financial Holding	109,181	51,497
CTCI	39,000	43,410
Delta Electronics	92,621	393,240
E.Sun Financial Holding	228,739	118,860
Eclat Textile	5,000	71,781
Ennoconn	11,838	125,349
Eva Airways *	41,000	21,730
Evergreen Marine Taiwan	136,350	48,013
Far Eastern New Century	102,939	73,772
Far EasTone Telecommunications	89,748	185,383
Feng TAY Enterprise	9,000	48,916
First Financial Holding	105,000	47,994
Formosa Petrochemical	91,000	225,253
Formosa Plastics	135,200	314,610
Fubon Financial Holding	182,000	201,981

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
Gourmet Master	12,000	$80,545
Hon Hai Precision Industry	262,798	623,256
Hon Hai Precision Industry GDR	109,628	515,246
Hota Industrial Manufacturing	15,000	63,465
Hua Nan Financial Holdings	92,000	41,011
King Slide Works	5,000	65,394
Land Mark Optoelectronics	11,654	179,682
Largan Precision	1,961	142,632
Makalot Industrial	6,000	40,916
Mega Financial Holding	75,683	48,364
Merida Industry	9,000	40,097
Novatek Microelectronics	26,000	109,764
OBI Pharma *	5,000	89,989
Pegatron	80,000	183,760
Pou Chen	146,000	183,968
Powertech Technology	73,000	153,713
Silicon Motion Technology ADR	4,714	146,558
St. Shine Optical	3,000	57,503
Taiwan Cement	65,000	52,290
Taiwan Cooperative Financial Holding	126,000	52,403
Taiwan Semiconductor Manufacturing	75,000	327,726
Taiwan Semiconductor Manufacturing ADR	174,930	3,909,686
Tatung *	257,000	40,398
Uni-President Enterprises	144,059	240,925
Wan Hai Lines	73,000	39,082
Win Semiconductors	66,000	103,145
Yuanta Financial Holding	129,000	40,330
Yungtay Engineering	30,000	39,258

		10,756,449

THAILAND — 0.7%
Advanced Info Service	22,800	108,533
Asia Plus Group Holdings	44,700	4,333
Bangchak Petroleum	480,000	395,496
Bangkok Bank	7,900	34,147
Bangkok Chain Hospital	175,300	40,661
Bangkok Expressway & Metro *	468,225	70,104
BEC World	23,500	19,886
BTS Group Holdings	120,600	27,577
Bumrungrad Hospital	8,200	50,923
Cal-Comp Electronics Thailand *	643,900	61,486
Charoen Pokphand Foods	35,881	19,775
CP ALL PLC	346,790	397,054
Delta Electronics Thailand	80,500	179,211
Electricity Generating	9,100	42,488
Fabrinet *	16,400	408,524

COMMON STOCK — continued
	Shares	Value
THAILAND (continued)
Forth Smart Service	52,400	$22,290
GFPT	63,400	21,709
Indorama Ventures	193,600	114,854
Kang Yong Electric	1,000	8,057
Karmarts	107,500	23,046
Kasikornbank	47,200	225,073
Krung Thai Bank	1,703,800	835,625
Krungthai Card	28,800	70,372
Lalin Property	144,100	15,094
Major Cineplex Group	22,500	17,764
Minor International	40,810	38,819
Pre-Built	18,600	6,491
PTT	54,500	365,589
PTT Global Chemical	44,400	67,631
Ratchaburi Electricity Generating Holding	16,200	22,553
Robinson Department Store	33,100	35,954
Siam Cement	9,709	117,569
Siam City Cement	5,500	42,837
Siam Wellness Group	48,500	12,962
Sino Thai Engineering & Construction PCL	41,400	25,217
Superblock *	639,000	20,744
Thai Oil	32,700	59,308
Thai Union Group, Cl F	147,200	75,799
Thai Vegetable Oil	8,600	5,531
Thanachart Capital	641,800	680,628
Tipco Asphalt	225,500	211,160
Tisco Financial Group	31,600	37,409
TMB Bank	1,485,900	108,156
TTW PCL *	81,600	23,068
Vibhavadi Medical Center	729,600	42,819

		5,214,326

TURKEY — 0.4%
Adana Cimento Sanayii, Cl A	43,476	86,633
Akbank	29,981	73,308
Akcansa Cimento	10,709	47,760
Anadolu Efes Biracilik Ve Malt Sanayii	8,205	50,856
Arcelik	14,638	76,628
Aselsan Elektronik Sanayi Ve Ticaret	34,396	211,479
Baticim Bati Anadolu Cimento Sanayii	4,440	9,764
BIM Birlesik Magazalar	3,640	61,665
Bossa Ticaret Ve Sanayi Isletmeleri Tas	21,305	15,688
DO & CO	675	67,540

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
TURKEY (continued)
Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	44,512	$39,045
Enka Insaat ve Sanayi	78,971	117,615
Eregli Demir ve Celik Fabrikalari	255,159	268,120
Ford Otomotiv Sanayi	7,400	81,066
Haci Omer Sabanci Holding	16,489	47,934
Is Yatirim Menkul Degerler	26,414	9,307
Petkim Petrokimya Holding	52,317	61,938
TAV Havalimanlari Holding	38,298	227,347
Tofas Turk Otomobil Fabrikasi	14,575	100,783
Tupras Turkiye Petrol Rafinerileri	10,341	262,809
Turk Hava Yollari *	77,101	191,581
Turkcell Iletisim Hizmetleri	39,871	142,473
Turkiye Garanti Bankasi	164,724	416,421
Turkiye Halk Bankasi	75,413	261,416
Turkiye Is Bankasi, Cl C	152,516	239,699
Turkiye Vakiflar Bankasi TAO, Cl D	27,316	35,086
Vestel Beyaz Esya Sanayi ve Ticaret	19,859	71,855

		3,275,816

UNITED KINGDOM — 4.8%
Admiral Group PLC	9,284	236,261
Anglo American	19,266	77,088
Aon PLC	2,595	227,919
ARM Holdings PLC	140,271	2,014,226
AstraZeneca	15,857	1,022,834
Auto Trader Group (A)	139,121	776,088
Aviva PLC	25,237	174,127
Babcock International Group	5,449	71,538
BAE Systems PLC	162,988	1,208,180
Barclays	172,000	462,584
Barratt Developments PLC	208,508	1,787,011
Berendsen	3,176	49,493
Betfair Group	7,028	439,163
Booker Group PLC	34,344	81,774
BP PLC	95,681	515,977
British American Tobacco	9,918	553,273
British Land ‡	3,998	42,346
BT Group, Cl A	87,393	606,975
BTG *	16,819	141,110
Bunzl	31,043	830,342
Burberry Group PLC	23,637	406,245
Capita	4,879	82,133
Centamin	58,701	56,911
Cherkizovo Group PJSC GDR	1,153	10,988

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Cobham PLC	34,964	$127,259
Compass Group	12,240	211,457
Croda International	23,059	941,425
DCC	5,026	388,304
Delphi Automotive PLC	12,545	814,672
Derwent London ‡	915	42,707
Diageo	84,181	2,276,134
Direct Line Insurance Group	8,748	47,052
Domino’s Pizza Group PLC *	104,649	1,466,986
easyJet	2,130	47,356
Electrocomponents	11,858	35,569
Elementis	27,586	84,744
Fidessa Group	2,409	64,834
Filtrona PLC	9,290	98,015
Firstgroup *	32,913	43,973
Fresnillo	6,275	65,249
G4S	36,409	118,385
Gazprom Neft PAO ADR	8,357	82,470
GlaxoSmithKline PLC	38,276	792,764
Greggs	11,703	174,908
Halma	41,606	498,247
Hammerson ‡	3,450	28,860
Hargreaves Lansdown	60,346	1,174,257
Hikma Pharmaceuticals	1,828	53,355
HSBC Holdings	69,346	489,364
IG Group Holdings	22,908	240,939
Informa	30,138	274,665
Inmarsat	23,719	374,309
Innospec	1,100	54,835
Intermediate Capital Group	27,305	227,506
Intertek Group	7,299	295,679
JD Sports Fashion	13,437	219,036
Kingspan Group	11,222	288,540
Laird	14,051	71,240
Land Securities Group ‡	2,883	45,420
Legal & General Group	19,805	69,194
Lloyds Banking Group	198,592	187,146
Lukoil PJSC ADR	18,762	631,717
Marshalls	10,057	44,311
Micro Focus International	8,282	163,691
MMC Norilsk Nickel PJSC ADR	14,479	167,377
Moneysupermarket.com Group	9,592	46,473
National Grid PLC	79,506	1,121,134
NCC Group	11,082	50,221
Oxford Instruments	4,810	49,943
Pearson	18,481	209,523
Pennon Group	12,684	160,167

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
PhosAgro OAO GDR	3,200	$37,675
Playtech	4,778	52,725
Premier Farnell	29,357	42,147
Provident Financial	4,052	170,158
Randgold Resources	1,759	124,646
Reckitt Benckiser Group PLC	3,834	342,808
RELX	5,343	94,239
Renishaw	1,877	48,599
Rentokil Initial	22,532	50,354
Rexam	31,501	270,084
Rightmove PLC	4,809	274,409
Rio Tinto	16,853	412,979
RPC Group PLC	31,485	338,363
RSA Insurance Group	10,202	60,856
Sage Group	63,501	562,925
SDL	7,627	49,000
Segro ‡	7,685	48,066
Shaftesbury PLC ‡	10,627	127,637
Sky	14,520	224,958
Smiths Group	3,293	44,798
Spectris PLC	5,941	135,103
Spirax-Sarco Engineering	6,871	300,125
Spirent Communications	26,600	28,428
SSE	24,017	497,846
SSP Group	43,192	176,387
Standard Chartered PLC	6,736	45,525
Standard Life	7,953	41,406
Stolt-Nielsen	1,998	22,825
Subsea 7	4,377	26,194
SuperGroup	7,517	157,966
Synthomer	12,205	51,562
Tate & Lyle	5,019	45,341
Telecom Plus	5,459	78,945
Travis Perkins	2,001	52,361
UBM	906	6,761
Ultra Electronics Holdings	2,889	78,600
Unilever	7,544	334,715
UNITE Group	27,360	250,288
Victrex PLC	3,660	81,475
Vodafone Group	315,120	1,010,652
VTB Bank PJSC GDR	79,310	150,019
WH Smith	8,647	229,570
Workspace Group ‡	13,160	151,903
Worldpay Group * (A)	502,497	2,241,117
Xchanging	20,004	54,304

		36,662,842

COMMON STOCK — continued
	Shares	Value
UNITED STATES — 45.5%
Consumer Discretionary — 6.2%
Advance Auto Parts	3,967	$603,182
Amazon.com *	4,643	2,725,441
Amcon Distributing	602	43,073
American Axle & Manufacturing Holdings *	19,600	251,272
American Eagle Outfitters	13,900	203,496
Aramark	15,750	503,212
Ark Restaurants	500	10,780
AutoZone *	926	710,603
Big 5 Sporting Goods	13,400	163,078
Big Lots	2,300	89,194
Bloomin’ Brands	33,150	585,429
BorgWarner	13,500	396,360
Bravo Brio Restaurant Group *	13,000	111,930
Caleres	1,400	37,632
Cambium Learning Group *	31,062	139,779
Carmike Cinemas *	10,710	237,548
Carriage Services, Cl A	17,577	390,034
Carrols Restaurant Group *	28,914	386,291
Cato, Cl A	2,300	92,759
Cavco Industries *	3,500	293,510
Century Casinos *	7,000	47,320
Century Communities *	18,702	276,602
Charter Communications, Cl A *	321	55,007
Cherokee *	7,546	123,603
Children’s Place	3,900	253,890
Chipotle Mexican Grill, Cl A *	3,226	1,461,281
Churchill Downs	600	82,884
Coach	12,950	479,797
Columbia Sportswear	2,766	152,628
Comcast, Cl A	13,269	739,216
Cooper Tire & Rubber	13,500	492,210
CSS Industries	4,400	123,244
CTC Media	26,900	52,186
Culp	2,300	58,236
Dave & Buster’s Entertainment *	7,300	264,771
Del Frisco’s Restaurant Group *	6,100	96,624
DeVry Education Group	30,500	606,950
Dick’s Sporting Goods	3,125	122,125
DineEquity	1,964	166,783
Dollar General	7,800	585,468
Dollar Tree *	17,013	1,383,497
DSW, Cl A	5,731	137,601
Eldorado Resorts *	28,702	296,205
Entercom Communications, Cl A *	12,109	127,023

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Entravision Communications, Cl A	36,848	$274,886
EW Scripps, Cl A	11,303	214,531
Express *	26,910	456,394
Flexsteel Industries	2,000	87,240
Ford Motor	40,400	482,376
General Motors	23,000	681,720
Gentex	36,000	492,840
Genuine Parts	5,695	490,738
GNC Holdings, Cl A	18,500	518,185
Good Times Restaurants *	27,840	115,814
Goodyear Tire & Rubber	17,600	500,016
Gray Television *	14,100	185,415
Harte-Hanks	19,100	65,322
Hasbro	9,405	698,603
Haverty Furniture	5,500	104,225
Home Depot	4,612	580,005
Houghton Mifflin Harcourt *	21,550	384,452
Interpublic Group of Companies	28,000	628,320
Interval Leisure Group	10,401	122,524
Isle of Capri Casinos *	12,300	155,718
J Alexander’s Holdings *	892	8,412
JC Penney *	19,961	144,917
K12 *	3,700	34,003
Kirkland’s	11,412	135,004
Kohl’s	11,700	582,075
Kona Grill *	9,977	162,226
La-Z-Boy, Cl Z	5,400	115,776
Lear	3,400	353,022
LGI Homes *	14,209	312,030
Liberty Global, Cl A *	5,918	203,638
Liberty Global LiLAC *	295	10,384
Lowe’s	4,958	355,290
M/I Homes *	6,200	111,104
Mattel	43,500	1,200,165
MCBC Holdings *	8,400	106,008
McDonald’s	9,574	1,185,070
Meredith	4,929	208,546
Metaldyne Performance Group	2,400	28,440
Modine Manufacturing *	12,600	80,892
Mohawk Industries *	3,225	536,672
Monarch Casino & Resort *	3,800	78,660
Monro Muffler Brake	2,014	132,421
Motorcar Parts of America *	12,002	412,509
Movado Group	2,200	56,540
Murphy USA *	1,652	95,568

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
National CineMedia	13,249	$207,214
Nautilus *	27,445	534,629
New York Times, Cl A	48,000	634,560
Nexstar Broadcasting Group, Cl A	300	13,563
NIKE, Cl B	27,362	1,696,718
Norwegian Cruise Line Holdings *	24,043	1,090,831
Nutrisystem	3,500	69,335
Office Depot *	60,000	309,000
O’Reilly Automotive *	713	186,022
Outerwall	2,600	87,880
Papa Murphy’s Holdings *	12,308	116,803
PetMed Express	16,500	297,330
Pier 1 Imports	7,800	31,356
Pinnacle Entertainment *	1,600	48,864
Priceline Group *	1,553	1,653,898
PVH	6,050	443,949
RCI Hospitality Holdings *	12,300	101,721
Reading International, Cl A *	11,465	124,510
Red Lion Hotels *	21,328	120,503
Rocky Brands	12,300	133,947
Ross Stores	3,920	220,539
Ruth’s Hospitality Group	17,836	289,835
Scholastic	12,000	411,960
Select Comfort *	7,983	168,122
Shake Shack, Cl A *	400	13,832
Shiloh Industries *	4,900	19,257
Sinclair Broadcast Group, Cl A	11,840	390,720
Smith & Wesson Holding *	19,500	420,420
Sportsman’s Warehouse Holdings *	19,917	261,112
Stage Stores	13,400	111,220
Standard Motor Products	2,400	89,544
Staples	18,500	165,020
Starbucks	6,600	401,082
Stein Mart	9,100	66,976
Stoneridge *	23,100	261,261
Strattec Security	1,300	62,361
TAL Education Group ADR *	1,800	86,346
Target	2,400	173,808
TEGNA	22,700	545,027
Time	31,500	472,500
Time Warner	16,733	1,178,673
Time Warner Cable	1,428	259,910
TJX	12,010	855,593
Tower International	5,000	115,100

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
TRI Pointe Group *	29,800	$314,092
Unifi *	3,700	88,319
Viacom, Cl B	12,900	588,756
VOXX International, Cl A *	12,500	53,625
Walt Disney	6,023	577,124
William Lyon Homes, Cl A *	7,500	81,450
Yum! Brands	5,857	423,871
ZAGG *	30,100	277,522

		47,396,060

Consumer Staples — 3.0%
Altria Group	14,296	873,628
Archer-Daniels-Midland	15,900	562,065
Bunge	5,900	365,859
Cal-Maine Foods	9,100	459,277
Campbell Soup	4,000	225,640
Casey’s General Stores	1,610	194,391
Central Garden & Pet, Cl A *	12,800	176,896
Church & Dwight	6,898	579,432
Cia Cervecerias Unidas ADR	3,860	83,338
Clorox	2,000	258,100
Coca-Cola	28,923	1,241,375
Colgate-Palmolive	7,680	518,631
ConAgra Foods	13,750	572,550
Costco Wholesale	4,462	674,298
CVS Health	8,700	840,333
Dean Foods	22,261	444,775
Farmer Brothers *	2,800	78,036
General Mills	2,600	146,926
Hormel Foods	8,944	719,187
Ingles Markets, Cl A	5,600	214,816
Ingredion	6,000	604,320
J&J Snack Foods	1,300	140,374
JM Smucker	5,350	686,512
John B Sanfilippo & Son	8,296	497,677
Keurig Green Mountain	3,419	305,146
Kimberly-Clark	3,465	444,975
Kraft Heinz	21,368	1,667,986
Kroger	16,700	648,127
Lifevantage *	11,800	98,766
Mannatech *	4,800	84,480
McCormick	5,833	513,129
Medifast	14,200	412,226
Mondelez International, Cl A	28,521	1,229,255
Nature’s Sunshine Products	7,138	61,244
Omega Protein *	8,400	189,756
PepsiCo	10,268	1,019,612

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Philip Morris International	5,670	$510,357
Procter & Gamble	19,710	1,610,110
Reynolds American	8,096	404,395
Sanderson Farms	1,100	89,342
SpartanNash	10,200	209,304
Sysco	8,400	334,404
TreeHouse Foods *	3,586	284,585
Village Super Market, Cl A	3,400	89,284
Walgreens Boots Alliance	4,106	327,330
Wal-Mart Stores	10,522	698,240
Weis Markets	1,300	52,806

		22,443,295

Energy — 2.8%
Adams Resources & Energy	3,600	121,212
Apache	42,010	1,787,105
Bill Barrett *	14,838	54,901
Carrizo Oil & Gas *	10,665	289,341
Chevron	25,112	2,171,435
Columbia Pipeline Group	14,100	261,555
ConocoPhillips	19,326	755,260
Continental Resources *	16,800	354,648
Delek US Holdings	11,913	202,759
DHT Holdings	40,000	231,200
Energen	13,550	477,909
EOG Resources	7,700	546,854
EQT	7,100	438,354
Evolution Petroleum	15,384	71,689
Exxon Mobil	38,606	3,005,477
FMC Technologies *	23,500	591,025
GasLog	4,200	31,374
Golar LNG	600	11,172
Green Plains	2,400	45,480
Gulf Island Fabrication	4,200	36,624
Hallador Energy	5,500	27,390
Helmerich & Payne	20,535	1,043,178
HollyFrontier	11,300	395,161
Independence Contract Drilling *	27,303	110,577
Kinder Morgan	30,100	495,145
Lukoil PJSC ADR	12,400	420,608
Marathon Petroleum	13,000	543,270
Matrix Service *	5,300	100,488
McDermott International *	94,500	260,820
Occidental Petroleum	13,280	914,062
Parker Drilling *	30,100	41,237
PDC Energy *	5,346	304,027

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Energy (continued)
PHI *	5,200	$94,276
Range Resources	5,164	152,648
REX American Resources *	3,700	197,691
Ring Energy *	23,464	129,756
Sasol ADR	6,516	169,416
Schlumberger	19,827	1,432,897
Spectra Energy	23,637	648,836
Tesoro	2,300	200,675
Transocean	32,500	338,650
VAALCO Energy *	33,700	47,517
Valero Energy	27,337	1,855,362
Western Refining	900	29,610
Whiting Petroleum *	7,550	55,493
Williams Companies	18,200	351,260

		21,845,424

Financials — 8.0%
Acadia Realty Trust ‡	21,764	742,152
Access National	9,300	174,933
Alleghany *	300	143,376
Allstate	3,900	236,340
Ambac Financial Group *	9,100	127,764
American Assets Trust ‡	1,900	71,041
American Capital Agency ‡	5,099	87,040
American Equity Investment Life Holding	5,260	95,679
American Express	4,600	246,100
American International Group	38,400	2,168,832
American National Bankshares	4,100	102,500
American Tower, Cl A ‡	2,500	235,850
Ameriprise Financial	5,500	498,575
Ameris Bancorp	11,903	344,354
Apollo Commercial Real Estate Finance ‡	9,200	146,280
Apollo Residential Mortgage ‡	11,400	123,690
Argo Group International Holdings	6,165	350,357
Armada Hoffler Properties ‡	9,700	104,469
Artisan Partners Asset Management, Cl A	3,400	106,420
Ashford Hospitality Prime ‡	6,500	71,435
Aspen Insurance Holdings	10,700	497,657
Asta Funding *	5,900	44,191
Atlas Financial Holdings *	15,872	276,490
AvalonBay Communities ‡	1,039	178,178
Axis Capital Holdings	3,300	177,903
Banc of California	13,900	209,890
Bank of America	162,300	2,294,922

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Bank of Commerce Holdings	18,600	$109,554
Banner	8,048	333,992
Bar Harbor Bankshares	6,027	209,137
BB&T	6,800	222,088
Berkshire Hathaway, Cl B *	6,653	863,360
Berkshire Hills Bancorp	7,700	213,906
BNC Bancorp	11,975	278,060
Boston Properties ‡	5,059	587,906
C&F Financial	2,400	91,800
Camden Property Trust ‡	2,323	177,245
Capital Bank Financial, Cl A	5,296	161,263
Capital One Financial	9,566	627,721
CBL & Associates Properties ‡	11,432	122,894
CenterState Banks	21,137	299,934
Central Pacific Financial	10,300	215,785
Charles Schwab	16,640	424,819
Chatham Lodging Trust ‡	10,800	203,688
Chubb	3,023	341,811
Cincinnati Financial	9,400	541,722
Citigroup	66,567	2,834,423
Citizens & Northern	4,200	84,630
Civista Bancshares	10,600	119,568
CME Group, Cl A	2,900	260,565
CNB Financial	8,252	150,104
CNO Financial Group	30,555	531,657
Consumer Portfolio Services *	2,400	10,656
CorEnergy Infrastructure Trust ‡	6,080	96,064
CoreSite Realty ‡	7,499	480,986
Crawford, Cl B	12,400	56,420
Crown Castle International ‡	3,421	294,890
CYS Investments ‡	21,100	145,379
Dime Community Bancshares	6,400	110,016
Discover Financial Services	4,200	192,318
Dynex Capital ‡	21,100	126,600
E*TRADE Financial *	14,050	331,018
Eaton Vance	9,800	280,868
EMC Insurance Group	14,700	341,922
Employers Holdings	10,400	259,064
Enterprise Financial Services	5,000	141,950
Equinix ‡	3,405	1,057,491
Equity Commonwealth ‡ *	14,450	388,561
ESSA Bancorp	5,500	74,305
Everest Re Group	1,689	302,230
FBR	2,800	51,268
Federal Agricultural Mortgage, Cl C	7,800	254,358

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Federated National Holding	12,780	$316,177
Fidelity Southern	35,176	555,781
Fifth Third Bancorp	35,400	559,320
Financial Institutions	7,800	214,110
First Bancorp	4,900	93,639
First Business Financial Services	6,600	151,536
First Commonwealth Financial	21,900	191,187
First Community Bancshares	17,800	330,190
First Defiance Financial	9,600	373,728
First Financial	2,900	95,845
First Financial Northwest	13,500	182,655
First Industrial Realty Trust ‡	18,272	376,220
First Potomac Realty Trust ‡	28,839	282,334
Flushing Financial	5,800	127,600
FNF Group	4,100	132,758
FNFV Group *	14,166	132,877
Franklin Financial Network *	11,700	325,494
Gain Capital Holdings	12,900	89,784
Getty Realty ‡	5,631	100,682
Gladstone Commercial ‡	9,400	134,420
Gladstone Investment	32,600	236,676
Goldman Sachs Group	2,400	387,744
Great Southern Bancorp	6,900	273,723
Hanmi Financial	5,400	117,180
Hartford Financial Services Group	4,800	192,864
Hatteras Financial ‡	10,534	129,147
HCI Group	8,200	272,650
Heartland Financial USA	4,100	122,795
Heritage Commerce	41,350	405,643
Heritage Financial	12,241	221,685
Heritage Oaks Bancorp	33,273	256,202
HomeStreet *	11,745	240,538
HomeTrust Bancshares *	4,300	79,550
Horizon Bancorp	8,600	220,762
Horizon Technology Finance	13,700	138,644
Hudson Pacific Properties ‡	16,592	421,603
Iberiabank	2,750	131,588
Independence Holding	5,900	90,506
Intercontinental Exchange	900	237,420
Invesco	14,300	427,999
JPMorgan Chase	48,540	2,888,130
Kansas City Life Insurance	1,600	60,000
KCG Holdings, Cl A *	21,900	223,818
KeyCorp	35,200	392,832
Kilroy Realty ‡	3,772	210,742

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Kimco Realty ‡	4,800	$130,512
Kite Realty Group Trust ‡	9,488	251,432
Lakeland Bancorp	7,035	78,862
LendingTree *	4,110	302,866
Lincoln National	12,800	505,088
M&T Bank	3,200	352,576
Macatawa Bank	19,800	116,028
Manning & Napier, Cl A	9,300	76,632
Marsh & McLennan	4,600	245,318
MBIA *	20,700	137,862
Medallion Financial	15,700	104,876
Mercantile Bank	2,800	62,580
Merchants Bancshares	4,600	133,906
MidSouth Bancorp	10,900	83,821
MidWestOne Financial Group	5,497	154,741
Monarch Financial Holdings	10,391	168,230
Monogram Residential Trust ‡	6,900	60,168
Mortgage Investment Trust ‡	11,000	129,030
Nasdaq	8,500	527,000
National Penn Bancshares	12,918	147,265
National Storage Affiliates Trust ‡	8,528	148,302
National Western Life Group, Cl A	800	184,584
Navigators Group *	1,800	157,698
New York Community Bancorp	16,100	249,228
New York Mortgage Trust ‡	23,900	115,676
NewBridge Bancorp	33,183	375,632
Newtek Business Services	7,280	77,605
Northeast Bancorp	6,700	67,670
Northern Trust	21,080	1,308,647
Northrim BanCorp	5,400	124,794
NorthStar Asset Management Group	10,921	126,028
OceanFirst Financial	10,200	180,744
Old Line Bancshares	5,500	95,920
One Liberty Properties ‡	400	8,288
Oppenheimer Holdings, Cl A	5,900	90,447
Outfront Media ‡	17,121	372,382
Owens Realty Mortgage ‡	2,708	37,309
Pacific Continental	16,751	270,361
Pacific Premier Bancorp *	12,427	255,126
Park Sterling	28,754	210,479
PartnerRe	1,839	258,196
Pebblebrook Hotel Trust ‡	9,891	241,538
Piper Jaffray *	6,364	216,376
PNC Financial Services Group	3,400	294,610

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Preferred Bank	8,335	$270,887
Primerica	2,515	113,200
Provident Financial Holdings	11,400	199,272
QTS Realty Trust, Cl A ‡	3,061	141,418
Radian Group	14,776	148,646
Raymond James Financial	12,800	560,768
Regional Management *	7,000	92,820
Republic Bancorp, Cl A	2,600	69,446
Rexford Industrial Realty ‡	7,908	128,821
Ryman Hospitality Properties ‡	11,448	537,484
S&T Bancorp	3,400	91,834
Sabra Health Care ‡	9,437	173,263
Saul Centers ‡	1,800	91,566
Sierra Bancorp	9,500	172,900
Signature Bank *	1,402	195,355
Silver Bay Realty Trust ‡	5,000	69,800
Simon Property Group ‡	1,546	287,989
Southwest Bancorp	16,418	274,837
STAG Industrial ‡	10,439	176,732
State Bank Financial	14,232	274,108
Suffolk Bancorp	5,511	154,253
Summit Hotel Properties ‡	34,400	349,160
Sun Communities ‡	7,212	480,247
Sunstone Hotel Investors ‡	8,100	96,228
SunTrust Banks	22,450	821,221
Synovus Financial	16,559	505,546
Talmer Bancorp, Cl A	2,200	35,332
Tompkins Financial	1,500	84,030
Torchmark	3,100	168,454
Travelers	2,600	278,304
TriCo Bancshares	10,822	276,069
United Community Banks	18,611	336,115
United Financial Bancorp	9,400	106,220
United Insurance Holdings	7,600	118,028
Universal Insurance Holdings	10,700	200,518
Univest Corp of Pennsylvania	15,300	301,104
Unum Group	12,850	368,024
US Bancorp	8,815	353,129
VEREIT ‡	283,015	2,182,046
Voya Financial	12,000	366,960
Walker & Dunlop *	5,100	122,196
Wells Fargo	16,671	837,384
West Bancorporation	8,300	149,400
Wintrust Financial	6,109	257,128
WR Berkley	2,400	120,360

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Zions Bancorporation	15,050	$341,334

		60,723,561

Health Care — 6.9%
Abbott Laboratories	14,500	548,825
Aceto	27,410	626,319
Aetna	2,600	264,784
Albany Molecular Research *	22,653	369,697
Alere *	6,263	232,984
Allergan *	13,046	3,710,674
AMAG Pharmaceuticals *	5,900	135,169
Amgen	10,566	1,613,745
Amsurg, Cl A *	6,300	461,097
ANI Pharmaceuticals *	7,958	254,736
Anika Therapeutics *	4,400	165,528
Anthem	2,300	300,127
Anthera Pharmaceuticals *	21,739	70,217
Applied Genetic Technologies *	7,400	108,114
Ardelyx *	4,100	42,681
athenahealth *	6,417	909,931
AtriCure *	12,568	219,689
Avalanche Biotechnologies *	19,900	119,400
Avinger *	9,890	143,405
Baxalta	9,800	392,098
Becton Dickinson & Company	4,783	695,305
Bellicum Pharmaceuticals *	2,900	32,770
BioSpecifics Technologies *	5,009	191,244
BioTelemetry *	25,175	237,652
Bristol-Myers Squibb	19,939	1,239,408
Cambrex *	7,500	259,800
Cara Therapeutics *	13,400	120,600
Catalyst Pharmaceuticals *	55,761	103,715
Celgene *	24,860	2,493,955
Celldex Therapeutics *	4,000	33,200
Cempra *	7,003	120,662
Centene *	2,900	179,974
Chemed	600	84,192
Chiasma *	5,538	57,041
Chimerix *	4,400	33,880
Cigna	3,400	454,240
Coherus Biosciences *	3,000	39,780
Computer Programs & Systems	600	31,518
Concert Pharmaceuticals *	16,825	256,918
CorVel *	700	31,934
CR Bard	7,342	1,345,568
Cross Country Healthcare *	26,758	385,315
Cynosure, Cl A *	8,318	301,112

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Cytokinetics *	8,200	$63,140
Depomed *	6,500	99,710
Dermira *	4,400	123,200
Eagle Pharmaceuticals *	4,455	320,315
Edwards Lifesciences *	1,986	155,325
Eli Lilly	16,345	1,292,890
Emergent BioSolutions *	10,200	373,320
Exactech *	11,400	228,114
Express Scripts Holding *	21,484	1,544,055
Fate Therapeutics *	27,458	59,172
Flexion Therapeutics *	7,886	122,075
Fonar *	17,700	246,207
Genomic Health *	600	17,280
Geron *	7,400	22,570
Gilead Sciences	10,100	838,300
Grifols ADR	51,634	749,726
Hanger *	3,900	52,611
HeartWare International *	2,659	106,732
Henry Schein *	3,280	496,723
Heska *	5,629	210,299
ICU Medical *	2,783	267,864
Illumina *	8,448	1,334,362
Impax Laboratories *	4,679	175,322
INC Research Holdings, Cl A *	5,900	248,567
Infinity Pharmaceuticals *	15,200	94,392
InfuSystems Holdings *	56,800	159,040
Inogen *	9,592	318,838
Intersect ENT *	8,575	152,892
iRadimed *	8,943	173,941
Johnson & Johnson	27,900	2,913,876
La Jolla Pharmaceutical *	5,768	102,151
Laboratory Corp of America Holdings *	7,200	808,920
LeMaitre Vascular	26,987	394,010
LHC Group *	3,900	147,888
Lipocine *	10,067	91,207
LivaNova *	752	42,097
MacroGenics *	6,700	134,871
Marinus Pharmaceuticals *	10,062	58,058
Masimo *	1,600	58,800
Medtronic	7,100	539,032
Merck	38,027	1,926,828
Molina Healthcare *	6,000	329,460
Momenta Pharmaceuticals *	10,100	125,442
Myriad Genetics *	3,300	128,601
Natus Medical *	1,200	42,336
Nektar Therapeutics *	9,847	134,313

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
NeoGenomics *	48,168	$328,506
Nivalis Therapeutics *	21,289	99,845
Novadaq Technologies *	4,400	48,444
Ophthotech *	2,800	151,732
Orthofix International *	6,700	264,449
Pacira Pharmaceuticals *	19,354	1,150,015
PAREXEL International *	7,288	466,140
PDL BioPharma	13,700	43,018
Pfenex *	18,294	162,268
Pfizer	55,847	1,702,775
PharMerica *	12,618	374,628
Portola Pharmaceuticals, Cl A *	2,400	79,272
Prestige Brands Holdings *	4,100	191,388
Progenics Pharmaceuticals *	37,700	157,209
Providence Service *	6,512	289,133
Quality Systems	5,600	73,416
Quest Diagnostics	8,500	558,195
RadNet *	28,413	169,910
Regeneron Pharmaceuticals *	4,201	1,764,798
Repligen *	12,118	268,414
Rigel Pharmaceuticals *	26,000	71,500
Rockwell Medical *	18,487	115,729
RTI Surgical *	41,417	132,948
Sangamo BioSciences *	6,400	38,720
SciClone Pharmaceuticals *	37,600	300,424
Select Medical Holdings	31,600	301,148
Sharps Compliance *	16,278	99,296
STERIS	6,050	418,902
Sucampo Pharmaceuticals, Cl A *	6,600	83,490
Supernus Pharmaceuticals *	13,548	153,634
SurModics *	9,479	189,106
Teligent *	29,934	214,926
Tetraphase Pharmaceuticals *	12,600	68,544
Thermo Fisher Scientific	1,800	237,708
Trevena *	15,400	112,112
UnitedHealth Group	18,101	2,084,511
Utah Medical Products	200	11,274
Varian Medical Systems *	9,200	709,596
Vascular Solutions *	10,583	289,551
VWR *	4,000	97,840
Waters *	2,572	311,752
Zoetis, Cl A	15,150	652,207

		52,482,348

Industrials — 4.8%
3M (D)	3,966	598,866

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
ACCO Brands *	53,100	$322,317
Aegion, Cl A *	7,400	133,422
AGCO	25,800	1,258,266
Air Transport Services Group *	24,100	234,493
Alamo Group	3,600	190,908
Alaska Air Group	3,006	211,622
Allegiant Travel, Cl A	1,763	282,909
Allegion	6,200	375,472
American Airlines Group	32,917	1,283,434
American Woodmark *	3,100	213,900
AMETEK	3,600	169,380
Apogee Enterprises	400	15,912
ArcBest	10,866	223,079
Argan	3,500	105,420
Astec Industries	3,197	119,248
Avianca Holdings ADR	17,211	68,155
Barrett Business Services	2,300	90,091
Boeing	4,500	540,585
CAI International *	5,100	31,875
Carlisle	6,700	560,656
Caterpillar	11,000	684,640
CBIZ *	28,438	287,224
CH Robinson Worldwide	3,709	240,232
Chicago Bridge & Iron	12,700	493,014
Cintas	2,000	171,840
Columbus McKinnon	5,800	82,940
Comfort Systems USA	2,300	65,182
Controladora Vuela Cia de Aviacion ADR *	2,353	39,860
Costamare	5,600	40,712
Covenant Transportation Group, Cl A *	12,746	248,929
CRA International *	4,000	74,520
CSX	7,100	163,442
Cummins	5,400	485,406
Curtiss-Wright	3,957	273,033
Danaher	4,500	389,925
Deere	10,610	817,076
Delta Air Lines	5,600	248,024
Deluxe	6,178	345,350
Donaldson	15,500	436,790
Ducommun *	9,000	133,200
Eastern	6,900	114,609
EMCOR Group	3,264	149,165
Emerson Electric	6,400	294,272
Equifax	1,700	179,860
Esterline Technologies *	2,536	199,609

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Expeditors International of Washington	7,600	$342,912
FedEx	3,914	520,092
FreightCar America	5,900	112,395
General Cable	7,000	82,040
General Dynamics	1,100	147,147
General Electric	88,900	2,586,990
Gibraltar Industries *	13,018	276,502
Global Brass & Copper Holdings	11,900	246,449
GP Strategies *	9,699	234,619
Greenbrier	4,000	103,440
Griffon	4,900	74,382
H&E Equipment Services	7,300	85,045
Hawaiian Holdings *	18,400	647,864
HD Supply Holdings *	4,000	105,080
Herman Miller	2,100	53,802
Honeywell International	5,227	539,426
Hubbell, Cl B	4,950	447,629
Huntington Ingalls Industries	1,500	191,820
Hurco	4,263	115,101
IHS, Cl A *	4,500	470,790
Insperity	1,800	80,874
Insteel Industries	5,100	125,001
JetBlue Airways *	31,500	671,265
Kadant	7,088	275,085
Kansas City Southern	7,150	506,792
Korn	1,500	46,215
L-3 Communications Holdings, Cl 3	1,991	232,629
LB Foster, Cl A	4,600	53,038
Leidos Holdings	1,675	77,251
Lockheed Martin	1,600	337,600
LS Starrett, Cl A	1,600	15,408
LSI Industries	25,852	298,332
Lydall *	3,800	107,350
Matson	3,700	149,517
Mueller Industries	3,401	86,555
MYR Group *	13,742	274,977
NCI Building Systems *	15,100	156,738
NN	6,388	77,423
Norfolk Southern	7,200	507,600
Northrop Grumman	1,600	296,096
NV5 Global *	11,085	210,393
Owens Corning	15,000	692,850
PAM Transportation Services *	5,571	143,899
Park-Ohio Holdings	7,200	205,416
Patrick Industries *	11,639	406,783

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Precision Castparts	801	$188,195
Quad	8,600	86,688
Radiant Logistics *	28,643	94,808
Raytheon	2,622	336,245
RBC Bearings *	2,094	124,237
Republic Airways Holdings *	14,600	31,098
Roper Technologies	1,533	269,302
RPX *	19,700	228,126
RR Donnelley & Sons	2,444	34,143
SkyWest	11,040	165,821
SL Industries *	4,522	135,660
SPX FLOW *	12,100	288,464
Standex International	300	21,666
Stericycle *	3,817	459,376
Tennant	1,996	108,004
Tetra Tech	12,417	328,926
Timken	6,146	163,176
Triumph Group	11,100	283,050
TrueBlue *	3,100	70,804
UniFirst	1,257	132,362
Union Pacific	5,784	416,448
United Continental Holdings *	8,300	400,724
United Parcel Service, Cl B	9,078	846,070
United Technologies	11,664	1,022,816
Universal Truckload Services	11,800	152,338
Verisk Analytics, Cl A *	7,700	562,100
Versar *	5,000	13,000
Virgin America *	2,700	83,295
Wabash National *	63,643	703,892
Waste Management	7,000	370,650
Watsco	1,068	124,112
Werner Enterprises	20,000	483,000
West	7,991	144,717
WW Grainger	824	162,073
Xerium Technologies *	15,048	135,131
Xylem	31,300	1,125,235
YRC Worldwide *	5,600	57,904

		37,461,132

Information Technology — 9.0%
58.com ADR *	2,678	150,236
Activision Blizzard	31,686	1,103,307
Adobe Systems *	9,945	886,398
Advanced Energy Industries *	15,500	435,240
Akamai Technologies *	14,200	647,804
Alphabet, Cl A *	11,944	9,093,564
Alphabet, Cl C *	968	719,176

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Amkor Technology *	35,100	$215,514
Amphenol, Cl A	13,800	684,066
Apple	50,414	4,907,299
ARRIS International *	6,827	173,884
Aspen Technology *	11,504	373,190
Atmel	37,338	300,944
Autobytel *	22,207	405,278
Automatic Data Processing	8,130	675,522
AVG Technologies *	6,600	124,542
Bel Fuse, Cl B	5,900	89,503
Black Box	7,300	55,626
Blucora *	25,200	217,476
Cascade Microtech *	18,212	288,660
CDK Global	8,387	369,447
CDW	2,800	107,660
Cisco Systems	46,247	1,100,216
Citrix Systems *	4,000	281,840
ClearOne	10,900	131,454
Cognizant Technology Solutions, Cl A *	3,514	222,471
Coherent *	3,700	285,899
CommVault Systems *	1,200	45,024
Computer Sciences	17,725	568,441
Comtech Telecommunications	4,900	95,648
Corning	30,300	563,883
Cree *	34,000	953,020
CSRA	34,625	927,258
Cypress Semiconductor	28,635	225,071
Demand Media *	3,200	16,128
DHI Group *	45,100	419,881
EarthLink Holdings	42,800	253,376
eBay *	5,326	124,948
EchoStar, Cl A *	44,854	1,575,721
Electronic Arts *	14,885	960,752
EMC	4,568	113,149
ePlus *	4,384	415,209
Euronet Worldwide *	200	15,954
Everi Holdings *	18,400	51,704
Everyday Health *	7,100	32,660
Extreme Networks *	18,200	50,232
Facebook, Cl A *	39,365	4,417,147
Fidelity National Information Services	3,100	185,163
Fiserv *	2,600	245,856
Five9 *	19,510	162,518
FLIR Systems	4,300	125,732
Gigamon *	300	7,845

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
GigOptix *	85,876	$267,933
GTT Communications *	12,961	192,989
Hackett Group	35,185	519,682
Hewlett Packard Enterprise	33,284	457,988
Higher One Holdings *	18,800	65,612
HP	33,284	323,188
Information Services Group *	56,358	215,851
Ingram Micro, Cl A	15,000	423,000
Integrated Device Technology *	9,200	234,416
Intel	42,021	1,303,492
Internap *	26,627	102,780
International Business Machines	2,500	311,975
Itron *	12,000	395,520
Ixia *	11,000	105,270
IXYS	13,500	161,055
Jabil Circuit	31,000	617,210
Juniper Networks	34,000	802,400
Key Tronic *	9,600	72,768
Leju Holdings ADR	3,391	13,530
Limelight Networks *	67,852	84,815
LogMeIn *	1,400	73,136
Luxoft Holding, Cl A *	2,626	197,160
Manhattan Associates *	3,500	201,775
MasterCard, Cl A	37,638	3,350,911
MaxLinear, Cl A *	57,793	888,856
MeetMe *	7,100	22,649
Mentor Graphics	7,605	132,175
Methode Electronics	3,259	84,929
Microchip Technology	9,575	429,056
Microsemi *	5,300	168,010
Microsoft	22,889	1,260,955
MicroStrategy, Cl A *	1,900	327,769
Motorola Solutions	6,128	409,167
NCI, Cl A	7,076	89,299
NCR *	24,800	529,232
NeuStar, Cl A *	8,600	211,388
Nuance Communications *	34,800	613,524
NVIDIA	16,200	474,498
Oracle	77,275	2,805,855
Palo Alto Networks *	3,786	565,969
Park City Group *	23,884	208,507
Paychex	13,831	661,952
PayPal Holdings *	3,826	138,272
PC Connection	12,300	277,611
PCM *	11,779	97,177
PC-Tel	11,600	55,564

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Pegasystems	700	$16,450
Photronics *	24,573	293,402
Plexus *	6,441	225,113
PRGX Global *	20,700	78,660
Progress Software *	19,957	516,687
PTC *	16,000	473,760
QAD, Cl A	7,694	142,416
QUALCOMM	4,021	182,312
Reis	7,294	164,480
RetailMeNot *	12,900	117,390
Rofin-Sinar Technologies *	10,400	265,096
salesforce.com inc *	16,990	1,156,339
Sanmina *	3,300	61,842
Science Applications International	8,386	357,411
ShoreTel *	58,092	476,935
Spok Holdings	2,300	41,423
Sykes Enterprises *	1,100	32,384
SYNNEX	4,104	344,531
TechTarget *	22,445	178,438
Telenav *	29,723	171,205
TeleTech Holdings	4,383	117,070
Teradata *	43,600	1,061,224
Tessera Technologies	2,600	74,932
TiVo *	4,800	38,304
Total System Services	3,900	156,624
TTM Technologies *	20,500	119,515
Tucows, Cl A *	5,800	118,842
Tyler Technologies *	400	62,824
Ultra Clean Holdings *	8,800	45,408
Unisys *	22,500	220,950
United Online *	10,585	112,307
USA Technologies *	63,223	203,578
VeriFone Systems *	6,893	161,227
Verint Systems *	6,125	224,236
VeriSign *	1,393	105,311
Visa, Cl A	23,116	1,721,911
Vishay Precision Group *	8,100	95,742
Wayside Technology Group	5,374	98,075
Web.com Group *	28,359	534,000
Workday, Cl A *	10,974	691,472
XO Group *	6,525	97,222
Zix *	54,400	244,256

		69,146,710

Materials — 1.7%
AEP Industries	2,300	194,672

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
Air Products & Chemicals	4,118	$521,792
Alcoa	79,000	575,910
American Vanguard	17,021	191,656
Ashland	1,291	122,335
Axiall	20,700	371,151
Balchem	1,061	59,565
Ball	2,000	133,660
Berry Plastics Group *	5,700	177,270
Chase	1,100	50,545
Chemours	15,433	60,806
Core Molding Technologies *	8,400	90,972
Crown Holdings *	2,400	110,112
Ecolab	2,484	267,949
EI du Pont de Nemours	7,668	404,564
FMC	27,510	982,657
Friedman Industries	4,534	21,763
FutureFuel	2,000	25,040
Graphic Packaging Holding	2,400	27,264
Huntsman	30,900	266,667
International Flavors & Fragrances	4,173	488,074
International Paper	4,700	160,787
Kaiser Aluminum	2,664	207,099
Koppers Holdings	4,800	81,264
Martin Marietta Materials	800	100,464
Materion	8,473	207,504
Monsanto	4,095	371,007
Mosaic	16,800	404,880
Neenah Paper	500	30,220
Newmont Mining	6,803	135,788
Nucor	3,700	144,559
OMNOVA Solutions *	22,000	115,500
PPG Industries	2,794	265,765
Praxair	4,032	403,200
Rayonier Advanced Materials	11,100	77,700
Real Industry *	10,942	70,029
Schweitzer-Mauduit International	3,000	126,000
Sealed Air	7,800	316,134
Sensient Technologies	8,467	505,226
Sherwin-Williams	12,446	3,182,069
Synalloy	5,600	39,480
United States Steel	64,000	448,000
US Concrete *	7,800	354,744
Vulcan Materials	4,300	379,260
WR Grace *	4,100	333,494

		13,604,597

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Telecommunication Services — 1.8%
8x8 *	24,114	$302,872
AT&T	67,756	2,443,281
Boingo Wireless *	25,079	152,982
General Communication, Cl A *	3,300	59,796
IDT, Cl B	3,986	50,622
inContact *	23,634	204,434
Inteliquent	28,200	484,476
Iridium Communications *	29,200	203,232
Level 3 Communications *	51,240	2,501,025
magicJack VocalTec *	5,700	43,377
SBA Communications, Cl A *	1,800	178,704
Shenandoah Telecommunications	4,900	112,602
T-Mobile US *	70,372	2,825,436
Verizon Communications	88,340	4,414,350

		13,977,189

Utilities — 1.3%
Alliant Energy	6,514	425,625
Ameren	2,547	114,411
American Electric Power	7,537	459,531
American States Water	600	27,240
American Water Works	14,450	937,949
Avista	3,612	133,752
Black Hills	5,797	285,676
Chesapeake Utilities	4,651	292,874
CMS Energy	3,900	151,632
Dominion Resources	9,100	656,747
DTE Energy	7,229	614,537
Duke Energy	10,176	766,253
Edison International	2,000	123,600
Empire District Electric	4,368	128,157
Entergy	1,757	124,009
Eversource Energy	1,900	102,220
Exelon	3,585	106,008
Gas Natural	12,900	107,328
IDACORP	2,299	159,987
Laclede Group	13,664	873,676
NiSource	32,500	682,825
Northwest Natural Gas	2,328	120,940
NorthWestern	1,991	111,178
PG&E	1,607	88,240
Portland General Electric	8,340	324,176
PPL	3,100	108,686
Public Service Enterprise Group	3,900	161,070
SCANA	5,052	318,024
South Jersey Industries	4,911	122,087

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Utilities (continued)
Southern	2,487	$121,664
Unitil	5,833	226,029
WEC Energy Group	11,966	660,882
Xcel Energy	11,234	429,364

		10,066,377

		349,146,693

Total Common Stock (Cost $707,275,311)		712,766,692

REGISTERED INVESTMENT COMPANIES — 3.3%
	Shares	Value
CLOSED-END FUND — 0.0%
FII BTG Pactual Corporate Office Fund ‡	191	3,857

EXCHANGE TRADED FUNDS — 0.1%
Consumer Staples Select Sector SPDR Fund	5,120	259,891
iShares MSCI Emerging Markets ETF	8,428	257,728
iShares MSCI Malaysia ETF	16,626	134,837
Market Vectors Vietnam Fund	9,440	131,782

		784,238

OPEN-END FUND — 3.2%
Oakmark International Small Cap Fund, Cl I	1,902,137	24,556,595

Total Registered Investment Companies (Cost $26,353,548)		25,344,690

PREFERRED STOCK — 0.5%
	Shares	Value
BRAZIL — 0.3% (E)
Banco Bradesco	47,880	217,266
Bradespar	74,300	61,672
Centrais Eletricas Santa Catarina	3,600	8,244
Cia Brasileira de Distribuicao	100	956
Cia Energetica de Minas Gerais	56,768	83,879
Cia Paranaense de Energia	7,000	38,590
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B*	20,400	40,190
Eucatex Industria e Comercio	3,300	1,955
Gerdau	91,262	82,140
Itau Unibanco Holding	50,534	315,222
Itau Unibanco Holding ADR	53,322	335,395

PREFERRED STOCK — continued
	Shares	Value
BRAZIL (continued)
Itausa - Investimentos Itau	$43,390	$74,635
Klabin	9,800	9,016
Suzano Papel e Celulose, Cl A	34,083	135,913
Telefonica Brasil	56,472	490,766
Unipar Carbocloro	8,040	8,322

		1,904,161

CHILE — 0.0% (E)
Embotelladora Andina, Cl B	23,882	67,699

GERMANY — 0.1% (E)
Henkel & KGaA	5,489	583,176
Porsche Automobil Holding	1,066	48,467
Sartorius	519	133,432
Volkswagen	1,012	118,295

		883,370

SOUTH AFRICA — 0.0% (E)
Absa Bank	257	11,738

SOUTH KOREA — 0.1% (E)
Hyundai Motor	6,800	574,739
LG Chemical	358	65,258
LG Household & Health Care	189	90,646
Samsung Electronics	466	391,561

		1,122,204

Total Preferred Stock (Cost $5,725,129)		3,989,172

EQUITY LINKED NOTES — 0.2%
	Shares	Value
HSBC* (A)(E)
(convertible into Ambuja Cements) 10/18/23* (A)	16,467	47,451
(convertible into Asain Paints) 03/10/16	3,335	42,794
(convertible into Bajaj Auto) 12/05/16	10	345
(convertible into Bharat Heavy Electronics) 06/28/16	8,138	16,650
(convertible into Bharti Airtel) 03/10/16	11,220	47,980
08/01/16	12,549	53,663
(convertible into Bharti Infratel) 12/12/16	9,692	51,639
(convertible into CESC) 03/10/17	5,541	36,968

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

EQUITY LINKED NOTES — continued
	Shares	Value
(convertible into Container Corp of India) 10/16/18	2,210	$38,691
(convertible into Eicher Motors) 10/16/18	215	52,477
(convertible into Hero Motor) 07/29/19	10	378
(convertible into Hindustan Unilever) 03/10/16	4,000	48,200
(convertible into ICICI Bank) 08/01/16	37,100	125,951
(convertible into ITC) 09/15/16	39,340	185,811
(convertible into LIC Housing Finance) 10/28/16	29,298	205,672
(convertible into Lupin) 08/18/17	2,367	59,732
(convertible into Mahindra & Mahindra GDR) 06/30/16	12,400	225,574
(convertible into NMDC) 08/01/23	26,177	31,177
(convertible into NTPC) 03/10/16	43,573	91,560
(convertible into Reliance Capital) 10/28/16	12,640	71,682
(convertible into Reliance Industries) 10/28/16	16,152	246,691
(convertible into Siemens) 10/16/18	2,358	35,506
(convertible into Sun Pharmaceutical Industry) 03/07/16	3,780	48,674
02/28/17	4,374	56,323
(convertible into Tata Motors) 03/10/16	46,390	41,125
(convertible into Ultra Tech Cement) 03/10/16	1,100	46,083

Total Equity Linked Notes (Cost $1,861,577)		1,908,797

RIGHTS* — 0.0%
	Number of Rights	Value
Arca Continental, Expires 02/23/16	1,591	—
Eclat Textile, Expires 02/19/16	115	522

RIGHTS — continued
	Number of Rights	Value
GCL New Energy Holdings, Expires 02/01/16	261,000	$—
Synergetics, Expires 10/15/18	33,700	—

Total Rights (Cost $—)		522

WARRANT* — 0.0%
	Number of Warrants	Value
VS Industry, Expires 12/28/18 (Cost $—)	104,000	—

Total Investments — 96.9% (Cost $741,215,565) †		$744,009,873

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
2/12/16	AUD	1,602,800	USD	1,133,353	$(399)
3/1/16	CAD	1,649,800	USD	1,225,021	47,350
3/16/16-4/6/16	CHF	2,079,500	USD	2,153,477	119,404
2/12/16	EUR	7,183,700	USD	7,727,578	(56,611)
4/7/16	GBP	955,900	USD	1,404,466	42,195
3/2/16	KRW	651,154,000	USD	560,808	18,103
2/12/16	USD	516,855	AUD	723,700	(4,940)
3/1/16	USD	168,185	CAD	239,300	2,634
4/6/16	USD	33,462	CHF	33,500	(664)
4/7/16	USD	390,346	GBP	274,000	137
3/2/16	USD	285,719	KRW	339,088,000	(3,106)

					$164,103

A list of the counterparties for the forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation
Brown Brothers Harriman	$(1,971,697)	$2,088,157	$116,460
State Street	(13,457,530)	13,505,173	47,643

			$164,103

For the period ended January 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $767,430,323.

*	Non-income producing security.
‡	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2016
(unaudited)

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of January 31, 2016 was $2 ($ Thousands) and represented 0.0% of Net Assets.
(C)	Interest rate unavailable.
†	At January 31, 2016, the tax basis cost of the Fund’s investments was $741,215,565, and the unrealized appreciation and depreciation were $82,073,440 and $(79,279,132) respectively.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

ETF — Exchange Traded Fund

GBP — British Pound

GDR — Global Depositary Receipt

KRW — South Korean Won

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

Ser — Series

USD — United States Dollar

The following is a list of the inputs used as of January 31, 2016, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$218,499	$—	$—	$218,499
Australia	427,629	13,796,008	—	14,223,637
Austria	—	1,959,451	—	1,959,451
Belgium	405,582	2,263,702	—	2,669,284
Bermuda	278,464	—	—	278,464
Brazil	7,081,653	—	—	7,081,653
Canada	18,941,944	—	—	18,941,944
Chile	1,552,096	33,348	—	1,585,444
China	8,560,066	17,681,455	2	26,241,523
Czech Republic	—	367,565	—	367,565
Denmark	1,040,108	4,407,886	—	5,447,994
Egypt	—	87,605	—	87,605
Finland	—	2,735,625	—	2,735,625
France	2,326,979	21,963,622	—	24,290,601
Germany	893,307	17,489,693	—	18,383,000
Greece	361,614	892,898	—	1,254,512
Hong Kong	73,869	11,800,184	—	11,874,053
Hungary	—	294,879	—	294,879
India	1,872,902	3,493,619	—	5,366,521
Indonesia	46,060	3,556,941	—	3,603,001
Ireland	5,456,535	110,535	—	5,567,070
Israel	751,292	1,550,134	—	2,301,426
Italy	55,148	8,301,355	—	8,356,503
Japan	2,153,840	34,557,970	—	36,711,810
Malaysia	299,939	4,354,485	—	4,654,424
Mexico	6,099,683	—	—	6,099,683
Netherlands	8,718,265	8,136,083	—	16,854,348
New Zealand	292,093	918,688	—	1,210,781
Norway	444,340	3,355,705	—	3,800,045
Panama	758,310	—	—	758,310
Peru	73,385	—	—	73,385
Philippines	—	540,790	—	540,790

Investments in Securities	Level 1	Level 2	Level 3	Total
Poland	$205,472	$2,744,374	$—	$2,949,846
Portugal	—	1,163,063	—	1,163,063
Puerto Rico	162,182	—	—	162,182
Russia	845,815	1,765,339	—	2,611,154
Singapore	773,770	2,073,869	—	2,847,639
South Africa	833,757	4,434,758	—	5,268,515
South Korea	1,474,855	19,392,523	—	20,867,378
Spain	3,227,832	4,731,520	—	7,959,352
Sweden	378,323	5,516,699	—	5,895,022
Switzerland	2,458,577	21,694,008	—	24,152,585
Taiwan	4,771,741	5,984,708	—	10,756,449
Thailand	845,531	4,368,795	—	5,214,326
Turkey	—	3,275,816	—	3,275,816
United Kingdom	5,597,688	31,065,154	—	36,662,842
United States	349,060,005	86,688	—	349,146,693

Total Common Stock	439,819,150	272,947,540	2	712,766,692
Registered Investment Companies	25,344,690	—	—	25,344,690
Preferred Stock
Brazil	1,904,161	—	—	1,904,161
Chile	67,699	—	—	67,699
Germany	—	883,370	—	883,370
South Africa	—	11,738	—	11,738
South Korea	90,646	1,031,558	—	1,122,204

Total Preferred Stock	2,062,506	1,926,666	—	3,989,172
Equity Linked Notes	—	1,908,797	—	1,908,797
Rights	—	522	—	522
Warrant	—	—	—	—

Total Investments in Securities	$467,226,346	$276,783,525	$2	$744,009,873

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts *
Appreciation	$—	$229,823	$—	$229,823
Depreciation	—	(65,720)	—	(65,720)

Total Other Financial Instruments	$—	$164,103	$—	$164,103

* Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets.

For the period ended January 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. For the period ended January 31, 2016, there were transfers between Level 1 and Level 3 assets due to pricing restrictions removed by the Adviser. All transfers were considered to have occurred as of the end of the period.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2016
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 48.6%
	Shares	Value
OPEN-END FUNDS — 48.6%
AllianzGI Convertible Fund, Cl I	1,267,809	$35,333,830
PIMCO Emerging Local Bond Fund, Cl I	5,481,668	36,179,007

Total Registered Investment Companies (Cost $91,338,795)		71,512,837

COMMON STOCK — 25.2%
	Shares	Value
ENERGY — 23.7%
American Midstream Partners LP (A)	48,014	391,794
Arc Logistics Partners LP (A)	34,548	431,850
Archrock Partners LP (A)	96,590	975,559
Buckeye Partners LP (A)	46,163	2,688,533
Crestwood Equity Partners (A)	58,766	749,854
CrossAmerica Partners LP (A)	28,261	567,763
CSI Compressco (A)	30,136	185,336
DCP Midstream Partners LP (A)	55,620	1,043,987
Enbridge Energy Management LLC *	187,919	3,279,187
Energy Transfer Partners LP (A)	114,512	3,405,587
EnLink Midstream Partners LP (A)	107,493	1,288,841
GasLog Partners LP (A)	8,795	125,769
Global Partners LP (A)	32,065	516,567
Golar LNG Partners LP (A)	34,537	476,611
Hoegh LNG Partners LP (A)	8,612	121,515
Holly Energy Partners LP (A)	43,442	1,125,582
KNOT Offshore Partners LP (A)	28,444	400,776
Martin Midstream Partners LP (A)	65,913	1,150,841
Midcoast Energy Partners LP (A)	57,997	514,433
NGL Energy Partners LP (A)	61,318	738,882
NuStar Energy LP (A)	92,421	2,997,213
ONEOK Partners LP (A)	64,832	1,772,507
Seadrill Partners (A)	10,830	34,981
Southcross Energy Partners LP (A)	17,951	8,975

COMMON STOCK — continued
	Shares	Value
ENERGY (continued)
Sprague Resources LP (A)	28,630	$583,193
Summit Midstream Partners LP (A)	37,501	705,769
Sunoco (A)	32,015	1,088,830
Targa Resources Partners LP (A)	79,625	1,094,048
TC Pipelines LP (A)	54,569	2,359,564
Teekay LNG Partners LP (A)	80,025	921,888
Teekay Offshore Partners (A)	33,705	152,347
Transmontaigne Partners LP (A)	10,487	332,962
USA Compression Partners LP (A)	64,165	714,798
USD Partners (A)	12,365	95,211
Williams Partners LP (A)	89,050	1,960,881

		35,002,434

FINANCIALS — 0.2%
Annaly Capital Management ‡	19,000	180,500
Oslo Bors VPS Holding	11,150	109,810

		290,310

MATERIALS — 0.1%
CVR Partners LP (A)	9,843	53,546
OCI Partners LP (A)	3,757	25,811

		79,357

UTILITIES — 1.2%
AmeriGas Partners LP (A)	14,500	557,235
Ferrellgas Partners LP (A)	45,389	723,501
Suburban Propane Partners LP (A)	18,785	482,774

		1,763,510

Total Common Stock (Cost $58,022,364)		37,135,611

CORPORATE OBLIGATIONS — 21.9%
	Face Amount	Value
CONSUMER DISCRETIONARY — 2.8%
Carlson Travel Holdings 7.500%, 08/15/19 (B)	$450,000	432,000

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2016
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)	Value
Churchill Downs 5.375%, 12/15/21	850,000	$854,250
Gol LuxCo 8.875%, 01/24/22 (B)	200,000	54,000
MGM Resorts International 7.750%, 03/15/22	550,000	583,000
Servicios Corporativos Javer 9.875%, 04/06/21 (B)	203,000	205,517
Station Casinos 7.500%, 03/01/21	750,000	772,500
Univision Communications 6.750%, 09/15/22 (B)	753,000	775,590
Viking Cruises 8.500%, 10/15/22 (B)	640,000	593,600

		4,270,457

CONSUMER STAPLES — 2.7%
Constellation Brands 4.250%, 05/01/23	425,000	435,094
Constellis Holdings 9.750%, 05/15/20 (B)	825,000	631,125
Darling Ingredients 5.375%, 01/15/22	575,000	563,500
JBS USA 5.875%, 07/15/24 (B)	775,000	620,000
Simmons Foods 7.875%, 10/01/21 (B)	525,000	464,625
Southern Graphics 8.375%, 10/15/20 (B)	825,000	833,250
TreeHouse Foods 4.875%, 03/15/22	550,000	548,625

		4,096,219

ENERGY — 1.6%
California Resources 8.000%, 12/15/22 (B)	246,000	97,785
California Resources 5.500%, 09/15/21	92,000	18,400
Cloud Peak Energy Resources 6.375%, 03/15/24	725,000	186,687
Denbury Resources 5.500%, 05/01/22	400,000	140,000
Ithaca Energy 8.125%, 07/01/19 (B)	300,000	204,000

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
MEG Energy 7.000%, 03/31/24 (B)		950,000	$496,375
Memorial Production Partners 7.625%, 05/01/21		450,000	135,000
Memorial Production Partners 6.875%, 08/01/22		375,000	105,000
Northern Blizzard Resources 7.250%, 02/01/22 (B)		950,000	679,250
Teine Energy 6.875%, 09/30/22 (B)		200,000	159,750
Whiting Petroleum 5.750%, 03/15/21		400,000	251,000

			2,473,247

FINANCIALS — 2.1%
DFC Finance 10.500%, 06/15/20 (B)		300,000	186,750
Emma Delta Finance 12.000%, 10/15/17 (B)	EUR	1,000,000	1,018,297
Gala Electric Casinos 11.500%, 06/01/19 (B)	GBP	190,910	284,423
Iron Mountain 6.000%, 08/15/23 ‡		425,000	442,000
Lansing Trade Group 9.250%, 02/15/19 (B)		750,000	697,500
Minerva Luxembourg 7.750%, 01/31/23 (B)		450,000	419,625

			3,048,595

HEALTH CARE — 4.2%
Acadia Healthcare 5.125%, 07/01/22		525,000	485,625
CHS 5.125%, 08/01/21		725,000	719,563
DaVita HealthCare Partners 5.750%, 08/15/22		450,000	465,750
Envision Healthcare 5.125%, 07/01/22 (B)		550,000	540,375
Halyard Health 6.250%, 10/15/22		725,000	702,344
HCA 4.750%, 05/01/23		700,000	701,750
Kindred Healthcare 6.375%, 04/15/22		800,000	651,000

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2016
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
LifePoint Health 5.500%, 12/01/21		700,000	$710,500
Select Medical 6.375%, 06/01/21		375,000	322,031
Tenet Healthcare 4.500%, 04/01/21		850,000	833,000

			6,131,938

INDUSTRIALS — 5.0%
Actuant 5.625%, 06/15/22		550,000	555,500
ADS Tactical 11.000%, 04/01/18 (B)		900,000	909,000
CMA CGM 7.750%, 01/15/21 (B)		700,000	583,896
DigitalGlobe 5.250%, 02/01/21 (B)		500,000	437,500
IHS 5.000%, 11/01/22		550,000	550,000
Kissner Milling 7.250%, 06/01/19 (B)		800,000	708,000
Moto Finance 6.375%, 09/01/20 (B)	GBP	400,000	575,719
Multi-Color 6.125%, 12/01/22 (B)		450,000	446,625
Orbital ATK 5.250%, 10/01/21		400,000	404,000
Sensata Technologies BV 4.875%, 10/15/23 (B)		700,000	686,000
Techniplas 10.000%, 05/01/20 (B)		450,000	310,500
Titan International 6.875%, 10/01/20		375,000	274,305
United Continental Holdings 6.000%, 12/01/20		175,000	181,125
US Airways Group 6.125%, 06/01/18		400,000	409,000
VRG Linhas Aereas 10.750%, 02/12/23 (B)		400,000	144,000

			7,175,170

INFORMATION TECHNOLOGY — 0.9%
Activision Blizzard 5.625%, 09/15/21 (B)		450,000	472,500

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
Gamenet 7.250%, 08/01/18 (B)	EUR	500,000	$530,814
NeuStar 4.500%, 01/15/23		400,000	328,000

			1,331,314

MATERIALS — 1.5%
Crown Americas 4.500%, 01/15/23		825,000	816,750
LSB Industries 7.750%, 08/01/19		750,000	616,875
Sealed Air 6.500%, 12/01/20 (B)		700,000	771,750

			2,205,375

TELECOMMUNICATION SERVICES — 0.8%
TES Finance 6.750%, 07/15/20 (B)		200,000	259,476
Virgin Media Finance 6.375%, 04/15/23 (B)		850,000	871,250

			1,130,726

UTILITIES — 0.3%
GenOn Americas Generation 9.125%, 05/01/31		750,000	450,000

Total Corporate Obligations (Cost $37,098,284)			32,313,041

LOAN PARTICIPATIONS — 0.7%
	Face Amount(1)		Value
GOL LUXCO 6.500%, 08/31/20		550,000	519,750
NARTC Bank Loan 11.500%, 07/13/20		400,000	397,000
9.000%, 01/13/20		7,882	7,784
7.750%, 01/13/20		170,588	168,456

Total Loan Participations (Cost $1,115,998)			1,092,990

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2016
(unaudited)

CONVERTIBLE BONDS — 0.5%
	Face Amount(1)		Value
Encore Capital Group 3.000%, 07/01/20		100,000	$65,625
Pescanova
8.750%, 02/17/19 (C)	EUR	400,000	38,999
5.125%, 04/20/17 (C)	EUR	500,000	48,748
Tesla Motors 1.250%, 03/01/21		275,000	221,031
Titan Machinery 3.750%, 05/01/19		425,000	282,891

Total Convertible Bonds (Cost $901,550)			657,294

PREFERRED STOCK (D) — 0.1%
	Shares		Value
UNITED STATES — 0.1%
Amid PIPE *		7,340	59,894
Teekay Offshore Partners		10,700	134,820

Total Preferred Stock (Cost $440,533)			194,714

SOVEREIGN DEBT — 0.1%
	Face Amount(1)		Value
Hellenic Republic Government Bond 3.000%, 02/24/23 (E) (Cost $172,264)	EUR	200,000	143,938

Total Investments — 97.1% (Cost $189,089,788) †			$143,050,425

A list of the open futures contracts held by the Fund at January 31, 2016, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation
BP Currency	(13)	Mar-2016	$74,855
Euro Currency	(18)	Mar-2016	48,632

			$123,487

For the period ended January 31, 2016, the total amount of all open futures contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $147,313,918.

*	Non-income producing security.
‡	Real Estate Investment Trust

(1)	In U.S. dollars unless otherwise indicated
(A)	Security considered Master Limited Partnership. At January 31, 2016, these securities amounted to $33,566,114 or 22.8% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Security in default on interest payments.
(D)	Interest rate unavailable.
(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on January 31, 2016. The coupon on a step bond changes on a specified date.
†	At January 31, 2016, the tax basis cost of the Fund’s investments was $189,089,788, and the unrealized appreciation and depreciation were $205,539 and $(46,244,902) respectively.

Cl — Class

EUR — Euro

GBP — British Pound Sterling

LLC — Limited Liability Company

LP — Limited Partnership

PIPE — Private Investment in Public Equity

The following is a list of the inputs used as of January 31, 2016, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$71,512,837	$—	$—	$71,512,837
Common Stock	37,135,611	—	—	37,135,611
Corporate Obligations	—	32,313,041	—	32,313,041
Loan Participations	—	1,092,990	—	1,092,990
Convertible Bonds	—	657,294	—	657,294
Preferred Stock	134,820	59,894	—	194,714
Sovereign Debt	—	143,938	—	143,938

Total Investments in Securities	$108,783,268	$34,267,157	$—	$143,050,425

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$123,487	$—	$—	$123,487

* Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 58.3%
	Shares	Value
EXCHANGE TRADED FUNDS — 10.5%
Consumer Discretionary Select Sector SPDR Fund	10,400	$770,744
Consumer Staples Select Sector SPDR Fund	10,600	538,056
Industrial Select Sector SPDR Fund (A)	27,000	1,349,730
PowerShares S&P 500 Downside Hedged Portfolio	1,850,963	44,256,525
Technology Select Sector SPDR Fund (A)	50,000	2,062,000

		48,977,055

OPEN-END FUNDS — 47.8%
AQR Managed Futures Strategy HV Fund	4,190,488	46,095,366
AQR Multi Strategy Alternative Fund	3,789,986	37,179,766
AQR Style Premia Alternative Fund	4,647,226	48,005,847
ASG Managed Futures Strategy Fund, Cl Y	4,261,448	46,918,546
PIMCO All Asset All Authority Fund, Cl I	5,933,635	44,976,956

		223,176,481

Total Registered Investment Companies (Cost $290,482,714)		272,153,536

U.S. TREASURY OBLIGATIONS — 8.6%
	Face Amount	Value
U.S. Treasury Bills
0.454%, 01/05/17 (A) (B)	$10,100,000	10,057,873
0.150%, 07/21/16 (B)	10,000,000	9,981,220

U.S. Treasury Notes
2.250%, 11/15/25	19,400,000	19,953,967

Total U.S. Treasury Obligations (Cost $39,427,625)		39,993,060

COMMON STOCK — 21.6%
	Shares	Value
ARGENTINA — 0.0%
Ternium ADR	16,259	$193,157

AUSTRIA — 0.1%
Austria Technologie & Systemtechnik	6,600	85,440
Kapsch TrafficCom	2,946	103,401
Palfinger	1,942	55,539
Porr Ag	717	19,185

		263,565

BELGIUM — 0.0%
AGFA-Gevaert *	32,604	139,160

BERMUDA — 0.2%
Assured Guaranty	28,400	675,352
Marvell Technology Group	17,400	153,990
Teekay Tankers, Cl A	35,007	159,982

		989,324

BRAZIL — 0.1%
Cia Energetica de Minas Gerais ADR	125,805	186,191
Cosan, Cl A	20,156	65,306

		251,497

CANADA — 0.7%
Advantage Oil & Gas * (A)	16,491	90,041
AGF Management, Cl B	20,000	67,242
Aimia	32,100	214,474
Air Canada, Cl B *	47,200	264,487
Bird Construction	13,500	111,400
Canfor Pulp Products	9,400	66,966
Cascades	13,400	100,627
CCL Industries, Cl B	2,200	310,158
Centerra Gold	9,800	44,631
Chorus Aviation, Cl B	17,800	68,232
Cogeco	1,400	53,516
Cogeco Communications	300	13,545
Corus Entertainment, Cl B	17,600	122,241

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
Endeavour Mining * (A)	10,750	$65,686
Equitable Group	400	14,845
George Weston	500	38,550
Home Capital Group, Cl B	16,800	344,898
Magna International	9,550	330,334
Medical Facilities	5,700	56,760
Power Corp of Canada	18,000	381,740
Silvercorp Metals	123,837	60,928
Sun Life Financial	12,400	355,651
Twin Butte Energy	2,500	134
WestJet Airlines, Cl A	1,800	24,310
Wi-LAN	58,500	64,309

		3,265,705

CAYMAN ISLANDS — 0.0%
Xingda International Holdings (A)	348,000	63,957

CHINA — 0.6%
361 Degrees International (A)	185,000	59,916
Agile Property Holdings (A)	300,000	143,043
Agricultural Bank of China, Cl H (A)	983,000	347,423
Alibaba Group Holding ADR * (A)	484	32,443
Bank of Chongqing, Cl H (A)	87,000	67,535
Baoye Group, Cl H (A)	16,000	9,233
China Cinda Asset Management, Cl H	228,000	70,913
China Communications Services, Cl H	58,000	22,661
China Construction Bank, Cl H (A)	605,000	367,781
China Creative Home Group (A)	78,000	5,915
China Shineway Pharmaceutical Group (A)	37,000	42,084
Chongqing Rural Commercial Bank, Cl H (A)	348,000	176,217
Concord Medical Services Holdings ADR	6,400	30,208
Dongfeng Motor Group, Cl H (A)	286,000	335,223
HNA Infrastructure, Cl H (A)	26,000	30,074

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Industrial & Commercial Bank of China ADR	9,179	$94,865
JA Solar Holdings ADR *	25,661	228,896
Metallurgical Corp of China, Cl H	1,000	230
New Oriental Education & Technology Group ADR	11,860	372,523
Peak Sport Products (A)	13,000	3,258
Shimao Property Holdings (A)	59,000	81,893
Trina Solar ADR * (A)	15,225	139,765
Weiqiao Textile, Cl H (A)	61,500	27,269
Xinhua Winshare Publishing and Media, Cl H (A)	46,000	36,654
Xinyuan Real Estate ADR (A)	21,073	76,706
XTEP International Holdings (A)	113,000	50,249

		2,852,977

DENMARK — 0.1%
Bavarian Nordic * (A)	6,375	265,124
Dfds (A)	2,821	99,834
Schouw (A)	1,849	108,836

		473,794

FINLAND — 0.1%
Atria, Cl A	10,472	100,851
Elisa	837	30,203
Finnair	21,300	113,986
HKScan, Cl A	2,156	8,198
YIT	26,393	140,155

		393,393

GERMANY — 0.2%
Deutsche Lufthansa (A)	35,877	523,322
Koenig & Bauer (A)	3,542	107,168
PATRIZIA Immobilien * (A)	7,051	179,768
Washtec (A)	3,753	111,133

		921,391

GREECE — 0.0%
Aegean Airlines	9,580	77,212

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG — 0.7%
ASR Logistics Holdings (A)	1,082,500	$94,604
Central China Securities, Cl H (A)	236,000	94,936
Changgang Dunxin Enterprise (A)	586,000	38,410
China Everbright (A)	156,000	320,788
China High Speed Transmission Equipment Group (A)	314,000	240,115
China Lesso Group Holdings (A)	32,000	17,314
China Lilang (A)	66,000	37,662
China XLX Fertiliser (A)	91,000	30,057
Computime Group (A)	238,000	29,976
Dawnrays Pharmaceutical Holdings (A)	76,000	51,280
Dickson Concepts International (A)	86,500	25,347
Emperor Entertainment Hotel (A)	545,000	96,660
Emperor International Holdings (A)	466,000	74,264
Fortune Real Estate Investment Trust ‡ (A)	80,000	81,122
Fountain SET Holdings (A)	896,000	94,427
Giordano International (A)	158,000	62,949
Guangdong Yueyun Transportation, Cl H (A)	34,000	21,237
Guangnan Holdings (A)	576,000	65,145
Hop Fung Group Holdings (A)	888,000	58,204
IT (A)	218,000	52,673
Ju Teng International Holdings (A)	188,000	73,694
Liu Chong Hing Investment (A)	82,000	88,525
NagaCorp (A)	306,000	185,232
Pico Far East Holdings (A)	260,000	63,489
Playmates Toys (A)	452,000	103,983
Road King Infrastructure (A)	32,000	25,457
Seaspan, Cl A	12,729	204,682
Sun Hung Kai (A)	163,000	95,108
Sunlight Real Estate Investment Trust ‡ (A)	151,000	71,416
TCC International Holdings (A)	117,000	16,992
Texwinca Holdings (A)	14,000	13,495

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Tianjin Port Development Holdings (A)	470,000	$64,633
Tianneng Power International (A)	282,000	208,759
Truly International Holdings (A)	66,000	14,844
United Laboratories International Holdings * (A)	80,000	30,022
Universal Health International Group Holding	46,000	5,735
Varitronix International (A)	51,000	35,919
Victory City International Holdings (A)	1,798,000	166,378
Wheelock (A)	94,000	356,992
Yuexiu Transport Infrastructure (A)	12,000	6,955

		3,419,480

IRELAND — 0.0%
Ardmore Shipping	9,288	94,273

ISRAEL — 0.3%
Airport City *	4,739	41,876
B Communications	1,643	41,295
Cellcom Israel *	14,282	91,228
El Al Israel Airlines	214,027	146,979
Jerusalem Oil Exploration *	2,477	93,807
Magic Software Enterprises	53,329	302,909
Orbotech *	14,386	300,236
Perion Network *	84,301	206,537

		1,224,867

ITALY — 0.0%
Aedes ‡ *	207,194	94,853
ASTM	9,126	99,158
DeA Capital	23,545	33,158

		227,169

JAPAN — 1.0%
Aderans (A)	3,700	18,307
Ahresty (A)	17,800	108,654
BML (A)	3,400	102,928
Canon Electronics	3,100	44,478

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Chiyoda Integre	200	$4,964
Daiichi Sankyo (A)	28,400	582,122
Ferrotec (A)	1,000	10,680
Godo Steel (A)	54,000	100,359
Imasen Electric Industrial (A)	12,000	114,980
Japan Asia Group * (A)	25,000	117,086
Japan Display (A)	226,900	515,405
K&O Energy Group (A)	9,000	113,740
kabu.com Securities (A)	37,200	111,233
Kamei (A)	12,900	118,382
Kirindo Holdings (A)	2,400	18,773
Mazda Motor (A)	33,400	592,739
Mitsubishi Nichiyu Forklift (A)	22,100	86,892
Monex Group (A)	106,700	267,047
Namura Shipbuilding (A)	19,400	138,772
Nippon Piston Ring (A)	6,600	101,127
Nippon Telegraph & Telephone ADR	1,652	70,639
Nittetsu Mining (A)	29,000	110,189
Nuflare Technology (A)	2,300	110,379
Okuwa (A)	3,000	26,738
Sanyo Shokai (A)	43,000	107,265
SBI Holdings (A)	13,900	136,399
SK-Electronics (A)	15,500	77,074
Takata (A)	34,800	190,004
TOA ROAD CORP (A)	35,000	117,375
Togami Electric Manufacturing (A)	16,000	71,234
Toho Holdings (A)	6,900	158,045
Tokai (A)	4,200	112,576
West Holdings (A)	16,900	112,234

		4,668,819

MALAYSIA — 0.2%
AirAsia	678,500	231,882
Padini Holdings	147,500	71,709
Pharmaniaga	11,800	17,466
Supermax	136,700	97,713

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
Ta Ann Holdings	51,400	$62,224
Top Glove	176,500	230,236

		711,230

MEXICO — 0.0%
America Movil ADR, Cl L (A)	14,967	211,633

NETHERLANDS — 0.0%
BinckBank	5,319	42,288
Koninklijke Ahold	5,515	124,416

		166,704

NORWAY — 0.1%
Avance Gas Holding (C)	7,633	96,626
Awilco Drilling	19,344	68,405
BW LPG (C)	20,282	154,890
Fred Olsen Energy	35,196	139,461
Kvaerner	137,770	106,482

		565,864

PANAMA — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	7,974	185,954

PORTUGAL — 0.0%
Altri	21,812	88,702
Semapa-Sociedade de Investimento e Gestao	79	949

		89,651

PUERTO RICO — 0.1%
Triple-S Management, Cl B *	16,096	358,780

SINGAPORE — 0.2%
China Yuchai International	1,670	15,681
CSE Global	41,200	12,725
Ellipsiz	411,400	82,303
Flextronics International *	23,800	249,424
Hong Leong Asia	97,300	52,250
Indofood Agri Resources	27,400	8,270

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
SINGAPORE (continued)
Japfa *	188,000	$62,025
k1 Ventures	152,560	101,735
Lian Beng Group	79,100	23,598
UMS Holdings	85,000	30,131
United Engineers	74,200	92,711

		730,853

SOUTH KOREA — 1.4%
Asia Cement *	1,316	101,425
Avatec *	22,902	145,179
Bixolon *	9,015	104,896
Chungdahm Learning	842	9,130
Daehan Steel *	7,870	51,533
Daesung Microbiological Labs *	1,067	91,579
Daou Technology *	37,511	638,276
DHP Korea	11,531	106,279
Display Tech *	31,384	108,243
DK UIL *	6,506	59,422
Dongbu HiTek *	28,685	328,983
DongKook Pharmaceutical *	2,232	120,452
Dongkuk Steel Mill *	24,224	103,855
DY *	30,940	147,100
Easy Bio *	54,211	261,356
e-LITECOM *	12,453	148,015
Fine Semitech	32,513	106,307
GMB Korea *	4,303	14,931
GS Holdings *	7,371	309,866
Hannet *	33,008	82,733
Hansol Paper *	6,213	109,864
Hanwha Chemical *	6,275	136,345
Il Dong Pharmaceutical *	7,402	176,272
INZI Display *	41,591	53,251
Jahwa Electronics *	8,082	106,174
Kia Motors	7,971	300,184
KM *	21,625	109,667
Korea Circuit *	12,930	119,173
Korea Electric Power *	8,767	384,639

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Korea United Pharm *	3,539	$57,857
Korean Drug *	25,148	126,694
KT	970	22,047
Kyungdong Pharm	1,829	28,452
Mcnex *	6,376	147,580
Mhethanol *	16,788	108,802
Mobase *	14,963	85,740
Moorim Paper *	54,210	129,093
OCI Materials *	3,003	276,780
Partron	38,832	349,804
Protec *	4,874	32,848
S&C Engine Group *	67,663	96,226
Samjin Pharmaceutical *	600	13,437
SeAH Steel *	1,313	55,190
Shinsegae Engineering & Construction	310	11,338
SIMMTECH HOLDINGS *	13,773	25,216
Sung Woo Electronics *	12,720	86,476
Tongyang Life Insurance *	8,368	71,191
WiSoL	23,324	278,202
YeaRimDang Publishing *	4,326	14,722
Yeong Hwa Metal	87,507	116,418

		6,669,242

SWEDEN — 0.3%
Fastighets Balder, Cl B * (A)	12,599	280,338
Hemfosa Fastigheter (A)	12,029	118,413
Intrum Justitia (A)	9,777	322,561
Medivir, Cl B * (A)	11,933	93,140
Oriflame Holding * (A)	8,154	114,274
Rottneros (A)	133,885	106,061
SkiStar (A)	8,396	113,705
Tethys Oil (A)	19,032	130,258

		1,278,750

SWITZERLAND — 0.1%
Bell	32	112,461
Bobst Group	708	28,822

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND (continued)
Gurit Holding	145	$73,608
Kardex	1,221	87,431

		302,322

TAIWAN — 0.1%
ChipMOS TECHNOLOGIES	6,544	117,792
Silicon Motion Technology ADR (A)	5,608	174,353

		292,145

THAILAND — 0.1%
Fabrinet *	9,747	242,798

UNITED STATES — 14.9%
Consumer Discretionary — 2.6%
Abercrombie & Fitch, Cl A	10,329	271,033
American Axle & Manufacturing Holdings *	2,200	28,204
American Eagle Outfitters	5,600	81,984
Beazer Homes USA *	14,745	126,070
Bojangles’ *	3,000	43,560
Bravo Brio Restaurant Group *	1,762	15,171
Brunswick	1,500	59,775
Carrols Restaurant Group *	12,871	171,957
Cavco Industries *	5,500	461,230
Children’s Place	200	13,020
Deckers Outdoor *	400	19,784
Delta Apparel *	13,767	165,892
Denny’s * (A)	17,640	165,287
Diamond Resorts International *	900	16,578
Dick’s Sporting Goods	2,200	85,976
Eldorado Resorts *	13,242	136,657
Entercom Communications, Cl A *	24,518	257,194
Express *	42,457	720,071
Francesca’s Holdings *	7,782	141,866
GameStop, Cl A	21,900	573,999
Gap	7,100	175,512
Genesco *	8,500	562,190

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
GNC Holdings, Cl A	3,000	$84,030
Group 1 Automotive	500	26,825
Helen of Troy *	300	26,811
Isle of Capri Casinos *	14,871	188,267
John Wiley & Sons, Cl A	2,700	112,860
K12 *	9,300	85,467
La Quinta Holdings *	7,900	89,586
Lithia Motors, Cl A	5,900	451,763
M/I Homes *	8,082	144,829
Macy’s	1,400	56,574
Marcus	12,730	241,106
MarineMax *	27,300	461,643
Marriott Vacations Worldwide	1,100	54,329
MCBC Holdings *	4,900	61,838
Modine Manufacturing *	9,378	60,207
Movado Group	10,426	267,948
Nautilus *	12,141	236,507
Party City Holdco *	2,000	19,260
Penske Automotive Group	1,100	34,507
Perry Ellis International *	9,973	189,587
Pier 1 Imports	9,000	36,180
PVH	900	66,042
RCI Hospitality Holdings *	20,375	168,501
Red Robin Gourmet Burgers *	1,300	80,262
Regis *	12,400	185,256
Ruth’s Hospitality Group	18,577	301,876
Select Comfort *	3,600	75,816
Shake Shack, Cl A *	18,700	646,646
Skechers U.S.A., Cl A *	900	25,371
Stage Stores	2,300	19,090
Staples	10,000	89,200
Stoneridge *	22,254	251,693
Tilly’s, Cl A *	62,600	406,274
TopBuild *	13,900	372,242
Tower International	4,312	99,262

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Tuesday Morning *	75,800	$422,206
Tupperware Brands	3,000	139,290
Twenty-First Century Fox	7,600	205,960
Ulta Salon Cosmetics & Fragrance *	500	90,585
Unifi *	8,268	197,357
Viacom, Cl A	900	43,686
Viacom, Cl B	3,200	146,048
Visteon	4,727	316,142
Wingstop *	5,600	135,856
Wolverine World Wide	8,000	135,280
ZAGG *	28,170	259,727

		12,102,802

Consumer Staples — 0.8%
Avon Products	110,527	374,687
Calavo Growers	4,029	208,501
Central Garden & Pet, Cl A *	18,363	253,777
Dean Foods	4,034	80,599
Flowers Foods	9,300	191,022
Ingles Markets, Cl A	4,523	173,502
John B Sanfilippo & Son	1,176	70,548
Medifast	26,309	763,750
Natural Health Trends	21,256	424,057
Nu Skin Enterprises, Cl A	487	15,414
Omega Protein *	26,946	608,710
Primo Water *	24,171	225,274
Wal-Mart Stores	6,800	451,248

		3,841,089

Energy — 0.6%
Atwood Oceanics	88,844	544,614
Clean Energy Fuels *	29,786	79,826
DHT Holdings	67,941	392,699
Marathon Oil	3,900	37,947
Marathon Petroleum	6,900	288,351
Matrix Service *	4,052	76,826

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Energy (continued)
McDermott International *	20,010	$55,228
Oasis Petroleum *	21,800	116,630
Pacific Ethanol *	16,283	56,828
PHI *	3,072	55,695
Pioneer Energy Services *	135,798	186,043
Seadrill Partners (D)	72,984	235,738
Superior Energy Services	3,600	37,116
TETRA Technologies *	36,900	228,411
Transocean	8,500	88,570
Valero Energy	3,400	230,758
Veresen	9,000	49,400
Willbros Group *	27,181	52,731

		2,813,411

Financials — 3.8%
Altisource Portfolio Solutions *	14,471	418,212
Apollo Residential Mortgage ‡ (A)	5,337	57,906
Arbor Realty Trust ‡	25,726	168,248
Ashford Hospitality Trust ‡	31,792	176,764
Aspen Insurance Holdings	12,500	581,375
Axis Capital Holdings	13,200	711,612
Banner (A)	5,247	217,751
Berkshire Hills Bancorp (A)	9,098	252,742
Bluerock Residential Growth, Cl A ‡	3,100	32,116
Boston Private Financial Holdings	12,045	124,666
Brookline Bancorp	23,276	259,760
Cardinal Financial	11,342	216,292
Century Bancorp, Cl A	2,281	92,381
Chatham Lodging Trust ‡	28,300	533,738
Cousins Properties ‡	2,900	24,998
DiamondRock Hospitality ‡	6,900	57,270
Dime Community Bancshares	12,758	219,310
Empire State Realty Trust, Cl A ‡	42,900	709,995
Employers Holdings	5,629	140,218

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Equinix ‡	1,230	$382,001
Equity Commonwealth ‡ *	21,700	583,513
Equity LifeStyle Properties ‡	5,600	369,152
Financial Institutions	5,499	150,948
First Busey	13,210	243,460
First Defiance Financial	3,658	142,406
First Internet Bancorp	4,222	113,150
First Merchants	8,904	203,545
First of Long Island	3,987	115,743
Forest City Realty Trust, Cl A ‡ *	35,707	703,428
Franklin Financial Network *	9,656	268,630
Genworth Financial, Cl A *	227,215	631,658
HomeStreet * (A)	10,408	213,156
Hudson Pacific Properties ‡	18,900	480,249
Kilroy Realty ‡	1,900	106,153
Lamar Advertising, Cl A ‡	12,700	712,597
Lincoln National	5,500	217,030
MainSource Financial Group (A)	4,029	89,363
Malvern Bancorp *	4,232	71,055
Meta Financial Group	931	40,368
Monogram Residential Trust ‡	59,000	514,480
Nicholas Financial *	9,971	103,200
Northrim BanCorp	500	11,555
Orchid Island Capital, Cl A ‡	12,560	111,533
Oritani Financial (A)	10,649	178,051
Preferred Bank	6,236	202,670
RE, Cl A	5,587	194,539
RMR Group *	504	10,508
Saul Centers ‡	1,500	76,305
Security National Financial, Cl A *	12,546	69,382
Select Income ‡	22,500	425,250
Senior Housing Properties Trust ‡	11,200	162,176
Silver Bay Realty Trust ‡	46,400	647,744

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Simon Property Group ‡	3,800	$707,864
SL Green Realty ‡	3,300	318,813
Sotherly Hotels ‡	11,821	62,060
Suffolk Bancorp	8,167	228,594
Summit Hotel Properties ‡	33,400	339,010
Sunstone Hotel Investors ‡	45,900	545,292
Taubman Centers ‡	9,900	703,296
United Community Banks	13,607	245,742
Voya Financial	22,800	697,224
Westfield Financial	22,720	181,306

		17,569,553

Health Care — 2.2%
Addus HomeCare *	800	16,968
Aegerion Pharmaceuticals *	47,211	334,254
Alliance HealthCare Services * (A)	9,739	72,848
Almost Family * (A)	6,513	249,057
AMAG Pharmaceuticals *	1,500	34,365
Amgen	4,300	656,739
AMN Healthcare Services * (A)	8,022	225,980
Amsurg, Cl A * (A)	2,142	156,773
Applied Genetic Technologies *	6,700	97,887
Avalanche Biotechnologies *	41,400	248,400
Biogen *	440	120,146
Cambrex *	6,452	223,497
Computer Programs & Systems	1,100	57,783
DexCom *	300	21,384
EDAP TMS ADR *	16,176	57,263
Endocyte *	103,900	348,065
Ensign Group	1,200	26,940
Enzo Biochem *	35,822	169,796
Enzymotec *	7,435	66,692
Fonar *	16,300	226,733
Geron *	10,975	33,474
Gilead Sciences	10,739	891,337

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Greatbatch * (A)	5,266	$203,320
Harvard Bioscience *	38,920	115,592
Heska *	4,087	152,690
ICU Medical * (A)	1,806	173,828
Infinity Pharmaceuticals *	13,600	84,456
Kindred Healthcare	2,400	23,184
LeMaitre Vascular	14,591	213,029
LHC Group * (A)	3,671	139,204
Ligand Pharmaceuticals *	5,636	563,431
MacroGenics *	34,900	702,537
Magellan Health *	3,400	193,800
MEDNAX *	2,300	159,758
Merit Medical Systems *	12,725	210,599
Misonix *	4,342	33,347
Omnicell * (A)	11,344	317,519
Orthofix International *	1,700	67,099
PharMerica * (A)	14,934	443,390
pSivida *	12,845	43,801
QIAGEN *	10,600	240,726
Quality Systems	4,800	62,928
Quintiles Transnational Holdings *	3,400	206,822
RTI Surgical * (A)	30,764	98,752
SciClone Pharmaceuticals * (A)	12,652	101,090
Simulations Plus	16,307	181,171
Taro Pharmaceutical Industries *	5,135	748,683
United Therapeutics *	3,776	465,128
VCA Antech *	1,400	71,778
Vericel *	36,200	76,382

		10,430,425

Industrials — 1.5%
ACCO Brands * (A)	31,148	189,068
Aegion, Cl A *	15,478	279,068
Barrett Business Services	800	31,336
CEB	600	35,388

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Civeo *	167,794	$181,218
Columbus McKinnon	7,061	100,972
Comfort Systems USA	10,531	298,449
CRA International * (A)	9,414	175,383
Douglas Dynamics (A)	10,089	200,368
Ducommun *	4,232	62,634
Echo Global Logistics *	4,800	105,648
Encore Wire	5,021	186,831
Engility Holdings (A)	4,012	54,202
Ennis	12,762	254,857
Esterline Technologies *	700	55,097
Federal Signal	13,419	198,467
FreightCar America	10,214	194,577
General Cable	67,298	788,733
Gibraltar Industries *	10,740	228,118
Global Brass & Copper Holdings	5,156	106,781
Hawaiian Holdings *	8,834	311,045
Heidrick & Struggles International	12,854	338,831
Huntington Ingalls Industries	900	115,092
Huron Consulting Group *	1,500	84,165
Insteel Industries (A)	7,712	189,021
Kimball International, Cl B	21,697	209,159
Knoll	12,141	222,787
LB Foster, Cl A	4,212	48,564
Northwest Pipe *	6,498	62,186
Patrick Industries *	7,107	248,390
Quad	15,922	160,494
Quanex Building Products	13,583	251,421
Resources Connection (A)	10,493	158,549
RPX *	14,257	165,096
Saia *	1,100	23,529
Swift Transportation, Cl A *	4,000	65,240
Universal Forest Products	2,446	168,505
VSE	1,918	115,080

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Wabash National *	18,053	$199,666
West	3,900	70,629
YRC Worldwide *	17,015	175,935

		7,110,579

Information Technology — 2.5%
ADTRAN	500	9,080
Advanced Energy Industries * (A)	7,508	210,825
Arrow Electronics *	700	36,120
Avid Technology *	4,100	29,110
Benchmark Electronics * (A)	6,747	141,687
Black Box (A)	13,179	100,424
Blucora *	1,500	12,945
Booz Allen Hamilton Holding, Cl A	5,000	141,450
BSQUARE *	23,033	141,653
Cabot Microelectronics (A)	3,653	148,458
Ciber * (A)	75,711	246,061
Citrix Systems *	3,900	274,794
Cohu	20,481	248,025
Comtech Telecommunications	11,133	217,316
Daqo New Energy ADR *	3,812	58,783
Datalink *	7,847	56,341
DHI Group *	37,508	349,199
Digi International *	23,416	213,554
EarthLink Holdings	56,102	332,124
EchoStar, Cl A *	1,100	38,643
Edgewater Technology *	11,006	85,737
EMCORE *	29,161	176,716
Extreme Networks *	79,781	220,195
FormFactor *	31,721	263,601
GSI Group * (A)	11,843	146,379
Hackett Group	18,024	266,214
Higher One Holdings *	67,064	234,053
Ingram Micro, Cl A	21,800	614,760
Kulicke & Soffa Industries *	3,900	39,468

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Lattice Semiconductor *	5,300	$25,758
Lexmark International, Cl A	2,300	64,883
Limelight Networks *	61,347	76,684
MeetMe *	47,195	150,552
Mercury Systems *	8,117	154,953
MicroStrategy, Cl A *	400	69,004
Momo ADR * (A)	3,500	41,685
NCI, Cl A	21,422	270,346
NetApp	6,000	131,580
NETGEAR *	19,700	736,189
Newport *	6,295	95,873
PC Connection (A)	7,645	172,548
Photronics *	22,885	273,247
Polycom *	5,100	51,969
Progress Software *	1,700	44,013
QLogic *	3,400	43,588
QUALCOMM	4,400	199,496
QuinStreet *	40,060	152,629
RetailMeNot *	75,831	690,062
Rofin-Sinar Technologies *	10,421	265,631
Rudolph Technologies *	22,000	281,820
Seachange International *	6,400	39,808
ShoreTel *	19,000	155,990
Silver Springs Network *	10,902	124,828
Spok Holdings (A)	6,367	114,670
Stamps.com *	3,569	334,844
Sykes Enterprises *	10,161	299,140
Take-Two Interactive Software *	1,710	59,337
TechTarget * (A)	21,450	170,527
Teradata *	1,400	34,076
Verint Systems *	2,600	95,186
Vishay Precision Group *	23,798	281,292
Web.com Group *	24,813	467,229
Western Digital	400	19,192

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Xerox	12,000	$117,000
XO Group *	11,742	174,956
Xura *	800	17,168
Zebra Technologies, Cl A *	800	48,320

		11,599,788

Materials — 0.5%
Berry Plastics Group *	3,900	121,290
Cabot	4,400	177,496
Clearwater Paper *	4,200	164,472
Coeur Mining *	43,925	97,074
Core Molding Technologies *	10,091	109,286
FutureFuel	17,253	216,008
Haynes International	4,807	153,824
Hecla Mining	37,616	69,966
Huntsman	3,100	26,753
Kaiser Aluminum	219	17,025
Koppers Holdings	17,985	304,486
Kraton Performance Polymers *	10,822	158,867
Mercer International	18,470	135,754
Olympic Steel	20,891	195,122
PH Glatfelter	1,100	16,236
Rayonier Advanced Materials	28,895	202,265

		2,165,924

Telecommunication Services — 0.3%
Inteliquent (A)	29,785	511,706
magicJack VocalTec *	55,277	420,658
Shenandoah Telecommunications	10,898	250,436

		1,182,800

Utilities — 0.1%
Atlantic Power	95,800	179,146
Chesapeake Utilities	3,311	208,494
NRG Energy	10,300	109,592

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Utilities (continued)
Talen Energy *	5,400	$38,610

		535,842

		69,352,213

Total Common Stock (Cost $107,514,982)		100,677,879

PREFERRED STOCK — 0.0%
	Shares	Value
GERMANY — 0.0% (E)
STO & KGaA (A) (Cost $137,706)	1,032	113,193

WARRANT * — 0.0%
	Number of Warrants	Value
Atlas Mara-Invest, Expires 12/17/17, Strike Price $11.50 (Cost $3,491)	43,340	5,418

Total Investments — 88.5% (Cost $437,566,518) †		$412,943,086

SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCK — (17.3)%
	Shares	Value
BELGIUM — (0.0)%
Cofinimmo ‡	(1,288)	(139,947)

BERMUDA — (0.0)%
Central European Media Enterprises, Cl A *	(13,300)	(34,314)

CANADA — (1.0)%
Athabasca Oil *	(89,600)	(94,659)
Colliers International Group	(3,216)	(139,760)
Continental Gold *	(73,900)	(81,765)
Crew Energy *	(51,900)	(143,004)
Detour Gold *	(52,500)	(638,589)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
Element Financial	(3,300)	$(34,793)
Franco-Nevada	(8,500)	(376,369)
GDI Integrated Facility Services *	(6,700)	(74,274)
Gildan Activewear	(9,500)	(239,789)
HudBay Minerals	(191,300)	(376,892)
IGM Financial	(8,500)	(217,885)
Imperial Metals *	(4,100)	(13,287)
Interfor *	(2,900)	(22,461)
Kelt Exploration *	(138,500)	(383,596)
lululemon athletica *	(6,769)	(420,152)
MacDonald Dettwiler & Associates	(3,200)	(198,844)
Manitoba Telecom Services	(2,600)	(56,013)
MDC Partners, Cl A	(12,448)	(243,234)
MEG Energy *	(5,200)	(21,566)
NOVAGOLD Resources *	(38,594)	(162,481)
Onex	(2,000)	(119,537)
Painted Pony Petroleum *	(24,900)	(74,652)
Paramount Resources, Cl A *	(93,100)	(305,703)
Performance Sports Group *	(19,033)	(136,086)
Pretium Resources *	(17,900)	(76,282)
ProMetic Life Sciences *	(27,600)	(49,845)
Rubicon Minerals *	(681,800)	(14,601)
Sandstorm Gold *	(11,266)	(25,686)
Seabridge Gold *	(4,300)	(26,643)
Secure Energy Services	(7,700)	(41,168)
Veresen	(9,000)	(51,267)

		(4,860,883)

CAYMAN ISLANDS — (0.0)%
Theravance Biopharma	(6,091)	(100,014)

CHINA — (0.3)%
Autohome ADR *	(1,384)	(34,005)
Baozun ADR *	(3,546)	(23,404)
BBMG, Cl H	(281,000)	(154,930)
Bitauto Holdings ADR *	(10,196)	(190,155)

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
CGN Power, Cl H (C)	(282,000)	$(82,634)
China Sunergy ADR *	(4,200)	(3,528)
CNinsure ADR *	(6,060)	(45,329)
Ctrip.com International ADR *	(5,290)	(225,777)
JD.com ADR *	(7,737)	(201,394)
Li Ning *	(251,500)	(116,039)
Lianhua Supermarket Holdings, Cl H *	(78,000)	(25,262)
Maanshan Iron & Steel, Cl H *	(216,000)	(39,420)
Sany Heavy Equipment International Holdings	(165,000)	(33,293)
Sinovac Biotech *	(7,600)	(38,152)
The9 ADR *	(2,426)	(5,434)
Vipshop Holdings ADR *	(16,891)	(216,881)

		(1,435,637)

DENMARK — (0.0)%
Genmab *	(252)	(31,422)

GERMANY — (0.2)%
Affimed *	(19,478)	(64,667)
MorphoSys *	(1,209)	(57,391)
Scout24 * (C)	(1,319)	(43,581)
SGL Carbon	(4,146)	(42,169)
SLM Solutions Group *	(2,894)	(46,712)
Telegraph Columbus * (C)	(7,110)	(71,061)
Vonovia	(12,881)	(390,849)
voxeljet ADR *	(9,430)	(38,946)

		(755,376)

GREECE — (0.0)%
Star Bulk Carriers *	(13,282)	(5,574)
StealthGas *	(3,528)	(9,526)

		(15,100)

HONG KONG — (0.3)%
China Financial International Investments *	(680,000)	(72,537)
Esprit Holdings	(34,300)	(35,266)
Galaxy Entertainment Group	(6,000)	(18,584)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Haier Electronics Group	(114,000)	$(200,137)
Haier Healthwise Holdings *	(1,356,000)	(52,282)
Hong Kong Exchanges and Clearing	(8,000)	(175,097)
Melco Crown Entertainment ADR	(15,283)	(232,913)
Melco International Development	(188,000)	(226,155)
New Sports Group	(1,835,300)	(35,853)
North Mining Shares, Cl C *	(500,000)	(5,848)
PetroAsian Energy Holdings *	(236,900)	(5,359)
Sincere Watch Hong Kong	(107,059)	(7,017)
Sino Oil And Gas Holdings *	(1,020,000)	(24,907)
SOCAM Development *	(98,000)	(53,907)
Zoomlion Heavy Industry Science and Technology	(234,000)	(60,749)

		(1,206,611)

INDIA — (0.1)%
HDFC Bank ADR	(4,188)	(252,662)

IRELAND — (0.0)%
Fly Leasing ADR	(7,914)	(93,069)
Trinity Biotech PLC ADR	(5,778)	(61,189)

		(154,258)

ISRAEL — (0.1)%
Attunity *	(3,304)	(20,617)
Radware *	(16,447)	(219,732)
Stratasys *	(12,700)	(207,010)

		(447,359)

ITALY — (0.1)%
Yoox Net-A-Porter Group, Cl A *	(10,117)	(346,326)

JAPAN — (0.9)%
Anicom Holdings *	(4,800)	(118,746)
Calbee	(8,500)	(347,190)
Econach Holdings *	(43,000)	(16,338)
Fast Retailing	(1,300)	(412,663)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
GMO Payment Gateway	(4,600)	$(235,576)
Kusuri No Aoki	(4,400)	(187,172)
M&A Capital Partners *	(3,600)	(47,756)
MISUMI Group	(24,000)	(287,647)
MonotaRO	(16,200)	(366,646)
Mori Hills REIT Investment, Cl A ‡	(52)	(65,330)
Next	(26,500)	(271,425)
Nihon M&A Center	(600)	(28,051)
Nippon Paint Holdings	(17,800)	(332,578)
Orient *	(165,700)	(307,954)
Rakuten	(38,000)	(385,603)
Sailor Pen *	(203,000)	(57,011)
Seven Bank	(14,400)	(60,424)
Toho Titanium	(16,500)	(124,706)
Toho Zinc	(65,000)	(128,856)
United Urban Investment ‡	(194)	(263,602)
Yamato Holdings	(3,300)	(71,348)

		(4,116,622)

LUXEMBOURG — (0.0)%
Magnachip Semiconductor *	(49,606)	(227,196)

MEXICO — (0.0)%
Grupo Financiero Santander Mexico ADR	(5,698)	(43,704)

NETHERLANDS — (0.2)%
Altice, Cl A *	(26,885)	(385,607)
Core Laboratories	(1,900)	(186,960)
IMCD Group	(1,897)	(67,291)
InterXion Holding *	(2,720)	(85,435)

		(725,293)

NORWAY — (0.0)%
Europris * (C)	(15,528)	(74,227)
Vard Holdings *	(165,100)	(17,384)

		(91,611)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
PUERTO RICO — (0.0)%
OFG Bancorp	(20,014)	$(112,479)

RUSSIA — (0.0)%
QIWI ADR	(10,844)	(139,996)

SINGAPORE — (0.1)%
Cosco	(118,300)	(27,819)
Hyflux	(85,800)	(29,210)
KrisEnergy *	(203,400)	(24,415)
Mapletree Logistics Trust ‡	(145,300)	(95,874)
Perennial Real Estate Holdings *	(26,800)	(15,896)
Singapore Exchange	(41,000)	(203,763)
Yoma Strategic Holdings *	(50,400)	(15,743)

		(412,720)

SOUTH KOREA — (0.0)%
SK Telecom ADR	(3,701)	(72,947)

SWEDEN — (0.1)%
Eltel * (C)	(6,930)	(69,026)
Nobina * (C)	(5,839)	(24,420)
Nordax Group * (C)	(11,470)	(56,522)
Sensys Gatso Group *	(320,593)	(98,972)

		(248,940)

SWITZERLAND — (0.1)%
Allreal Holding	(557)	(73,407)
Chocoladefabriken Lindt & Spruengli	(51)	(297,979)
Orascom Development Holding *	(1,899)	(16,592)
Santhera Pharmaceutical Holding *	(269)	(18,199)

		(406,177)

U. S. VIRGIN ISLANDS — (0.0)%
China New Town Development *	(72,500)	(2,180)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — (0.1)%
Amarin ADR *	(46,363)	$(63,054)
GW Pharmaceuticals PLC ADR *	(6,298)	(315,908)

		(378,962)

UNITED STATES — (13.7)%
Consumer Discretionary — (3.0)%
2U *	(52,137)	(1,052,646)
500.com ADR, Cl A *	(11,006)	(197,668)
Advance Auto Parts	(400)	(60,820)
Arctic Cat	(13,388)	(164,806)
AutoNation *	(3,300)	(142,725)
Barnes & Noble Education *	(21,000)	(231,420)
Bob Evans Farms	(3,000)	(122,820)
Boot Barn Holdings *	(27,504)	(167,224)
Brinker International	(1,000)	(49,740)
Buckle	(4,100)	(116,522)
Build-A-Bear Workshop, Cl A *	(19,008)	(248,625)
Cabela’s *	(3,300)	(138,831)
CarMax *	(6,200)	(273,916)
Carmike Cinemas *	(10,209)	(226,436)
Carriage Services, Cl A	(7,082)	(157,150)
Charter Communications, Cl A *	(1,600)	(274,176)
Cherokee *	(4,255)	(69,697)
China Distance Education Holdings ADR	(4,857)	(55,564)
Chipotle Mexican Grill, Cl A *	(721)	(326,591)
Coach	(13,400)	(496,470)
Conn’s *	(2,600)	(32,032)
Crocs *	(28,380)	(261,380)
Darden Restaurants	(600)	(37,836)
Del Frisco’s Restaurant Group *	(20,601)	(326,320)
Destination XL Group *	(36,176)	(155,557)
Dixie Group *	(27,763)	(120,769)
Dollar Tree *	(2,700)	(219,564)
DreamWorks Animation SKG, Cl A *	(15,200)	(389,728)
Dunkin’ Brands Group	(900)	(35,424)
El Pollo Loco Holdings *	(16,728)	(202,743)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Famous Dave’s of America *	(38,548)	$(256,730)
Fox Factory Holding *	(13,975)	(206,690)
Good Times Restaurants *	(14,636)	(60,886)
Green Brick Partners *	(18,731)	(110,138)
Horizon Global *	(16,437)	(156,973)
iRobot *	(3,430)	(116,380)
Jamba *	(16,190)	(209,499)
Kona Grill *	(17,060)	(277,396)
Libbey	(9,524)	(152,384)
Lumber Liquidators Holdings *	(11,900)	(153,629)
MakeMyTrip *	(15,864)	(295,705)
Manchester United, Cl A	(3,157)	(49,470)
Men’s Wearhouse	(17,074)	(234,084)
Monro Muffler Brake	(6,500)	(427,375)
Morgans Hotel Group *	(15,885)	(26,846)
Murphy USA *	(5,300)	(306,605)
Nord Anglia Education *	(5,959)	(102,793)
Panera Bread, Cl A *	(200)	(38,800)
Rocky Brands	(6,661)	(72,538)
Scientific Games, Cl A *	(7,831)	(46,359)
Sportsman’s Warehouse Holdings *	(16,500)	(216,315)
Stage Stores	(24,683)	(204,869)
Stein Mart	(37,193)	(273,740)
Strattec Security	(3,612)	(173,268)
Tesla Motors *	(3,220)	(615,664)
Tiffany	(400)	(25,536)
Tractor Supply	(8,200)	(724,142)
Tribune Publishing	(21,430)	(200,156)
Under Armour, Cl A *	(3,500)	(299,005)
Videocon d2h ADR *	(5,695)	(37,701)
Winnebago Industries	(9,079)	(159,881)
Wynn Resorts	(16,401)	(1,104,443)
Zumiez *	(11,153)	(201,981)

		(13,893,181)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples — (0.2)%
Craft Brew Alliance *	(24,089)	$(206,443)
Fresh Market *	(6,635)	(127,126)
Inventure Foods *	(39,116)	(219,832)
Limoneira	(5,567)	(70,033)
Natural Grocers by Vitamin Cottage *	(6,712)	(120,883)
Orchids Paper Products	(3,915)	(115,492)
SunOpta *	(17,741)	(105,027)

		(964,836)

Energy — (0.3)%
C&J Energy Services *	(106,600)	(262,236)
CHC Group *	(483)	(1,933)
Cheniere Energy *	(10,783)	(324,029)
Geospace Technologies *	(4,292)	(46,397)
Golar LNG	(5,584)	(103,974)
Kinder Morgan	(24,200)	(398,090)
RigNet *	(7,347)	(107,193)
Synergy Resources *	(5,303)	(33,621)
Tesco	(24,552)	(166,954)
Willbros Group *	(9,398)	(18,232)

		(1,462,659)

Financials — (4.3)%
Acadia Realty Trust ‡	(22,100)	(753,610)
American Campus Communities ‡	(17,000)	(717,400)
American Residential Properties ‡	(15,909)	(269,499)
Ameris Bancorp	(5,556)	(160,735)
Arlington Asset Investment, Cl A	(13,341)	(148,085)
Artisan Partners Asset Management, Cl A	(3,300)	(103,290)
Ashford Hospitality Prime ‡	(8,200)	(90,118)
Bancorp *	(19,362)	(87,129)
BNC Bancorp	(11,056)	(256,720)
Boston Properties ‡	(1,900)	(220,799)
Capital Bank Financial, Cl A	(8,101)	(246,676)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Capital City Bank Group	(14,802)	$(209,448)
CareTrust ‡	(60,600)	(621,756)
Cedar Realty Trust ‡	(16,700)	(117,902)
Citizens & Northern	(8,316)	(167,567)
City Holding	(4,045)	(179,841)
Clifton Bancorp	(18,490)	(266,811)
CorEnergy Infrastructure Trust ‡	(10,600)	(167,480)
Crawford, Cl B	(16,886)	(76,831)
DDR ‡	(36,400)	(622,804)
Digital Realty Trust ‡	(2,200)	(176,176)
Education Realty Trust ‡	(5,400)	(211,032)
EPR Properties ‡	(9,600)	(575,520)
Farmland Partners ‡	(5,542)	(57,969)
FBR	(5,199)	(95,194)
FelCor Lodging Trust ‡	(22,249)	(154,853)
Fifth Street Senior Floating Rate	(17,797)	(134,011)
First Potomac Realty Trust ‡	(69,800)	(683,342)
Forestar Group *	(16,079)	(145,997)
Franklin Street Properties ‡	(11,889)	(116,037)
GAMCO Investors, Cl A	(6,571)	(191,085)
Getty Realty ‡	(42,767)	(764,674)
Government Properties Income Trust ‡	(54,400)	(746,912)
Green Dot, Cl A *	(14,600)	(259,442)
Greenhill	(4,498)	(106,962)
HCP ‡	(6,300)	(226,422)
Horizon Bancorp	(5,668)	(145,498)
Investors Real Estate Trust ‡	(50,126)	(326,822)
Iron Mountain ‡	(2,000)	(55,080)
Kearny Financial	(36,892)	(446,024)
Ladenburg Thalmann Financial Services *	(108,700)	(255,445)
LendingClub *	(72,800)	(537,264)
LendingTree *	(2,300)	(169,487)
Live Oak Bancshares	(15,084)	(214,796)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
M&T Bank	(1,000)	$(110,180)
Marcus & Millichap *	(5,946)	(140,563)
Markit *	(10,330)	(292,959)
McGraw Hill Financial	(6,700)	(569,634)
Monmouth Real Estate Investment ‡	(44,900)	(461,572)
Nationstar Mortgage Holdings *	(41,400)	(418,140)
New Senior Investment Group ‡	(26,077)	(239,648)
Noah Holdings ADR *	(2,398)	(61,413)
Northfield Bancorp	(8,179)	(126,611)
Ocwen Financial *	(42,056)	(227,523)
Peoples Bancorp	(15,146)	(259,905)
Potlatch ‡	(5,700)	(164,388)
Pzena Investment Management, Cl A	(37,197)	(286,417)
Realty Income ‡	(9,300)	(518,847)
Republic First Bancorp *	(13,482)	(55,546)
RMR Group *	(504)	(10,516)
Sabra Health Care ‡	(30,600)	(561,816)
Safeguard Scientifics *	(23,023)	(299,299)
Safety Insurance Group	(2,484)	(140,147)
Silvercrest Asset Management Group, Cl A	(15,281)	(164,576)
Spirit Realty Capital ‡	(11,100)	(116,328)
Sun Communities ‡	(4,300)	(286,337)
UMH Properties ‡	(19,838)	(187,072)
VEREIT ‡	(64,300)	(495,753)
Walter Investment Management *	(6,500)	(64,285)
Washingtion ‡	(24,900)	(628,227)
WisdomTree Investments	(16,900)	(202,800)
WMIH *	(31,936)	(77,285)
WP Carey ‡	(11,600)	(675,700)

		(20,124,032)

Health Care — (1.7)%
AAC Holdings *	(29,795)	(532,139)
Abaxis	(2,460)	(107,133)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
AcelRx Pharmaceuticals *	(15,391)	$(55,562)
Achaogen *	(10,688)	(38,691)
Adaptimmune Therapeutics ADR *	(9,971)	(70,495)
Adeptus Health, Cl A *	(5,000)	(235,900)
Aethlon Medical *	(4,469)	(28,110)
Amicus Therapeutics *	(8,913)	(53,835)
Anacor Pharmaceuticals *	(3,000)	(225,390)
Aratana Therapeutics *	(27,920)	(94,090)
Arbutus Biopharma *	(22,963)	(72,104)
Ascendis Pharma ADR *	(3,111)	(59,233)
Atara Biotherapeutics *	(5,792)	(104,835)
Biotie Therapies ADR *	(3,562)	(88,053)
Cardiovascular Systems *	(20,171)	(170,445)
Cempra *	(828)	(14,266)
Cerus *	(30,072)	(163,291)
Clovis Oncology *	(18,454)	(386,058)
Coherus Biosciences *	(18,645)	(247,233)
Computer Programs & Systems	(4,465)	(234,546)
DBV Technologies ADR *	(6,395)	(166,206)
Derma Sciences *	(25,033)	(85,863)
Egalet *	(8,384)	(70,593)
Eleven Biotherapeutics *	(14,958)	(4,793)
EndoChoice Holdings *	(33,612)	(202,008)
Endologix *	(17,045)	(121,531)
Flexion Therapeutics *	(3,714)	(57,493)
Foamix Pharmaceuticals *	(9,999)	(64,794)
GenMark Diagnostics *	(25,579)	(135,313)
Heron Therapeutics *	(4,900)	(102,851)
Illumina *	(900)	(142,155)
Immunomedics *	(26,371)	(49,577)
Imprivata *	(31,436)	(366,229)
Infinity Pharmaceuticals *	(17,509)	(108,731)
Intersect ENT *	(19,318)	(344,440)
Intrexon *	(6,300)	(183,582)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Invuity *	(8,492)	$(65,219)
LDR Holding *	(13,101)	(240,665)
Lion Biotechnologies *	(11,427)	(68,448)
Medgenics *	(16,827)	(60,577)
Novadaq Technologies *	(41,290)	(454,603)
Ocular Therapeutix *	(13,779)	(84,327)
Omeros *	(19,479)	(210,178)
OncoMed Pharmaceuticals *	(9,265)	(85,701)
Pacific Biosciences of California *	(28,322)	(302,762)
Pacira Pharmaceuticals *	(1,100)	(65,362)
Paratek Pharmaceuticals *	(3,900)	(57,018)
POZEN *	(9,300)	(60,915)
Quidel *	(8,400)	(143,136)
Redhill Biopharma ADR *	(5,300)	(52,046)
Spectranetics *	(7,776)	(93,701)
STAAR Surgical *	(24,908)	(162,649)
Syneron Medical *	(9,725)	(67,686)
T2 Biosystems *	(5,749)	(50,994)
Tandem Diabetes Care *	(4,517)	(40,698)
Tetraphase Pharmaceuticals *	(47,204)	(256,790)
Vanda Pharmaceuticals *	(4,842)	(41,302)

		(7,852,345)

Industrials — (1.5)%
Alamo Group	(2,972)	(157,605)
Altra Industrial Motion	(9,064)	(203,577)
American Science & Engineering	(3,808)	(136,669)
Caesarstone Sdot-Yam *	(8,121)	(305,268)
CIRCOR International	(6,443)	(228,662)
Continental Building Products *	(12,219)	(182,552)
Covanta Holding	(46,600)	(658,924)
Dynamic Materials	(37,596)	(229,712)
EnerNOC *	(11,761)	(61,745)
Enphase Energy *	(46,350)	(112,630)
Fastenal	(6,000)	(243,360)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Fortress Transportation & Infrastructure Investors	(7,825)	$(81,224)
Franklin Covey *	(9,680)	(171,433)
General Finance *	(51,700)	(207,834)
Gorman-Rupp	(10,804)	(274,638)
Graham	(14,247)	(246,473)
HC2 Holdings *	(27,575)	(104,785)
Kansas City Southern	(3,300)	(233,904)
Manitex International *	(10,580)	(53,958)
Marten Transport	(9,934)	(166,693)
Milacron Holdings *	(18,956)	(241,689)
PGT *	(17,301)	(169,550)
Powell Industries	(7,053)	(176,607)
Primoris Services	(15,743)	(321,000)
Radiant Logistics *	(37,313)	(123,506)
Raven Industries	(16,890)	(253,519)
Roadrunner Transportation Systems *	(18,634)	(147,581)
Rush Enterprises, Cl A *	(10,185)	(194,533)
Saia *	(13,892)	(297,150)
Sun Hydraulics	(8,853)	(225,397)
Textainer Group Holdings	(1,500)	(15,975)
Thermon Group Holdings *	(17,257)	(290,263)
Universal Truckload Services	(17,360)	(224,118)
US Ecology	(5,676)	(192,814)
USA Truck *	(11,982)	(193,749)
XPO Logistics *	(6,400)	(146,240)

		(7,275,337)

Information Technology — (2.1)%
Alliance Fiber Optic Products *	(15,974)	(229,546)
Alpha & Omega Semiconductor *	(27,527)	(262,883)
Amber Road *	(39,160)	(171,129)
Appfolio, Cl A *	(10,069)	(134,925)
Applied Micro Circuits *	(17,550)	(97,578)
Applied Optoelectronics *	(7,797)	(127,637)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Avid Technology *	(45,086)	$(320,111)
Badger Meter	(5,478)	(305,837)
Barracuda Networks *	(13,534)	(143,190)
Clearfield *	(4,200)	(62,160)
comScore *	(6,539)	(251,948)
Control4 *	(39,902)	(272,531)
CUI Global *	(48,241)	(354,089)
Cypress Semiconductor	(39,603)	(311,279)
Daktronics	(24,926)	(200,156)
Datawatch *	(35,159)	(144,503)
Digital Turbine *	(31,528)	(41,617)
eGain *	(23,892)	(89,356)
Envestnet *	(5,676)	(133,102)
Exar *	(22,712)	(124,916)
FARO Technologies *	(4,200)	(107,814)
Global Eagle Entertainment *	(22,841)	(230,694)
Globant *	(3,212)	(97,709)
Hortonworks *	(24,464)	(237,301)
Identiv *	(41,960)	(79,724)
Interactive Intelligence Group *	(4,935)	(117,848)
M *	(9,300)	(358,050)
Marketo *	(7,989)	(151,871)
Mobileye *	(4,054)	(109,985)
Monotype Imaging Holdings	(10,306)	(257,032)
NetSuite *	(4,096)	(284,139)
New Relic *	(7,795)	(219,975)
Nimble Storage *	(55,949)	(367,585)
Novatel Wireless *	(26,967)	(29,124)
Numerex, Cl A *	(45,781)	(284,758)
Perceptron *	(20,100)	(132,660)
PROS Holdings *	(13,529)	(166,136)
Ruckus Wireless *	(16,793)	(141,229)
Seachange International *	(16,674)	(103,712)
SemiLEDs *	(2,315)	(764)
Silicon Graphics International *	(8,047)	(47,276)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
SunEdison *	(125,636)	$(393,241)
SunEdison Semiconductor *	(24,693)	(153,097)
SunPower, Cl A *	(3,400)	(86,496)
Tangoe *	(20,201)	(169,082)
Textura *	(14,718)	(232,397)
Ultratech *	(12,476)	(251,641)
Varonis Systems *	(15,424)	(290,280)
ViaSat *	(8,800)	(550,000)
Workiva, Cl A *	(18,150)	(270,979)
Zendesk *	(12,590)	(277,106)

		(9,978,198)

Materials — (0.2)%
Deltic Timber	(4,254)	(233,629)
Flotek Industries *	(3,000)	(20,040)
LSB Industries *	(63,718)	(356,821)
Tahoe Resources	(36,280)	(281,170)
Yamana Gold	(11,804)	(20,067)

		(911,727)

Telecommunication Services — (0.2)%
Boingo Wireless *	(27,406)	(167,177)
Globalstar *	(170,389)	(218,098)
Lumos Networks	(16,894)	(195,632)
SBA Communications, Cl A *	(3,298)	(327,425)

		(908,332)

Utilities — (0.2)%
Atlantic Power	(40,852)	(76,393)
Cadiz *	(50,027)	(277,650)
TerraForm Power, Cl A	(34,616)	(343,045)
Vivint Solar *	(7,200)	(59,760)

		(756,848)

		(64,127,495)

Total Common Stock (Proceeds $95,601,190)		(80,886,231)

REGISTERED INVESTMENT COMPANIES — (1.3)%
	Shares	Value
EXCHANGE TRADED FUNDS — (1.3)%
Energy Select Sector SPDR Fund	(34,800)	$(2,026,752)
Financial Select Sector SPDR Fund	(98,100)	(2,129,751)
iShares MSCI Australia ETF	(21,000)	(370,440)
iShares MSCI South Korea Capped ETF	(16,700)	(797,258)
Materials Select Sector SPDR Fund	(2,700)	(104,652)
Utilities Select Sector SPDR Fund	(11,900)	(540,498)

Total Registered Investment Companies (Proceeds $6,105,903)		(5,969,351)

Securities Sold Short — (18.6)% (Proceeds $101,707,093) ††		$(86,855,582)

PURCHASED OPTIONS * — 0.0%
	Contracts	Value
S&P 500 Index, Expires 02/20/16, Strike Price $1,595.000	200	$2,000
S&P 500 Index, Expires 02/20/16, Strike Price $2,020.000	200	57,000

Total Purchased Options — 0.0% (Cost $240,572)		$59,000

WRITTEN OPTIONS * — (0.5)%
	Contracts	Value
S&P 500 Index, Expires 02/20/16, Strike Price $1,840.000	(200)	$(1,994,000)
S&P 500 Index, Expires 02/20/16, Strike Price $1,840.000	(400)	(346,000)

Total Written Options — 0.5% (Proceeds $3,079,142)		$(2,340,000)

For the period ended January 31, 2016, the total amount of all open purchased and written options, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

A list of total return swaps held by the Fund at January 31, 2016, is as follows:

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
3I GROUP PLC	BAML	3/14/2017	1M LIBOR	57,940	409,246	$(46,053)
888 HOLDINGS PLC	BAML	3/14/2017	1M LIBOR	2,954	7,428	(96)
AEROFLOT- RUSSIAN	BAML	8/5/2016	1M LIBOR	231,700	188,600	(33,931)
AIR CANADA	BAML	10/31/2016	1M LIBOR	88,700	673,919	(175,605)
AIR NEW ZEALAND	BAML	3/2/2017	1M LIBOR	61,030	100,809	15,910
AIR NEW ZEALAND	BAML	10/13/2016	1M LIBOR	58,947	90,785	21,951
AKASTOR ASA	BAML	3/14/2017	1M LIBOR	(42,977)	(52,337)	9,348
AKER ASA	BAML	3/14/2017	1M LIBOR	(3,443)	(69,785)	9,031
ALBARAKA TURK KATILIM	BAML	8/5/2016	1M LIBOR	51,731	24,019	1,132
ALEXIUM INTL	BAML	10/13/2016	1M LIBOR	(101,483)	(69,824)	13,745
ALSTOM	BAML	3/14/2017	1M LIBOR	(2,377)	(73,245)	9,677
ALSTRIA OFFICE	BAML	3/14/2017	1M LIBOR	(7,460)	(99,499)	6,670
ALUMINUM CORP OF CHINA LT	BAML	4/28/2016	1M LIBOR	(774,000)	(248,102)	16,550
AMAYSIM AUSTRALIA	BAML	10/13/2016	1M LIBOR	(39,310)	(62,056)	(25,391)
AMICOGEN INC	BAML	11/9/2016	1M LIBOR	(1,089)	(56,471)	(7,593)
AMOREPACIFIC GROUP	BAML	11/9/2016	1M LIBOR	(1,075)	(135,728)	4,014
ANICOM HOLDINGS	BAML	10/14/2016	1M LIBOR	(1,000)	(24,117)	(623)
AO WORLD FUTURE	BAML	3/14/2017	1M LIBOR	(34,475)	(86,475)	12,159
APA GROUP	BAML	8/4/2016	1M LIBOR	(36,012)	(231,482)	15,135
APA GROUP	BAML	10/13/2016	1M LIBOR	(51,869)	(305,227)	(6,384)
ARABTEC HOLDING CO	BAML	8/5/2016	1M LIBOR	(1,420)	(777)	317
ARDENTEC CORP	BAML	10/19/2016	1M LIBOR	70,000	44,663	452
ARPIDA LTD	BAML	3/14/2017	1M LIBOR	(88,133)	(88,174)	15,056
AVANTI COMM	BAML	3/14/2017	1M LIBOR	(8,750)	(20,394)	5,161
AVISTA INC	BAML	10/12/2016	1M LIBOR	(14,105)	(51,483)	7,608
B2W- COMPANHIAGBL SWAP	BAML	10/31/2016	1M LIBOR	(2,400)	(8,902)	943
BANK POLSKA KASA OPIEKI	BAML	1/5/2017	1M LIBOR	(1,659)	(52,600)	(3,041)
BANK ZACHODNI WBK	BAML	1/5/2017	1M LIBOR	(1,151)	(77,157)	3,673
BANREGIO GRUPO FINANCE	BAML	10/31/2016	1M LIBOR	(15,600)	(69,259)	(950)
BDO UNIBANK INC	BAML	4/29/2016	1M LIBOR	(26,780)	(56,476)	(850)
BEGA CHEESE LTDES	BAML	10/13/2016	1M LIBOR	(8,825)	(44,650)	510
BERTRANDT AG	BAML	3/14/2017	1M LIBOR	(1,070)	(121,750)	3,771
BJTM	BAML	10/12/2016	1M LIBOR	892,500	33,939	(4,783)
BK OF PHILIPPINE ISLANDS	BAML	4/29/2016	1M LIBOR	(13,080)	(28,649)	4,589
BRE BANK	BAML	1/5/2017	1M LIBOR	(300)	(21,643)	(1,509)
BREWIN DOLPHIN	BAML	3/14/2017	1M LIBOR	(13,960)	(54,345)	(793)
CANFOR PULP PRODUCTS	BAML	10/31/2016	1M LIBOR	15,100	139,667	(31,817)
CAPRO CORP	BAML	10/12/2016	1M LIBOR	(19,479)	(85,547)	45,207
CASCADES INC	BAML	10/31/2016	1M LIBOR	13,000	83,234	14,641
CEMEX S.A.	BAML	10/31/2016	1M LIBOR	(304,000)	(176,350)	38,626
CGN POWER CO LTD-H	BAML	4/28/2016	1M LIBOR	(456,000)	(176,759)	43,268
CHARTER HALL GROUP	BAML	4/29/2016	1M LIBOR	(43,631)	(152,382)	15,140
CHEIL BIO CO LTD	BAML	10/12/2016	1M LIBOR	(2,169)	(9,043)	(407)
CHENG LOONG CORP	BAML	4/28/2016	1M LIBOR	62,000	26,079	(5,821)
CHINA FISHERY GROUP	BAML	10/13/2016	1M LIBOR	(795,300)	(38,410)	(4,140)
CHINA OCEAN RESOURCE	BAML	11/9/2016	1M LIBOR	(24,179)	(94,894)	34,148
CHINA PETRCHEMICAL	BAML	4/28/2016	1M LIBOR	(53,000)	(19,699)	7,068
CHONGQING CHANGAN AUTOMOBILE	BAML	10/12/2016	1M LIBOR	115,000	206,105	18,331
CHORUS AVIATION	BAML	10/31/2016	1M LIBOR	5,900	24,077	(1,402)
CIA DE CONCESSOES RODOVIA	BAML	10/31/2016	1M LIBOR	(6,300)	(21,383)	1,248
CIMB GROUP HLDINGS	BAML	10/12/2016	1M LIBOR	(106,400)	(149,625)	42,723
CITIC RE	BAML	4/28/2016	1M LIBOR	(515,000)	(100,703)	61,689
CREDIT CHINA HOLDINGS LTD	BAML	4/28/2016	1M LIBOR	(29,000)	(8,020)	(3,895)
CSG HOLDINGS CO LTD - B	BAML	10/12/2016	1M LIBOR	147,700	123,419	(5,083)
DAESUNG INDUSTRIAL CO LTD	BAML	11/9/2016	1M LIBOR	(1,407)	(4,137)	741
DAESUNG INDUSTRIAL CO LTD	BAML	10/12/2016	1M LIBOR	(8,800)	(23,291)	2,054
DANA GAS	BAML	8/5/2016	1M LIBOR	(87,021)	(12,320)	1,895
DENISON MINES CORP	BAML	10/28/2016	1M LIBOR	(66,400)	(85,596)	55,183
DIALIGHT PLC	BAML	3/14/2017	1M LIBOR	(8,112)	(78,088)	26,088
DONG WON FISHERIES	BAML	10/12/2016	1M LIBOR	(4,000)	(37,025)	9,368
DOWNER EDI LIMITED	BAML	5/5/2016	1M LIBOR	33,411	79,522	(5,909)
ENERGY RESOURCES OF AUST	BAML	10/13/2016	1M LIBOR	(14,200)	(3,224)	(247)
FINCANTIERI SPA NPV	BAML	3/14/2017	1M LIBOR	(217,261)	(91,925)	9,692
FLEXCOM INC	BAML	10/12/2016	1M LIBOR	(16,571)	(43,626)	9,718
FORTESCUE METALS	BAML	10/13/2016	1M LIBOR	220,190	353,542	(83,673)
FRESNILLO PLC	BAML	3/14/2017	1M LIBOR	(2,723)	(24,397)	(3,485)
GENIUS ELECTRONIC	BAML	4/28/2016	1M LIBOR	(16,000)	(45,764)	20,008
GLANBIA PLC	BAML	3/14/2017	1M LIBOR	(3,357)	(62,354)	(1,232)
GLOBAL TELECOM HOLDING	BAML	8/5/2016	1M LIBOR	(34,591)	(40,091)	1,003

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
GLOBO PLC	BAML	3/14/2017	1M LIBOR	193,049	102,494	$(25,150)
GO IRON WORKS CO LTD	BAML	10/14/2016	1M LIBOR	(15,000)	(27,896)	7,947
GPT GROUP	BAML	10/13/2016	1M LIBOR	(12,474)	(42,175)	(950)
GREAT EASTERN SHIPP	BAML	10/12/2016	1M LIBOR	9,074	51,241	(6,269)
GRUPO FINANC BANORTE B	BAML	10/31/2016	1M LIBOR	(48,600)	(229,103)	(24,986)
GRUPO FINANCIERO	BAML	10/31/2016	1M LIBOR	(6,400)	(12,381)	2,077
GUANGZHOU BAIYUN	BAML	4/29/2016	1M LIBOR	6,690	16,131	(3,033)
HARBIN PHARMACEUTICAL GRP	BAML	4/29/2016	1M LIBOR	122,600	219,951	(32,013)
HESHBON CO LTD	BAML	10/12/2016	1M LIBOR	(30,893)	(79,370)	5,451
HINDUSTAN PETROLEUM CORP.	BAML	10/12/2016	1M LIBOR	28,178	320,655	18,083
HLB INC	BAML	10/12/2016	1M LIBOR	(1,392)	(8,597)	(14,890)
HYBRID KINETIC GROUP	BAML	10/12/2016	1M LIBOR	(1,652,000)	(72,513)	15,243
HYPERMARCAS	BAML	10/31/2016	1M LIBOR	(40,800)	(155,844)	(72,194)
HYUNDAI HEAVY INDUSTRIES	BAML	11/9/2016	1M LIBOR	(2,061)	(206,833)	50,387
HYUNDAI HEAVY INDUSTRIES	BAML	10/12/2016	1M LIBOR	(601)	(44,571)	(1,049)
HYUNDAI PAINT CO	BAML	10/12/2016	1M LIBOR	(52,900)	(56,012)	2,982
HYUNJIN MATERIALS CO	BAML	10/12/2016	1M LIBOR	(29,219)	(53,523)	19,652
IMAGINATION TECH	BAML	3/14/2017	1M LIBOR	(15,590)	(51,894)	22,488
INDO TAMBANGRAYA	BAML	10/12/2016	1M LIBOR	144,200	93,634	(43,281)
INSCOBEE INC	BAML	10/12/2016	1M LIBOR	(15,500)	(19,210)	(2,211)
IP2IPO GROUP PLC	BAML	3/14/2017	1M LIBOR	(24,132)	(81,446)	17,755
IVANHOE MINES LTD	BAML	10/31/2016	1M LIBOR	(193,800)	(91,467)	(2,846)
JAMES HARDIE INDUST	BAML	10/13/2016	1M LIBOR	(29,410)	(349,276)	16,116
JAPAN PRIMEREIT	BAML	10/14/2016	1M LIBOR	(5)	(17,040)	(823)
KNIGHT THERAPEUTICS	BAML	10/28/2016	1M LIBOR	(10,300)	(58,754)	8,850
KNIGHT THERAPEUTICS	BAML	10/31/2016	1M LIBOR	(11,100)	(64,537)	10,756
KS EQUITY	BAML	10/12/2016	1M LIBOR	(6,886)	(53,865)	39,320
LAB IRON ORE ROYALTY	BAML	10/31/2016	1M LIBOR	3,100	24,757	(5,056)
LAMPRELL PLC	BAML	7/14/2016	1M LIBOR	(25,615)	(58,359)	28,208
LEONTEQ AG	BAML	3/14/2017	1M LIBOR	(1,525)	(211,091)	22,206
LONMIN PLC	BAML	3/14/2017	1M LIBOR	(97,388)	(52,720)	(22,898)
LOTTE NON-LIFE INSURANCE	BAML	11/9/2016	1M LIBOR	(9,159)	(22,724)	2,056
LUNDIN PETROLEUM	BAML	3/14/2017	1M LIBOR	(26,629)	(341,774)	(38,907)
LUYE PHARMA GROUP LTD	BAML	4/28/2016	1M LIBOR	(151,500)	(160,334)	35,841
MAANSHAN IRON & STEEL	BAML	4/28/2016	1M LIBOR	(326,000)	(76,224)	16,787
MACQUARIE GROUP LTD	BAML	5/5/2016	1M LIBOR	6,288	345,002	(26,132)
MACRONIX INTL	BAML	4/28/2016	1M LIBOR	(46,000)	(12,350)	6,958
MAG SILVER CORP	BAML	10/28/2016	1M LIBOR	(5,600)	(43,494)	6,703
MAG SILVER CORP	BAML	10/31/2016	1M LIBOR	(9,900)	(70,429)	5,388
MBK CO LTD/KOREA	BAML	10/12/2016	1M LIBOR	(15,125)	(34,064)	11,414
MESOBLAST LTD	BAML	10/13/2016	1M LIBOR	(6,479)	(24,803)	17,827
MESOBLAST LTD	BAML	10/13/2016	1M LIBOR	(69,245)	(118,045)	43,479
MIRAE CO	BAML	10/12/2016	1M LIBOR	(37,758)	(6,067)	(6,643)
MOLECULAR PARTNERS	BAML	3/14/2017	1M LIBOR	(493)	(15,612)	(989)
MONITISE PLC	BAML	3/14/2017	1M LIBOR	(708,669)	(28,876)	8,876
MYER HOLDINGS LTD	BAML	12/1/2016	1M LIBOR	279,389	192,204	12,657
NANOCO GROUP PLC	BAML	3/14/2017	1M LIBOR	(70,248)	(67,859)	23,027
NEPTUNE TECH& BIO	BAML	10/28/2016	1M LIBOR	(6,600)	(12,686)	5,034
NEXTDC LTD	BAML	10/13/2016	1M LIBOR	(7,990)	(13,691)	(460)
NEXTDC LTD	BAML	10/13/2016	1M LIBOR	(39,795)	(68,468)	(2,014)
NHN ENTERTAINMENT	BAML	11/9/2016	1M LIBOR	(297)	(13,598)	1,885
NIHON M&A CENTER	BAML	10/14/2016	1M LIBOR	(5,700)	(232,530)	(33,977)
NORDIC SEMICONDUCTO	BAML	3/14/2017	1M LIBOR	(18,237)	(89,261)	4,944
NORTH MINING SHARES	BAML	4/28/2016	1M LIBOR	(730,000)	(34,038)	25,509
NORTHAM PLATINUM	BAML	8/5/2016	1M LIBOR	(9,172)	(18,721)	550
OBI PHARMA INC	BAML	6/1/2016	1M LIBOR	(3,000)	(52,777)	(1,182)
ORION HEALTH	BAML	10/13/2016	1M LIBOR	(8,273)	(17,886)	1,152
OSCOTEC INCES	BAML	11/9/2016	1M LIBOR	(2,488)	(11,460)	(7,960)
PAX GLOBAL TECHNOLOGY LTD	BAML	4/28/2016	1M LIBOR	(118,000)	(103,219)	(14,956)
PERENNIAL REAL ESTATE	BAML	10/13/2016	1M LIBOR	(82,500)	(54,321)	5,245
PERENNIAL REAL ESTATE	BAML	3/10/2016	1M LIBOR	(5,600)	(4,317)	1,011
PIAGGIO & C EQUITY	BAML	3/14/2017	1M LIBOR	(29,702)	(71,283)	9,255
PIONEER CEMENT LTD	BAML	4/29/2016	1M LIBOR	25,000	12,631	8,708
POLY REAL ESTATE GROUP CO	BAML	4/29/2016	1M LIBOR	11,500	14,540	1,521
POLYVISION CO LTD	BAML	10/12/2016	1M LIBOR	(30,750)	(44,581)	2,338
POWERTECH TECHNOLOGY INC	BAML	10/19/2016	1M LIBOR	99,000	216,531	(11,165)
PROMETIC LIFE	BAML	10/31/2016	1M LIBOR	(27,100)	(51,273)	2,205
PROSPERITY INTLHLDS	BAML	10/12/2016	1M LIBOR	(2,040,000)	(59,848)	4,320
QANTAS AIRWAYS LTD	BAML	5/5/2016	1M LIBOR	115,782	311,551	6,709

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
QANTAS AIRWAYS LTD	BAML	12/1/2016	1M LIBOR	200,046	535,347	$14,537
QLIRO GROUP	BAML	3/14/2017	1M LIBOR	(64,235)	(76,469)	24,038
R STAHL	BAML	3/14/2017	1M LIBOR	(934)	(34,405)	3,929
RCS MEDIAGROUP	BAML	3/14/2017	1M LIBOR	(96,879)	(86,872)	27,225
REC SILICON ASA	BAML	3/14/2017	1M LIBOR	(670,688)	(125,018)	23,578
REJECT SHOP LTD/THE	BAML	10/13/2016	1M LIBOR	15,189	88,582	24,405
RENAULT	BAML	3/14/2017	1M LIBOR	6,212	422,276	66,236
RMB HOLDINGS LTD	BAML	8/5/2016	1M LIBOR	65,983	269,318	(35,536)
ROCKET INTERNET	BAML	3/14/2017	1M LIBOR	(10,246)	(290,193)	68,460
ROCKHOPPER EXPLOR	BAML	3/14/2017	1M LIBOR	(111,344)	(69,228)	19,487
ROYAL BAFOKENG PLAT	BAML	8/5/2016	1M LIBOR	(4,114)	(10,427)	3,111
SAF GAYRIMENKUL YAT	BAML	8/5/2016	1M LIBOR	119,767	41,604	(10,466)
SAIC MOTOR CORP LTD	BAML	4/29/2016	1M LIBOR	111,600	349,296	(16,092)
SAMSUNG C&T CORP	BAML	11/9/2016	1M LIBOR	(400)	(49,857)	683
SAMSUNG HEAVY IND	BAML	10/12/2016	1M LIBOR	(16,873)	(141,199)	(4,282)
SANSUNG LIFE&SCIENCE	BAML	10/12/2016	1M LIBOR	(379)	(11,363)	2,514
SANTHERA PHARMA	BAML	3/14/2017	1M LIBOR	(738)	(70,334)	20,417
SCENTRE GROUP	BAML	10/13/2016	1M LIBOR	(75,197)	(224,389)	(7,350)
SCHIBSTED ASA	BAML	3/14/2017	1M LIBOR	(7,319)	(244,562)	31,636
SEABRIDGE GOLD	BAML	10/31/2016	1M LIBOR	(4,300)	(24,985)	(1,727)
SEAFCO PCL	BAML	4/29/2016	1M LIBOR	80,030	14,592	4,564
SEEGENE INCS	BAML	11/9/2016	1M LIBOR	(5,484)	(224,080)	50,782
SLM SOLUTIONS GROUP	BAML	3/14/2017	1M LIBOR	(1,398)	(22,495)	(44)
STCUBE	BAML	10/12/2016	1M LIBOR	(12,253)	(35,905)	(12,166)
STOCKMANN	BAML	3/14/2017	1M LIBOR	(8,759)	(66,470)	(632)
SUMMIT ASCENTHLDGS	BAML	10/12/2016	1M LIBOR	(16,000)	(4,476)	717
SUMPO FOOD HOLDINGS LTD	BAML	4/28/2016	1M LIBOR	(60,000)	(5,745)	(2,729)
TAG IMMOBILIEN	BAML	3/14/2017	1M LIBOR	(10,642)	(128,823)	4,172
TAIWAN COOPERATIVE	BAML	4/28/2016	1M LIBOR	(177,800)	(85,917)	12,365
TEN NETWORK HOLDINGS	BAML	10/13/2016	1M LIBOR	(79,983)	(95,484)	27,487
TERANGA GOLD	BAML	10/31/2016	1M LIBOR	390,500	154,491	(42,704)
TLG IMMOBILIEN	BAML	3/14/2017	1M LIBOR	(3,933)	(71,121)	(3,353)
TONG YANG SECURITIES	BAML	11/9/2016	1M LIBOR	(22,068)	(105,839)	49,394
TOPDANMARK	BAML	3/14/2017	1M LIBOR	(7,135)	(200,939)	20,621
TOREX GOLD RESOURCES	BAML	10/28/2016	1M LIBOR	(64,200)	(64,065)	6,174
TOWER BERSAMA INFRASTRUCTURE	BAML	7/13/2016	1M LIBOR	(30,300)	(20,400)	6,543
TREVI FINANZIARIA	BAML	3/14/2017	1M LIBOR	(15,265)	(19,306)	(6,049)
VAGR3	BAML	10/31/2016	1M LIBOR	(759)	(3,040)	1,855
VARD HOLDINGS LTD	BAML	10/13/2016	1M LIBOR	(200,742)	(68,883)	47,685
VIRGIN AUSTRALIA	BAML	10/13/2016	1M LIBOR	(97,136)	(36,579)	2,859
VITZROSYS CO LTD	BAML	11/9/2016	1M LIBOR	(7,231)	(8,296)	719
VOCUS COMMUNICATION	BAML	8/4/2016	1M LIBOR	(20,758)	(94,004)	(21,585)
WAN HAI LINESLTD	BAML	4/28/2016	1M LIBOR	19,000	15,323	(5,298)
WATCHSTONE GROUP PLC	BAML	3/14/2017	1M LIBOR	(5,900)	(21,230)	(944)
WI-LAN INC	BAML	10/31/2016	1M LIBOR	107,300	160,808	(42,549)
WISTRON CORP	BAML	10/19/2016	1M LIBOR	151,000	82,534	2,338
WONIK IPS CO LTD	BAML	11/9/2016	1M LIBOR	(12,830)	(95,829)	(15,322)
WYNN MACAU LTD	BAML	4/28/2016	1M LIBOR	(81,600)	(95,356)	7,872
YOOX SPA	BAML	3/14/2017	1M LIBOR	(294)	(9,927)	(126)
YOUNG FAST	BAML	4/28/2016	1M LIBOR	(70,000)	(44,424)	22,601
YUNGSHIN CONST	BAML	10/19/2016	1M LIBOR	19,600	29,170	(13,835)
ZENITHBA NL	BAML	1/24/2017	1M LIBOR	242,534	11,625	3,740
ZHENGZHOU YUTONG BUS CO	BAML	4/29/2016	1M LIBOR	55,600	176,274	(9,734)
ZODIAC AEROSPACE	BAML	3/14/2017	1M LIBOR	(17,727)	(399,169)	29,541
ZOOMLION HOLDINGS	BAML	4/28/2016	1M LIBOR	(11,000)	(7,930)	5,077
4736 TT	DB	7/27/2016	USD1M_Reuters	22,000	48,308	13,910
ACRODEA INC	DB	11/4/2016	USD1M_Reuters	(19,800)	(83,208)	26,967
ADVENTURE INC	DB	11/4/2016	USD1M_Reuters	(100)	(4,914)	58
AKASTOR ASA	DB	11/2/2016	USD1M_Reuters	(21,276)	(28,192)	6,807
ANDHRA BANKES	DB	8/2/2016	USD1M_Reuters	71,424	78,732	(23,844)
ANICOM HOLDINGS	DB	11/4/2016	USD1M_Reuters	(1,300)	(30,766)	(1,383)
ASANKO GOLD INC	DB	10/6/2016	USD1M_Reuters	(54,400)	(72,351)	(5,371)
ASSECO POLAND SA	DB	8/24/2016	USD1M_Reuters	4,379	62,543	(2,088)
ASTRAL FOODS LTD	DB	8/2/2016	USD1M_Reuters	5,039	72,422	(41,720)
BEACH ENERGY LTD	DB	11/3/2016	USD1M_Reuters	189,041	52,104	(1,797)
BOARDTEK ELECTRONICS CORP	DB	7/27/2016	USD1M_Reuters	158,000	167,968	(39,490)
CEGID GROUP	DB	9/12/2016	USD1M_Reuters	1,512	86,678	(4,122)
CHEIL COMMUNICATION	DB	11/2/2016	USD1M_Reuters	(542)	(10,055)	(89)
CHIMEI MATERIALS TECHNOLOGY	DB	7/27/2016	USD1M_Reuters	112,000	68,822	(5,205)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CHINA FISHERY GROUP	DB	10/5/2016	USD1M_Reuters	(375,000)	(20,178)	$164
CHINA METAL PRODUCTS	DB	7/27/2016	USD1M_Reuters	20,000	18,757	(3,690)
CHINA SMARTER ENERGY	DB	11/2/2016	USD1M_Reuters	(642,000)	(63,463)	(10,679)
CHOKWANG LEATHER CO	DB	9/2/2016	USD1M_Reuters	(1,510)	(62,908)	21,954
CIMB GROUP HLDINGS	DB	10/5/2016	USD1M_Reuters	(39,200)	(38,897)	(322)
COLLINS FOODS LTD	DB	11/3/2016	USD1M_Reuters	27,256	94,993	5,973
COMPEQ MANUFACTURING	DB	7/27/2016	USD1M_Reuters	51,000	29,739	(771)
CRANSWICK PLC	DB	9/12/2016	USD1M_Reuters	1,882	50,423	5,763
CROMBIE REAL ESTATE INVESTMENT	DB	9/15/2016	USD1M_Reuters	(5,800)	(50,844)	(4,070)
DEOLEO FUTURE	DB	10/14/2016	USD1M_Reuters	(82,788)	(20,623)	(623)
DIRECT LINE INSURANCE	DB	9/12/2016	USD1M_Reuters	105,210	581,442	(18,197)
ECONACH HOLDINGS	DB	11/4/2016	USD1M_Reuters	(91,000)	(38,915)	4,350
ENFIELD MEDICAL CO LTD	DB	7/27/2016	USD1M_Reuters	26,000	37,629	1,235
ERAMET	DB	9/12/2016	USD1M_Reuters	(869)	(24,331)	5,362
ESPRIT HOLDINGS LTD	DB	9/2/2016	USD1M_Reuters	(86,800)	(87,736)	(1,368)
ESTIA HEALTH LTD	DB	11/3/2016	USD1M_Reuters	44,128	227,320	(14,377)
EXCHANGE INCOME CORP	DB	10/6/2016	USD1M_Reuters	6,700	129,682	(15,957)
EXCO TECHNOLOGIES	DB	10/6/2016	USD1M_Reuters	11,100	113,244	1,869
FARGLORY LAND DEVELOPMENT	DB	7/27/2016	USD1M_Reuters	19,000	18,685	(253)
FERRATUM	DB	10/11/2016	USD1M_Reuters	(2,626)	(67,579)	(8,527)
GDI PROPERTY GROUP	DB	8/3/2016	USD1M_Reuters	31,377	20,201	(1,274)
GENTING HONG KONG	DB	11/21/2016	USD1M_Reuters	(221,400)	(69,532)	(209)
GLOBE TELECOM INC	DB	8/2/2016	USD1M_Reuters	330	19,306	(6,409)
GMO PAYMENT GATEWAY	DB	11/4/2016	USD1M_Reuters	(1,200)	(54,081)	(7,351)
GO IRON WORKS CO LTD	DB	11/4/2016	USD1M_Reuters	(9,000)	(15,972)	4,007
GPT GROUP	DB	8/3/2016	USD1M_Reuters	(32,818)	(106,304)	(7,347)
GRAND OCEAN RETAIL GROUP	DB	7/27/2016	USD1M_Reuters	37,800	32,903	(6,573)
GREGGS PLC	DB	9/12/2016	USD1M_Reuters	4,513	68,454	(1,249)
HANMI PHARM CO LTD	DB	9/2/2016	USD1M_Reuters	(885)	(111,024)	(3,677)
HANYANG HITAO CO	DB	9/2/2016	USD1M_Reuters	(4,620)	(52,451)	32,173
HIGHWEALTH CONSTRUCTION	DB	7/27/2016	USD1M_Reuters	118,000	107,752	723
HONG LEONG BANK BERHAD	DB	10/5/2016	USD1M_Reuters	(14,500)	(44,265)	(1,458)
HUAKU DEVELOPMENT CO LTD	DB	7/27/2016	USD1M_Reuters	7,000	12,353	(1,304)
HYUNJIN MATERIALS CO	DB	9/2/2016	USD1M_Reuters	(21,090)	(29,139)	4,600
IMPALA PLATINUM	DB	8/2/2016	USD1M_Reuters	(87,109)	(129,916)	(48,882)
INNOLUX DISPLAY CORP	DB	7/27/2016	USD1M_Reuters	423,000	115,754	3,495
JIMMY CHOO PLC	DB	9/12/2016	USD1M_Reuters	(33,671)	(72,865)	5,977
KINGPAK TECHNOLOGY INC	DB	7/27/2016	USD1M_Reuters	(11,000)	(55,983)	(20,803)
KRISENERGY LTD	DB	10/5/2016	USD1M_Reuters	(140,800)	(18,455)	1,547
KTB SECURITIES	DB	11/2/2016	USD1M_Reuters	(3,640)	(8,272)	1,610
LEE CHANG YUNG CHEM IND	DB	7/27/2016	USD1M_Reuters	(26,000)	(26,242)	2,690
LIANHUA SUPERMARKET HLDGS	DB	9/2/2016	USD1M_Reuters	(35,000)	(13,895)	2,578
LUCARA DIAMOND CORP	DB	10/6/2016	USD1M_Reuters	71,949	108,463	9,162
M VIDEO PAOES	DB	10/4/2016	USD1M_Reuters	3,730	12,036	742
M&A CAPITAL PARTNERS	DB	11/4/2016	USD1M_Reuters	(1,000)	(15,317)	2,056
MAN INDUSTRIES (INDIA) LT	DB	8/2/2016	USD1M_Reuters	10,654	18,767	(7,471)
MBK CO LTD	DB	11/4/2016	USD1M_Reuters	(14,100)	(15,740)	(3,703)
METALS X LTD	DB	8/3/2016	USD1M_Reuters	74,867	65,493	(12,630)
METALS X LTD	DB	11/3/2016	USD1M_Reuters	152,496	136,079	(28,403)
MGI COUTIER	DB	9/12/2016	USD1M_Reuters	1,180	21,868	(220)
MR PRICE GROUP LTD	DB	8/2/2016	USD1M_Reuters	(14,593)	(207,605)	58,915
NEW WAVE GROUP	DB	11/2/2016	USD1M_Reuters	(10,829)	(45,875)	6,914
NEW ZEALAND REFINING	DB	8/3/2016	USD1M_Reuters	25,494	56,558	4,965
NEW ZEALAND REFINING	DB	11/2/2016	USD1M_Reuters	47,985	98,986	16,813
NHN ENTERTAINMENT	DB	11/2/2016	USD1M_Reuters	(535)	(26,944)	5,765
NIHON SEIMITSU CO	DB	11/4/2016	USD1M_Reuters	(1,000)	(2,528)	126
NORTH WEST CO INC	DB	10/6/2016	USD1M_Reuters	6,400	121,670	17,215
NORTHGATE PLC	DB	9/12/2016	USD1M_Reuters	21,096	102,971	(2,273)
NUPLEX INDUSTRIES LTD	DB	8/3/2016	USD1M_Reuters	27,198	75,854	(2,435)
NUPLEX INDUSTRIES LTD	DB	11/2/2016	USD1M_Reuters	40,077	99,895	8,290
OBI PHARMA INC	DB	7/27/2016	USD1M_Reuters	(10,100)	(188,015)	6,849
OZ MINERALS LTD	DB	8/3/2016	USD1M_Reuters	5,782	14,153	1,316
PALADIN ENERGY LIMITED	DB	11/3/2016	USD1M_Reuters	(391,702)	(56,797)	(1,576)
PAPELES Y CARTONES DE EUR	DB	10/14/2016	USD1M_Reuters	2,543	10,157	3,311
PEUGEOT SA EQUITY	DB	9/12/2016	USD1M_Reuters	32,613	554,758	(68,279)
PLASTIVALOIRE	DB	9/12/2016	USD1M_Reuters	1,602	115,816	(1,913)
PRETIUM RESOURCES INC	DB	9/15/2016	USD1M_Reuters	(13,200)	(70,612)	14,598
PRETIUM RESOURCES INC	DB	10/6/2016	USD1M_Reuters	(5,200)	(22,213)	147
PROLOGIS PROPERTY MEXICO	DB	9/8/2016	USD1W_Reuters	45,613	71,546	(6,214)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
PROMETIC LIFE	DB	9/15/2016	USD1M_Reuters	(20,400)	(27,929)	$(8,757)
PROMETIC LIFE	DB	10/6/2016	USD1M_Reuters	(48,500)	(74,239)	(12,980)
RAJESH EXPORTS LIMITED	DB	8/2/2016	USD1M_Reuters	28,981	302,620	6,640
REDDE PLC	DB	9/12/2016	USD1M_Reuters	37,627	98,639	(2,114)
REDEFINE PROPERTIES LTD	DB	8/2/2016	USD1M_Reuters	(229,580)	(155,693)	19,541
ROGERS SUGAR INC	DB	10/6/2016	USD1M_Reuters	9,600	29,134	(612)
SAMSUNG HEAVY IND	DB	9/2/2016	USD1M_Reuters	(16,733)	(146,647)	1,837
SEVEN WEST MEDIA LTD	DB	8/3/2016	USD1M_Reuters	233,317	121,933	15,492
SGL CARBON	DB	10/11/2016	USD1M_Reuters	(1,803)	(23,823)	5,337
SHAWCOR LTD	DB	10/6/2016	USD1M_Reuters	2,900	57,060	5,295
SHOPPING CENTRES AUSTRALA	DB	8/3/2016	USD1M_Reuters	(19,270)	(27,571)	(1,462)
SILICON INTEGRATED SYSTEM	DB	7/27/2016	USD1M_Reuters	(38,000)	(7,473)	(229)
SOFTFRONT	DB	11/4/2016	USD1M_Reuters	(13,500)	(37,270)	6,950
SUMMERSET GROUP	DB	11/2/2016	USD1M_Reuters	40,757	101,007	4,242
SYNERGIE SA	DB	9/12/2016	USD1M_Reuters	1,865	50,676	(1,534)
TAIWAN BUSINESS BANK	DB	7/27/2016	USD1M_Reuters	(174,000)	(43,005)	1,287
THAI VEGETABLE OIL - F	DB	8/2/2016	USD1M_Reuters	86,242	61,556	(6,220)
VANACHAI GROUP PUB	DB	8/2/2016	USD1M_Reuters	37,000	13,176	1,960
VICINITY CENTERS	DB	11/3/2016	USD1M_Reuters	(117,172)	(239,530)	(2,438)
VIRTUS HEALTH LTD	DB	11/3/2016	USD1M_Reuters	21,994	90,997	7,802
WALSIN TECHNOLOGY CORP	DB	7/27/2016	USD1M_Reuters	91,047	37,270	13,493
WORKSPACE GROUP PLC	DB	9/12/2016	USD1M_Reuters	7,913	96,491	(5,456)
WORLEYPARSONS LTD	DB	8/3/2016	USD1M_Reuters	106,602	314,691	(58,240)
ZEDER INVESTMENTS LTD	DB	8/2/2016	USD1M_Reuters	(115,392)	(56,418)	22,130
MIRLE AUTOMATION	GS	1/18/2017	USD-LIBOR- BBA	11,000	11,680	(802)
ACBEL POLYTECH INC	GS	2/15/2017	USD-LIBOR- BBA	78,000	48,240	7,191
ADIMMUNE CORP	GS	11/10/2016	USD-Federal Funds-H.15	(3,000)	(2,130)	111
ADVANCED INFORMATION TECHNOLOGY	GS	3/17/2016	USD-LIBOR- BBA	30,500	37,569	23,043
ADVANCED ONCOTHERAPY	GS	10/12/2016	USD-Federal Funds- Open	(638,577)	(68,710)	9,915
ADVENTURE INC	GS	10/14/2016	USD-Federal Funds-H.15	(1,200)	(60,011)	1,483
ALPHA NETWORKS INC	GS	7/13/2016	USD-LIBOR- BBA	118,100	56,822	(12,256)
ANGLO AMER. PLAT	GS	3/18/2016	USD-Federal Funds- Open	(1,702)	(53,583)	28,873
ASPEN PHARMACARE	GS	2/29/2016	USD-Federal Funds- Open	(481)	(17,585)	9,468
ATRESMEDIA CORP	GS	10/13/2016	USD-Federal Funds- Open	(9,041)	(124,468)	39,340
AUSTRALIAN AGR CO	GS	10/13/2016	USD-Federal Funds-H.15	(16,465)	(14,580)	(1,083)
B2W- COMPANHIAGBL	GS	3/3/2016	USD-Federal Funds- Open	(8,700)	(70,508)	41,693
BANCO ESTADO RIO GRANDE	GS	9/15/2016	USD-LIBOR- BBA	120,800	191,727	134,269
BBMG CORP	GS	1/18/2017	USD-Federal Funds-H.15	(8,000)	(5,160)	754
BHARAT PETROLEUM CORP LTD	GS	8/18/2016	USD-LIBOR- BBA	27,674	350,187	364,209
BLOOMAGE BIOTECH	GS	10/12/2016	USD-Federal Funds-H.15	(108,000)	(25,641)	10,945
BOMBARDIER INC	GS	1/19/2017	USD-Federal Funds- Open	(275,800)	(252,210)	59,308
BOMBARDIER INC	GS	12/9/2016	USD-Federal Funds- Open	(455,600)	(348,551)	88,738
BOTA BIO CO LTD	GS	11/28/2016	USD-Federal Funds-H.15	(2,000)	(19,752)	6,008
CAPITAL & REGIONAL	GS	2/10/2017	USD-LIBOR- BBA	89,883	83,170	(1,049)
CARNIVAL GROUP INTL	GS	10/18/2016	USD-Federal Funds-H.15	(250,000)	(31,290)	(5,938)
CELESTICA INC	GS	2/24/2017	USD-LIBOR- BBA	21,500	169,442	(12,540)
CELYAD	GS	10/12/2016	USD-Federal Funds- Open	(1,665)	(68,596)	10,460
CENTERRA GOLD INC	GS	12/8/2016	USD-LIBOR- BBA	67,800	369,150	(60,428)
CHAMBAL FERTILISERS & CHE	GS	4/20/2016	USD-LIBOR- BBA	7,458	7,916	6,324
CHANG WA COMMERCIAL	GS	9/21/2016	USD-Federal Funds-H.15	(182,000)	(107,197)	(2,294)
CHINA PETRCHEMICAL	GS	10/12/2016	USD-Federal Funds-H.15	(1,000)	(251)	13
CHINA SHIPPING CONTAINER	GS	7/13/2016	USD-Federal Funds-H.15	(1,018,000)	(361,614)	166,898
CHINA TRADITIONAL CHINESE	GS	1/11/2017	USD-Federal Funds-H.15	(132,700)	(86,337)	13,768
CIMB GROUP HLDINGS	GS	6/2/2016	USD-Federal Funds-H.15	(60,200)	(103,641)	43,161
CITIC RE	GS	9/7/2016	USD-Federal Funds-H.15	(196,000)	(34,697)	19,852
COASIA MICROELECTRONICS	GS	2/24/2017	USD-Federal Funds-H.15	(34,000)	(18,466)	(762)
CONTINENTAL GOLD LTD	GS	7/8/2016	USD-Federal Funds- Open	(23,300)	(47,079)	21,303
CORESTEM INC	GS	10/12/2016	USD-Federal Funds-H.15	(5,000)	(90,057)	(5,640)
CROMBIE REAL ESTATE INVESTMENT	GS	2/27/2017	USD-Federal Funds- Open	(4,500)	(41,470)	(1,309)
DAESUNG INDUSTRIAL CO LTD	GS	10/19/2016	USD-Federal Funds-H.15	(4,709)	(15,510)	4,023
DART GROUP PLC	GS	12/30/2016	USD-LIBOR- BBA	13,975	106,636	2,932
DEEPAK FERTILISERS & PETR	GS	10/12/2016	USD-LIBOR- BBA	14,839	27,993	32,547
DENISON MINES CORP	GS	8/25/2016	USD-Federal Funds- Open	(16,000)	(8,210)	902
DEOLEO	GS	10/13/2016	USD-Federal Funds- Open	(186,700)	(63,197)	15,767
DISHMAN PHARMACEUTICALS	GS	2/22/2017	USD-LIBOR- BBA	10,540	47,814	51,291
DONG WON FISHERIES	GS	10/26/2016	USD-Federal Funds-H.15	(2,000)	(21,101)	7,124
DOOSAN INFRACORE CO	GS	1/13/2017	USD-Federal Funds-H.15	(7,280)	(37,951)	12,452
ECONACH HOLDINGS	GS	10/14/2016	USD-Federal Funds-H.15	(61,000)	(34,565)	11,290
EDENRED	GS	10/20/2016	USD-Federal Funds- Open	(9,977)	(176,560)	(10,130)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
EMPIRIC STUDENT PROP	GS	12/7/2016	USD-Federal Funds- Open	(42,252)	(70,707)	$3,227
FAES FARMA SA	GS	10/13/2016	USD-LIBOR- BBA	37,506	101,812	7,052
GENE TECHNO SCIENCE	GS	10/14/2016	USD-Federal Funds-H.15	(2,100)	(43,451)	12,184
GENIUS ELECTRONIC	GS	6/1/2016	USD-Federal Funds-H.15	(6,000)	(17,452)	7,811
GENWORTH MTG INSURANCE	GS	10/3/2016	USD-LIBOR- BBA	120,943	217,084	6,122
GHCL LTD	GS	12/22/2016	USD-LIBOR- BBA	32,226	68,572	56,318
GLOBAL LIGHTING TECHNOLOGY	GS	11/28/2016	USD-LIBOR- BBA	29,000	53,457	2,686
GNCO CO LTD	GS	6/9/2016	USD-Federal Funds-H.15	(20,855)	(25,012)	(1,511)
GO-AHEAD GROUP PLC	GS	2/8/2017	USD-LIBOR- BBA	2,857	109,825	(10,715)
GRUPO FINANCIERO IN	GS	3/23/2016	USD-Federal Funds- Open	(95,300)	(202,470)	49,608
HEALTH & LIFE	GS	6/1/2016	USD-Federal Funds-H.15	(16,000)	(17,171)	5,824
HYUNDAI HEAVY INDUSTRIES	GS	7/27/2016	USD-Federal Funds-H.15	(1,030)	(103,583)	24,558
HYUNDAI HEAVY INDUSTRIES	GS	10/12/2016	USD-Federal Funds-H.15	(4,183)	(325,281)	4,344
ID LOGISTICS FRANCE	GS	12/21/2016	USD-Federal Funds- Open	(553)	(71,903)	9,135
IFCI LIMITED	GS	8/31/2016	USD-LIBOR- BBA	191,657	71,675	62,977
INLAND HOMES PLC	GS	12/30/2016	USD-LIBOR- BBA	94,653	105,278	7,514
INNERGEX RENEWABLE ENERGY	GS	2/13/2017	USD-Federal Funds- Open	(4,400)	(33,405)	(3,399)
INSCOBEE INC	GS	12/22/2016	USD-Federal Funds-H.15	(8,000)	(10,629)	(546)
INTERPARFUMS	GS	2/8/2017	USD-Federal Funds- Open	(3,334)	(76,311)	(3,915)
ITEQ CORP	GS	10/12/2016	USD-LIBOR- BBA	39,000	23,877	3,663
JOY CITY PROPERTY LTD	GS	10/13/2016	USD-Federal Funds-H.15	(584,000)	(86,680)	10,962
JUBILANT LIFE SCIENCES LT	GS	6/22/2016	USD-LIBOR- BBA	39,520	166,104	202,943
KAPPA CREATE HLDS	GS	1/19/2017	USD-Federal Funds-H.15	(7,200)	(70,564)	(2,297)
KARNATAKA BANK LTD	GS	7/20/2016	USD-LIBOR- BBA	40,952	85,835	59,559
KGI SECURITIES THAILAND-F	GS	4/14/2016	USD-LIBOR- BBA	505,902	61,120	49,263
KINDOM CONSTRUCTION	GS	6/8/2016	USD-LIBOR- BBA	115,000	80,210	(32,207)
KINEPOLIS	GS	10/13/2016	USD-Federal Funds- Open	(912)	(36,082)	(2,358)
KINGPAK TECHNOLOGY INC	GS	1/25/2017	USD-Federal Funds-H.15	(7,200)	(39,105)	(11,200)
KLEPIERRE	GS	10/12/2016	USD-Federal Funds- Open	(9,001)	(396,384)	8,154
KS EQUITY	GS	8/26/2016	USD-Federal Funds-H.15	(2,217)	(9,559)	4,825
KTB SECURITIES	GS	10/12/2016	USD-Federal Funds-H.15	(22,553)	(47,313)	5,747
LABS. FAMRACEUTICO	GS	2/27/2017	USD-Federal Funds- Open	(1,257)	(19,187)	163
LEAD DATA INC	GS	6/1/2016	USD-Federal Funds-H.15	(51,400)	(25,810)	12,812
LOPEZ HOLDINGS CORP	GS	10/13/2016	USD-LIBOR- BBA	352,400	49,195	38,797
MACA LIMITED	GS	2/9/2017	USD-LIBOR- BBA	25,682	13,901	(1,091)
MACRONIX INTL	GS	10/18/2016	USD-Federal Funds-H.15	(132,000)	(18,989)	3,546
MARUMITSU CO LTD	GS	10/14/2016	USD-Federal Funds-H.15	(37,100)	(63,741)	14,811
MERMAID MARINE AUSTRALIA	GS	9/29/2016	USD-LIBOR- BBA	8,754	3,108	(1,049)
MERMAID MARINE AUSTRALIA	GS	10/13/2016	USD-LIBOR- BBA	520,737	149,511	(27,061)
MICROLIFE CORP	GS	1/18/2017	USD-LIBOR- BBA	3,000	8,591	(943)
MICRO-STAR INTERNATIONAL	GS	12/21/2016	USD-LIBOR- BBA	167,000	215,652	(6,027)
MILESTONE APARTMENTS REAL	GS	2/16/2017	USD-Federal Funds- Open	(10,919)	(109,864)	(7,653)
MIRAEING	GS	2/24/2017	USD-Federal Funds-H.15	(32,205)	(72,931)	12,636
MONITISE PLC	GS	10/20/2016	USD-Federal Funds- Open	(1,340,043)	(52,973)	15,200
NEWSAT LTD	GS	10/26/2016	USD-Federal Funds-H.15	(78,029)	(6,434)	40
NH HOTEL GROUP	GS	2/9/2017	USD-Federal Funds- Open	(46,829)	(229,334)	36,458
NHN ENTERTAINMENT	GS	9/9/2016	USD-Federal Funds-H.15	(2,158)	(103,279)	17,254
NORTH MINING SHARES	GS	8/31/2016	USD-Federal Funds-H.15	(2,067,100)	(46,603)	22,456
NORTHAM PLATINUM	GS	12/27/2016	USD-Federal Funds- Open	(13,073)	(23,312)	(2,507)
OPHIR ENERGY PLC	GS	10/26/2016	USD-Federal Funds- Open	(92,327)	(119,526)	2,869
ORASCOM DEVELOPMENT	GS	10/12/2016	USD-Federal Funds- Open	(5,210)	(63,943)	18,384
ORION HEALTH	GS	10/21/2016	USD-Federal Funds-H.15	(11,128)	(23,383)	723
PAINTED PONY PETROLEUM	GS	7/7/2016	USD-Federal Funds- Open	(28,000)	(114,546)	30,615
PAKISTAN OILFIELDS LTD	GS	6/10/2016	USD-LIBOR- BBA	18,200	67,171	37,302
PAKISTAN TELECOM CO LTD	GS	3/7/2016	USD-LIBOR- BBA	243,500	55,376	34,076
PAKISTAN TELECOM CO LTD	GS	3/7/2016	USD-LIBOR- BBA	243,500	55,376	34,076
PALADIN ENERGY LIMITED	GS	2/12/2016	USD-Federal Funds-H.15	(3,006)	(899)	450
PAX GLOBAL TECHNOLOGY LTD	GS	11/28/2016	USD-Federal Funds-H.15	(89,900)	(98,247)	8,231
PHYTOHEALTH CORP	GS	2/18/2016	USD-Federal Funds-H.15	(34,000)	(32,469)	4,492
PIERRE & VACANCES	GS	1/4/2017	USD-Federal Funds- Open	(1,219)	(46,824)	(503)
POSCO PANTEC CO LTD	GS	10/12/2016	USD-Federal Funds-H.15	(6,549)	(7,835)	2,526
POWER FINANCE CORP	GS	6/1/2016	USD-LIBOR- BBA	82,868	326,922	213,810
PRIME MEDIA GROUP LTD	GS	1/12/2017	USD-LIBOR- BBA	21,074	7,954	(671)
QUANTA COMPUTER INC	GS	2/6/2017	USD-Federal Funds-H.15	(17,000)	(27,105)	297
REALORD GROUP HOLDING	GS	12/21/2016	USD-Federal Funds-H.15	(182,100)	(72,740)	1,208
ROYAL MAIL PLC	GS	2/22/2017	USD-LIBOR- BBA	18,278	46,564	4,129
SAMSUNG C&T CORP	GS	1/4/2017	USD-Federal Funds-H.15	(790)	(101,530)	3,364
SECURE ENERGY SERVICES	GS	7/29/2016	USD-Federal Funds- Open	(25,500)	(268,514)	132,200
SEEGENE INCS	GS	12/2/2016	USD-Federal Funds-H.15	(1,004)	(32,953)	884

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SEOUL SECURITIES CO	GS	6/1/2016	USD-Federal Funds-H.15	(20,464)	(81,724)	$40,851
SIGURD MICROELECTRONICS	GS	11/16/2016	USD-LIBOR- BBA	95,000	64,315	(4,763)
SIIC ENVIRONMENT HOLDINGS	GS	11/7/2016	USD-Federal Funds-H.15	(56,100)	(33,863)	8,024
SINO OIL AND GAS HOLDINGS	GS	1/18/2017	USD-Federal Funds-H.15	(95,000)	(2,365)	47
SINO-AMERICAN	GS	2/15/2017	USD-Federal Funds-H.15	(1,375)	(3,251)	(61)
SOUTH32 LTD	GS	11/25/2016	USD-Federal Funds-H.15	(198,695)	(213,073)	75,029
ST SHINE OPTICAL CO LTD	GS	12/8/2016	USD-LIBOR- BBA	16,000	269,669	17,137
STANLEY GIBBONS GRP	GS	11/23/2016	USD-Federal Funds- Open	(42,856)	(75,219)	31,208
STCUBE	GS	11/9/2016	USD-Federal Funds-H.15	(6,366)	(18,171)	(7,073)
SUNREX TECHNOLOGY CORP	GS	6/29/2016	USD-LIBOR- BBA	125,135	71,064	(16,397)
SWISSQUOTE GROUP HOLD	GS	10/12/2016	USD-Federal Funds- Open	(3,287)	(75,248)	(9,215)
TAIFLEX SCIENTIFIC CO LTD	GS	11/4/2016	USD-LIBOR- BBA	29,000	32,510	(1,271)
TAIWAN PCB EQUITY	GS	10/12/2016	USD-LIBOR- BBA	65,000	65,400	(4,815)
THIN FILM ELECTRONIC	GS	10/13/2016	USD-Federal Funds- Open	(210,821)	(77,326)	8,668
TONG YANG SECURITIES	GS	7/13/2016	USD-Federal Funds-H.15	(10,745)	(59,338)	31,559
TRAIS CO LTD	GS	12/7/2016	USD-Federal Funds-H.15	(5,275)	(16,690)	3,910
UNITECH PRINTED CIRCUIT	GS	2/8/2017	USD-LIBOR- BBA	120,000	42,883	(1,411)
VIRBAC EQUITY	GS	10/12/2016	USD-Federal Funds- Open	(429)	(89,628)	11,069
WHA CORP PCL	GS	7/7/2016	USD-Federal Funds-H.15	(290,500)	(32,045)	10,260
WUXI LITTLE SWAN CO-B	GS	3/14/2016	USD-LIBOR- BBA	27,200	49,301	62,849
WYNN MACAU LTD	GS	10/13/2016	USD-Federal Funds-H.15	(164,400)	(232,525)	56,305
YUNGSHIN GLOBAL	GS	2/17/2016	USD-LIBOR- BBA	7,980	12,457	(1,235)
ZOOMLION HOLDINGS	GS	10/27/2016	USD-Federal Funds-H.15	(38,600)	(14,783)	4,774
2U INC COM	MS	8/15/2016	LIBOR-1M	(7,100)	(140,159)	(3,190)
3I GROUP PLC LONDON SHS	MS	10/24/2016	SONIA-1D	103,400	650,831	38,284
A2A SPA EUR0.52 ORDS	MS	10/24/2016	EONIA-1D	43,278	51,588	1,921
ABAXIS INC COM	MS	8/16/2016	LIBOR-1M	(1,200)	(60,876)	8,616
AC.LOGISTA(SPA LISTING)	MS	10/24/2016	EONIA-1D	592	12,300	716
ACCO BRANDS	MS	8/15/2016	LIBOR-1M	16,800	103,488	(1,512)
ACEA SPA ORDSEUR5.1 6	MS	10/24/2016	EONIA-1D	2,310	34,313	1,474
ACTELION HLDG N (SWI LISTING)	MS	10/24/2016	TOIS-1D	1,316	172,176	7,318
ADANI POWER FEB16	MS	2/25/2016	†	(15)	(126,502)	(405)
ADOCIA SAS (FRA LISTING)	MS	10/24/2016	EONIA-1D	471	30,086	2,657
ADRO ENERGY PT	MS	10/13/2016	LIBOR-1M	1,690,600	69,073	(3,057)
ADVANCED ENERGY INDS COM	MS	8/16/2016	LIBOR-1M	4,000	101,840	10,480
ADVANTAGE OIL & GAS LTD.	MS	8/16/2016	LIBOR-1M	8,400	38,808	7,056
AEGION CORP CL A	MS	8/15/2016	LIBOR-1M	5,600	94,416	6,552
AGF MANAGEMENT LTD	MS	10/14/2016	LIBOR-1M	37,600	149,649	(23,179)
AGFA-GEVAERT NV (BEL LISTING)	MS	10/24/2016	EONIA-1D	116,802	498,247	5,561
ALAMO GROUP INC COM	MS	8/16/2016	LIBOR-1M	(1,400)	(70,308)	(3,934)
ALIOR BANK SAES	MS	10/13/2016	FEDEF-1D	(1,098)	(25,856)	9,683
ALLIANCE FIBER OPTIC PROD	MS	8/15/2016	LIBOR-1M	(7,800)	(108,108)	(3,978)
ALLIANCE HEALTHCARE SERVICE	MS	8/16/2016	LIBOR-1M	4,700	36,331	(1,175)
ALLIED MIND(WI) (UKM LISTING)	MS	10/24/2016	SONIA-1D	(55,703)	(224,011)	(12,216)
ALM BRAND FINANS AS DKK80	MS	10/24/2016	CIBOR-1W	14,900	99,438	6,701
ALMOST FAMILY INC.	MS	8/15/2016	LIBOR-1M	3,200	130,496	(8,128)
ALPHA AND OMEGA SEMICONDUCTOR	MS	8/15/2016	LIBOR-1M	(13,800)	(122,268)	(9,522)
ALSTOM (FRA LISTING)	MS	10/24/2016	EONIA-1D	(3,589)	(96,036)	(26,376)
ALTICE CL B(NET LISTING)	MS	10/24/2016	EONIA-1D	(13,890)	(204,898)	(20,144)
ALTICE S.A.(NET LISTING)	MS	10/24/2016	EONIA-1D	(21,310)	(305,471)	(24,845)
ALTRA HOLDINGS INC.	MS	8/16/2016	LIBOR-1M	(4,700)	(106,220)	658
AMBER RD INC COM	MS	8/15/2016	LIBOR-1M	(12,800)	(54,528)	(1,408)
AMERICAN RESIDENTIAL	MS	8/15/2016	LIBOR-1M	(8,300)	(145,831)	5,229
AMERICAN SCIENCE AND ENGI	MS	8/15/2016	LIBOR-1M	(1,900)	(69,274)	1,083
AMICUS THERAPEUTICS INC	MS	8/16/2016	LIBOR-1M	(4,500)	(26,703)	(478)
AMN HEALTHCARE SERVICES	MS	8/16/2016	LIBOR-1M	3,900	104,091	5,772
AMSURG CORP.	MS	8/15/2016	LIBOR-1M	1,000	71,890	1,300
ANHEUSER-BUSCH INBEV NV (BEF LISTING)	MS	10/24/2016	EONIA-1D	(1,576)	(197,674)	(18,001)
AO WORLD PLC-WI (UKM LISTING)	MS	10/24/2016	SONIA-1D	(36,519)	(79,047)	(2,100)
APOLLO RESIDENTIAL MORTGAGE	MS	8/16/2016	LIBOR-1M	2,900	34,684	(3,219)
APPFOLIO INC COM CL A	MS	8/15/2016	LIBOR-1M	(5,000)	(67,150)	150
APPLIED MICRO CIRCUITS CO	MS	8/16/2016	LIBOR-1M	(8,800)	(48,224)	(704)
APPLIED OPTOELECTRONICS	MS	8/16/2016	LIBOR-1M	(3,900)	(57,369)	(6,474)
ARBOR RLTY TR INC COM	MS	8/16/2016	LIBOR-1M	12,900	89,784	(5,418)
ARCAM AB (SWE LISTING)	MS	10/24/2016	STIBO-1W	(259)	(5,276)	(678)
ARCTIC CAT INC.	MS	8/15/2016	LIBOR-1M	(6,700)	(82,070)	(407)
ARDMORE SHIPPING LIMITED	MS	8/16/2016	LIBOR-1M	4,500	48,465	(2,790)
ARLINGTON ASSET INVT CORP	MS	8/16/2016	LIBOR-1M	(6,700)	(83,013)	8,643
AROUNDTOWN PROPE (FRA LISTING)	MS	10/24/2016	EONIA-1D	91,793	405,479	3,975

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
ASSOCIATED BRITISH FOODS	MS	10/12/2016	LIBOR-1M	(7,231)	(353,276)	$30,357
ASSURA PLC	MS	10/12/2016	FEDEF-1D	(89,828)	(69,072)	(333)
ASTM SPA (ITA LISTING)	MS	10/24/2016	EONIA-1D	11,631	126,304	5,730
ATARA BIOTHERAPEUTICS INC	MS	8/15/2016	LIBOR-1M	(2,900)	(56,956)	4,466
ATOS ORIGIN FRF5 ORD(EX-AXIME SA)	MS	10/24/2016	EONIA-1D	470	37,019	1,332
AUSTEVOLL SEAFOOD ASA (NOR LISTING)	MS	10/24/2016	NIBOR-1W	44,672	285,127	21,834
AUSTRALIAN AGR CO	MS	9/13/2017	FEDEF-1D	(33,667)	(35,342)	3,397
AUSTRALIAN AGR CO	MS	10/13/2016	FEDEF-1D	(81,538)	(74,377)	(2,990)
AVID TECH	MS	8/15/2016	LIBOR-1M	(22,200)	(158,064)	444
AVISTA INC	MS	10/13/2016	FEDEF-1D	(1,000)	(3,661)	533
BAD SETUP USE SS	MS	8/16/2016	LIBOR-1M	(1,800)	(33,593)	(1,579)
BADGER METER INC COM	MS	8/16/2016	LIBOR-1M	(2,700)	(151,470)	729
BANCO LATINOAMERICANO DE	MS	8/15/2016	LIBOR-1M	4,000	96,560	(3,280)
BANK PEMBANGUNAN	MS	11/1/2017	FEDEF-1D	703,100	46,095	(1,688)
BANNER CORPORATION	MS	8/15/2016	LIBOR-1M	2,800	121,744	(5,544)
BARCO (NEW) NV ORDS	MS	10/24/2016	EONIA-1D	5,583	350,404	6,856
BARRACUDA NETWORKS INC CO	MS	8/15/2016	LIBOR-1M	(6,800)	(71,824)	(120)
BARRY CALLEBAUT AG CHF84.20 ORDS	MS	10/24/2016	TOIS-1D	(165)	(188,185)	(18,191)
BBA AVIATION PLC (UKM LISTING)	MS	10/24/2016	SONIA-1D	(32,400)	(75,115)	(337)
BEAZLEY PLC	MS	10/12/2016	LIBOR-1M	16,803	89,147	184
BELL AG REG’D ORDS	MS	10/24/2016	TOIS-1D	19	66,733	4,078
BENCHMARK ELECTRONICS INC	MS	8/15/2016	LIBOR-1M	3,400	64,362	7,038
BENI STABILI ITL200	MS	10/24/2016	EONIA-1D	(251,200)	(168,620)	(816)
BERKSHIRE HILLS BANCORP I	MS	8/15/2016	LIBOR-1M	4,400	123,508	(1,276)
BIESSE SPA (ITA LISTED)	MS	10/24/2016	EONIA-1D	53,392	719,109	51,001
BILIA A	MS	10/24/2016	STIBO-1W	2,976	55,432	1,553
BILLERUDKORSNAS AB	MS	10/24/2016	STIBO-1W	38,070	603,181	(310)
BINCK N.V - ORD SHS PV EUR0.1	MS	10/24/2016	EONIA-1D	3,000	23,837	4,735
BIRD CONSTRUCTION	MS	10/14/2016	LIBOR-1M	13,800	128,795	(14,248)
BLACK BOX NETWORK SERVICE	MS	8/15/2016	LIBOR-1M	6,500	49,400	130
BNC BANCORP COM	MS	8/15/2016	LIBOR-1M	(5,500)	(131,065)	3,355
BOINGO WIRELESS INC COM	MS	8/16/2016	LIBOR-1M	(13,600)	(84,320)	1,360
BOOT BARN HLDGS INC COM	MS	8/16/2016	LIBOR-1M	(13,400)	(140,432)	58,960
BOSTON PRIVATE FINANCIAL	MS	8/15/2016	LIBOR-1M	5,900	63,425	(2,360)
BOTA BIO CO LTD	MS	10/13/2016	FEDEF-1D	(6,166)	(60,893)	18,730
BOUYGUES EUR1.00 OR DS	MS	10/24/2016	EONIA-1D	(2,240)	(87,465)	(9,455)
BRASKEM	MS	9/13/2016	FEDEF-1D	46,900	186,948	94,250
BRE BANK	MS	10/13/2016	FEDEF-1D	(735)	(95,958)	39,309
BROOKLINE BANCORP INC DEL	MS	8/15/2016	LIBOR-1M	11,300	124,300	1,808
BSQUARE CORP COM NEW	MS	8/16/2016	LIBOR-1M	10,100	54,136	7,979
BUILD-A-BEAR WORKSHOP INC	MS	8/16/2016	LIBOR-1M	(9,500)	(103,265)	(20,995)
BURU ENERGY LTD	MS	11/1/2017	FEDEF-1D	(59,830)	(43,327)	33,972
BW LPG LTD (NOR LISTING)	MS	10/24/2016	NIBOR-1W	24,293	185,227	7,431
BYGGMAX HOLDING AB (SWE LISTING)	MS	10/24/2016	STIBO-1W	70,319	583,263	(42,977)
C.E.G.I.D. FRF25	MS	10/24/2016	EONIA-1D	2,513	136,038	823
CABOT MICROELECTRONICS CO	MS	8/16/2016	LIBOR-1M	1,700	69,394	(306)
CALAVO GROWERS INC.	MS	8/16/2016	LIBOR-1M	2,000	98,860	4,640
CAMBREX CORPORATION	MS	8/15/2016	LIBOR-1M	3,100	126,976	(19,592)
CAPITAL BANK FINANCIAL CO	MS	8/16/2016	LIBOR-1M	(4,000)	(121,400)	(400)
CAPITAL CITY BK GROUP INC	MS	8/15/2016	LIBOR-1M	(7,300)	(111,398)	8,103
CAPITAL STAGE AG ORDS (GFR LISTING)	MS	10/24/2016	EONIA-1D	(644)	(5,369)	(447)
CAPITOL HEALTH LTD	MS	10/13/2016	FEDEF-1D	(82,104)	(17,056)	5,093
CARDINAL FINL CORP COM	MS	8/16/2016	LIBOR-1M	5,600	118,496	(11,704)
Cardio3 Biosciences SA (BEL LISTING)	MS	10/24/2016	EONIA-1D	(2,380)	(83,230)	(5,076)
CARDIOVASCULAR SYS INC DE	MS	8/16/2016	LIBOR-1M	(9,900)	(134,541)	50,886
CARMIKE CINEMAS INC COM	MS	8/15/2016	LIBOR-1M	(5,100)	(115,260)	2,142
CARNIVAL PLCORD USD 1.66	MS	10/24/2016	SONIA-1D	4,533	224,642	(1,668)
CARRIAGE SERVICES INC.	MS	8/15/2016	LIBOR-1M	(3,400)	(76,364)	918
CARROLS RESTAURANT GROUP	MS	8/15/2016	LIBOR-1M	6,300	71,001	13,167
CASUAL MALE RETAIL GROUP	MS	8/15/2016	LIBOR-1M	(18,900)	(86,373)	5,103
CELLNEX TELECOM	MS	10/12/2016	FEDEF-1D	(15,973)	(284,915)	10,871
CENTRAL GARDEN & PET	MS	8/15/2016	LIBOR-1M	9,700	128,622	5,432
CENTURY BANCORP INC.	MS	8/15/2016	LIBOR-1M	1,300	55,523	(2,873)
CERUS CORPORATION	MS	8/15/2016	LIBOR-1M	(15,500)	(87,110)	2,945
CHANG WA COMMERCIAL	MS	9/13/2016	FEDEF-1D	(52,000)	(24,500)	(1,345)
CHARLES RIVER CORPORATION	MS	8/16/2016	LIBOR-1M	4,900	93,884	(2,597)
CHEIL COMMUNIC	MS	9/13/2017	FEDEF-1D	(189)	(4,149)	(1,234)
CHESAPEAKE UTILITIES CORP	MS	8/15/2016	LIBOR-1M	1,650	89,826	14,075
CHINA DISTANCE ADR	MS	8/16/2016	LIBOR-1M	(2,400)	(27,874)	418

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
CHINA OCEAN RESOURCE	MS	11/1/2017	FEDEF-1D	(1,033)	(2,921)	$311
CHIPMOS TECHNOLOGIES LTD.	MS	8/16/2016	LIBOR-1M	3,300	58,278	1,122
CHOKWANG LEATHER CO	MS	10/13/2016	FEDEF-1D	(495)	(14,356)	903
CIBER INC.	MS	8/16/2016	LIBOR-1M	37,900	123,935	(760)
CIMB GROUP HLDINGS	MS	11/3/2016	FEDEF-1D	(15,500)	(15,710)	229
CIRCOR INTL INC COM	MS	8/16/2016	LIBOR-1M	(3,200)	(112,992)	(576)
CITIZEN & NORTHERN	MS	8/15/2016	LIBOR-1M	(3,500)	(70,872)	347
CITY HLDG CO COM	MS	8/16/2016	LIBOR-1M	(2,100)	(91,917)	(1,449)
CLARKSON PLC ORD 25P(UKM LISTED)	MS	10/24/2016	SONIA-1D	(6,861)	(200,782)	977
CLEAN ENERGY FUELS CORP C	MS	8/16/2016	LIBOR-1M	14,900	42,902	(2,970)
CLIFTON SVGS BANCORP INC	MS	8/15/2016	LIBOR-1M	(9,100)	(126,308)	(5,005)
CLINICAL MICRO SENSORS I	MS	8/16/2016	LIBOR-1M	(12,800)	(84,480)	16,768
CLOETTA AB SHS B	MS	10/24/2016	STIBO-1W	48,200	154,307	6,030
CLOVIS ONCOLOGY INC COM	MS	8/15/2016	LIBOR-1M	(1,300)	(27,395)	199
CNH INDUSTRIAL NV (ITA LISTING)	MS	10/24/2016	EONIA-1D	(108,000)	(670,587)	(53,203)
COEUR MNG INC COM NEW	MS	8/15/2016	LIBOR-1M	21,800	48,614	(436)
COHERUS BIOSCIENCES INC C	MS	8/16/2016	LIBOR-1M	(3,000)	(53,130)	13,350
COHU INC COM	MS	8/16/2016	LIBOR-1M	10,300	118,656	6,077
COLUMBUS MCKINNON CORP	MS	8/16/2016	LIBOR-1M	3,400	57,188	(8,568)
COMFORT SYS USA INC COM	MS	8/16/2016	LIBOR-1M	5,100	145,962	(1,428)
COMPUGROUP MEDICAL AG (GFR LISTING)	MS	10/24/2016	EONIA-1D	(4,000)	(159,803)	(11,171)
COMPUTER PROGRAMS	MS	8/16/2016	LIBOR-1M	(2,200)	(111,518)	(4,048)
COMTECH TELECOMMUNICATION	MS	8/16/2016	LIBOR-1M	3,700	70,189	2,035
CONTINENTAL BLDG PRODS IN	MS	8/16/2016	LIBOR-1M	(6,000)	(93,420)	3,780
CONTROL4 CORP	MS	8/15/2016	LIBOR-1M	(20,000)	(126,000)	(10,600)
CORESTEM INC.ES	MS	10/13/2016	FEDEF-1D	(3,415)	(64,955)	(84)
COSAN LTD SHS AEQS	MS	8/16/2016	LIBOR-1M	10,100	28,285	4,439
COUNTRYWIDE PLC	MS	10/12/2016	FEDEF-1D	(13,727)	(100,785)	32,477
COUNTRYWIDE WI (UKM LISTING)	MS	10/24/2016	SONIA-1D	(79,138)	(395,565)	(21,525)
CRAFT BREW ALLIANCE INC.	MS	8/16/2016	LIBOR-1M	(12,700)	(92,837)	(16,002)
CRANSWICK 10P ORDS	MS	10/24/2016	SONIA-1D	7,670	228,170	20,889
CRAWFORD & CO CL B	MS	8/15/2016	LIBOR-1M	(8,500)	(40,715)	2,040
CROCS INC COM	MS	8/16/2016	LIBOR-1M	(13,900)	(122,876)	(5,143)
CSR LIMITED	MS	9/13/2016	FEDEF-1D	173,395	407,666	(93,403)
CSR LIMITED	MS	10/13/2016	LIBOR-1M	217,680	470,979	(76,453)
CUI GLOBAL INC.	MS	8/15/2016	LIBOR-1M	(20,000)	(134,400)	(12,400)
D.G KHAN CEMENT	MS	10/12/2016	FEDEF-1D	43,500	55,297	8,194
DAESUNG INDUSTRIAL CO LTD	MS	9/14/2017	FEDEF-1D	(1,712)	(5,728)	1,573
DAEWOO ELECTRONICCO	MS	10/13/2016	FEDEF-1D	(58,768)	(66,884)	(2,368)
DAKTRONICS INC.	MS	8/15/2016	LIBOR-1M	(12,500)	(92,875)	(7,500)
DAQO NEW ENERGY CO. LTD.	MS	8/16/2016	LIBOR-1M	1,900	28,858	441
DART GROUP PLC ORD 1.25P (UKM LISTING)	MS	10/24/2016	SONIA-1D	55,234	435,361	(50)
DATALINK CORP	MS	8/15/2016	LIBOR-1M	3,600	23,760	2,088
DATAWATCH CORPORATION	MS	8/16/2016	LIBOR-1M	(18,500)	(108,040)	32,005
DAUM KAKAO CORP	MS	9/13/2017	FEDEF-1D	(2,280)	(220,611)	13,808
DEL FRISCOS RESTAURANT GR	MS	8/16/2016	LIBOR-1M	(10,100)	(152,914)	(7,070)
DELTA APPAREL INC COM	MS	8/15/2016	LIBOR-1M	6,800	93,092	(11,152)
DELTA LLOYD N.V. (NET LISTING)	MS	10/24/2016	EONIA-1D	(55,400)	(326,232)	(35,808)
DELTIC TIMBER CORP	MS	8/16/2016	LIBOR-1M	(2,200)	(123,420)	2,596
DENNY’S CORPORATION	MS	8/16/2016	LIBOR-1M	8,800	82,192	264
DERMA SCIENCES INC	MS	8/15/2016	LIBOR-1M	(11,800)	(41,890)	1,416
DERWENT LONDON PLC ORD 5P	MS	10/24/2016	SONIA-1D	5,780	266,602	5,233
DFDS AS(DEN LISTING)	MS	10/24/2016	CIBOR-1W	12,193	431,275	20,714
DHI GROUP INC COM	MS	8/16/2016	LIBOR-1M	18,800	165,440	9,588
DIGI INTL INC COM	MS	8/16/2016	LIBOR-1M	11,700	127,296	(20,592)
DIME CMNTY BANCSHARES COM	MS	8/16/2016	LIBOR-1M	6,400	104,601	5,415
DIOS FAST AB	MS	10/24/2016	STIBO-1W	45,680	299,127	10,830
DIRECT LINE INSURANCE GROUP PLC ORD	MS	10/24/2016	SONIA-1D	26,200	139,764	5,485
DONG WON FISHERIES	MS	10/13/2016	FEDEF-1D	(1,205)	(8,542)	162
DOUGLAS DYNAMICS LLC	MS	8/15/2016	LIBOR-1M	4,900	89,964	7,350
DUCOMMUN INCORPORATED	MS	8/15/2016	LIBOR-1M	2,300	32,660	1,380
DX GROUP PLC	MS	10/12/2016	LIBOR-1M	343,201	111,053	(23,473)
DYNAMIC MATERIALS	MS	8/16/2016	LIBOR-1M	(13,700)	(78,912)	(4,795)
EDAP TMS S A SPONSORED AD	MS	8/15/2016	LIBOR-1M	7,900	28,203	(237)
EDENRED (FRA LISTING)	MS	10/24/2016	EONIA-1D	(11,830)	(221,707)	(13,532)
EDGEWATER TECHNOLOGY INC.	MS	8/15/2016	LIBOR-1M	5,400	42,660	(594)
EGAIN COMMUNICATIONS CORP	MS	8/16/2016	LIBOR-1M	(13,400)	(52,662)	2,546
EL POLLO LOCO HLDGS INC C	MS	8/16/2016	LIBOR-1M	(8,200)	(102,582)	3,198
ELDORADO RESORTS INC COM	MS	8/16/2016	LIBOR-1M	6,600	69,375	(1,263)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
EMCORE CORP COM	MS	8/16/2016	LIBOR-1M	14,600	81,906	$6,570
EMPLOYERS HOLDINGS INC CO	MS	8/16/2016	LIBOR-1M	2,700	69,012	(1,755)
ENCORE WIRE CORP	MS	8/15/2016	LIBOR-1M	2,500	87,475	5,550
ENDEAVOUR MINING CORP	MS	10/14/2016	LIBOR-1M	21,300	92,925	37,282
ENDOCHOICE HLDGS INC COM	MS	8/15/2016	LIBOR-1M	(12,400)	(91,140)	16,616
ENDOLOGIX INC	MS	8/15/2016	LIBOR-1M	(8,500)	(80,750)	20,145
ENERGY RESOURCES OF AUST	MS	10/13/2016	FEDEF-1D	(141,052)	(34,209)	(378)
ENGILITY HOLDINGS INC.	MS	8/15/2016	LIBOR-1M	2,200	67,892	(38,170)
ENNIS INC COM	MS	8/15/2016	LIBOR-1M	6,200	117,180	6,634
ENTERCOM COMMUNICATIONS C	MS	8/16/2016	LIBOR-1M	11,900	120,785	4,046
ENZO BIOCHEM INC.	MS	8/15/2016	LIBOR-1M	18,700	91,256	(2,618)
ENZYMOTEC LTD SHS	MS	8/15/2016	LIBOR-1M	3,700	33,152	37
EURAZEO (FRF LIST) ORDS	MS	10/24/2016	EONIA-1D	5,860	357,575	17,613
EVOLVA HOLDING SA (SWI LISTING)	MS	10/24/2016	TOIS-1D	(340,498)	(282,371)	(29,898)
EXAR CORPORATION	MS	8/16/2016	LIBOR-1M	(11,900)	(66,045)	595
EXTREME NETWORKS INC COM	MS	8/16/2016	LIBOR-1M	35,700	123,522	(24,990)
FABRINET	MS	8/16/2016	LIBOR-1M	4,800	111,504	8,064
FALK RENEWABLES SPA (ITA LISTING)	MS	10/24/2016	EONIA-1D	37,655	38,241	2,711
FAMOUS DAVES	MS	8/15/2016	LIBOR-1M	(8,600)	(52,030)	(5,246)
FARO TECHNOLOGIES INC	MS	8/15/2016	LIBOR-1M	(2,100)	(51,492)	(2,415)
FBD HOLDINGS PLC	MS	10/12/2016	FEDEF-1D	(9,987)	(68,107)	(1,814)
FBR & CO.	MS	8/16/2016	LIBOR-1M	(2,600)	(47,970)	364
FEDERAL SIGNAL CORPORATION	MS	8/15/2016	LIBOR-1M	6,700	96,346	2,747
FELCOR LODGING TR INC COM	MS	8/16/2016	LIBOR-1M	(11,100)	(71,992)	(5,264)
FERREXPO PLC	MS	10/12/2016	LIBOR-1M	452,528	224,668	(112,397)
FEVERTREE DRINKS	MS	10/12/2016	FEDEF-1D	(8,918)	(70,049)	(13,143)
FFC JORDAN FERTILIZE	MS	10/12/2016	FEDEF-1D	155,000	85,033	(12,598)
FIBRIA CELULOSE SA	MS	11/1/2017	FEDEF-1D	20,200	214,528	7,814
FIFTH STR SR FLOATNG RATE	MS	8/15/2016	LIBOR-1M	(9,500)	(76,855)	5,320
FINANCIAL INSTITUTIONS IN	MS	8/16/2016	LIBOR-1M	2,900	78,996	609
FINCANTIERI SPA(ITA LISTING)	MS	10/24/2016	EONIA-1D	(12,503)	(4,735)	(735)
FINNAIR OYJ EUR0.85	MS	10/24/2016	EONIA-1D	7,800	41,718	(2,196)
FIRST BUSEY CORP COM NEW	MS	8/16/2016	LIBOR-1M	6,567	133,507	(12,477)
FIRST DEFIANCE FINL CORP	MS	8/15/2016	LIBOR-1M	1,800	67,428	2,646
FIRST INTERNET BANCORP CO	MS	8/16/2016	LIBOR-1M	2,100	55,986	294
FIRST LONG IS CORP COM	MS	8/15/2016	LIBOR-1M	2,000	57,860	200
FIRST MERCHANTS CORPORATION	MS	8/16/2016	LIBOR-1M	4,900	115,444	(3,430)
FLEXION THERAPEUTICS INC	MS	8/15/2016	LIBOR-1M	(1,800)	(28,008)	144
FLY LEASING LIMITED	MS	8/15/2016	LIBOR-1M	(4,500)	(57,015)	4,095
FORESTAR GROUP INC COM	MS	8/16/2016	LIBOR-1M	(8,400)	(78,120)	1,848
FORMFACTOR INC.	MS	8/16/2016	LIBOR-1M	17,500	137,725	7,700
FOX FACTORY HOLDINGS	MS	8/15/2016	LIBOR-1M	(6,800)	(103,632)	3,060
FOXTONS GROUP PLC (UKM LISTING)	MS	10/24/2016	SONIA-1D	(3,900)	(9,372)	(677)
FRANCESCA’S HOLDINGS CORP	MS	8/15/2016	LIBOR-1M	3,900	70,793	304
FRANKLIN COVEY CO	MS	8/15/2016	LIBOR-1M	(4,700)	(80,511)	(2,726)
FRANKLIN FINANCIAL NETWORK	MS	8/15/2016	LIBOR-1M	4,800	138,045	(4,509)
FRANKLIN STREET PPTYS CORP	MS	8/15/2016	LIBOR-1M	(5,800)	(59,102)	2,494
FREIGHTCAR AMERICA INC.	MS	8/15/2016	LIBOR-1M	1,400	24,472	2,198
FRESH MKT INC COM	MS	8/16/2016	LIBOR-1M	(3,300)	(72,039)	8,811
FRESNILLO PLC	MS	10/12/2016	FEDEF-1D	(28,040)	(269,306)	(17,706)
FRESNILLO PLC (UKM LISTING)	MS	10/24/2016	SONIA-1D	(64,164)	(659,711)	(73,588)
FUTUREFUEL CORP.	MS	8/15/2016	LIBOR-1M	8,400	100,044	5,124
GALAPAGOS (BEL LISTING)	MS	10/24/2016	EONIA-1D	(11,230)	(559,288)	16,475
GAMCO INVESTORS INC COM	MS	8/15/2016	LIBOR-1M	(3,300)	(87,851)	(8,113)
GAMELOFT SE (FRA LI STING)	MS	10/24/2016	EONIA-1D	(4,736)	(25,945)	(1,333)
GAMESA CORP TECH - EURO 0.17	MS	10/24/2016	EONIA-1D	13,481	249,730	44,203
GEM DIAMONDS LTD	MS	10/12/2016	LIBOR-1M	62,683	122,131	(17,270)
GENERAL FINANCE CORPORATION	MS	8/16/2016	LIBOR-1M	(26,100)	(104,400)	(522)
GENFIT (FRA LISTING)	MS	10/24/2016	EONIA-1D	(18,883)	(597,991)	(141,426)
GEOSPACE TECHNOLOGIES CORP	MS	8/15/2016	LIBOR-1M	(2,100)	(23,100)	399
GERRESHEIMER AG ORDSHS (GFR LISTING)	MS	10/24/2016	EONIA-1D	9,956	702,044	10,754
GIBRALTAR INDUSTRIES INC	MS	8/16/2016	LIBOR-1M	5,400	118,854	(4,158)
GLOBAL BRASS AND COPPER H	MS	8/15/2016	LIBOR-1M	2,600	51,922	1,924
GLOBAL EAGLE ENTERTAINMENT	MS	8/16/2016	LIBOR-1M	(7,700)	(72,765)	(5,005)
GMR Infrastructure Feb16	MS	2/25/2016	†	(13)	(96,598)	(923)
GRAHAM CORP COM	MS	8/15/2016	LIBOR-1M	(7,100)	(105,719)	(17,111)
GRANGES AB (SWE LISTING)	MS	10/24/2016	STIBO-1W	22,700	175,073	13,031
GRANITE OIL CORP	MS	10/14/2016	LIBOR-1M	19,500	104,757	6,021
GREAT PORTLAND ESTATES PLC	MS	10/24/2016	SONIA-1D	66,569	726,623	28,234

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
GREATBATCH INC.	MS	8/16/2016	LIBOR-1M	2,600	129,688	$(29,302)
GREEN BRICK PARTNERS INC	MS	8/15/2016	LIBOR-1M	(9,400)	(55,084)	(188)
GREENCORE GROUP PLC	MS	10/12/2016	LIBOR-1M	(20,432)	(105,896)	(6,725)
GREENHILL & CO INC COM	MS	8/16/2016	LIBOR-1M	(2,200)	(50,842)	(1,474)
GREGGS PLC (UKM LISTING)	MS	10/24/2016	SONIA-1D	2,600	38,580	2,666
GSI GROUP INC.	MS	8/16/2016	LIBOR-1M	6,200	77,500	(868)
GURIT HOLDING AG	MS	10/24/2016	TOIS-1D	512	259,753	(4,995)
GVC HOLDINGS	MS	10/12/2016	LIBOR-1M	15,919	101,695	(3,297)
H.LUNDBECK COM STK COM STK (DEN LISTING)	MS	10/24/2016	CIBOR-1W	(11,030)	(356,854)	(14,964)
HACKETT GROUP INC	MS	8/15/2016	LIBOR-1M	8,800	128,656	1,320
HANDELSBANKEN AK A (SWE LISTING)	MS	10/24/2016	STIBO-1W	(9,080)	(113,421)	(10,993)
HARVARD BIOSCIENCE INC	MS	8/15/2016	LIBOR-1M	19,200	55,872	1,152
HAYNES INTERNATIONAL INC	MS	8/15/2016	LIBOR-1M	2,400	78,408	(1,608)
HECLA MNG CO COM	MS	8/16/2016	LIBOR-1M	18,400	33,304	920
HEIDRICK & STRUGGLES INTL	MS	8/16/2016	LIBOR-1M	6,400	169,728	(1,024)
HESKA CORPORATION	MS	8/15/2016	LIBOR-1M	2,100	76,230	2,226
HIGHER ONE HOLDINGS INC.	MS	8/15/2016	LIBOR-1M	33,600	109,872	7,392
HOME RETAIL GROUP (UKM LISTING)	MS	10/24/2016	SONIA-1D	(26,200)	(51,003)	1,231
HOMESTREET INC COM	MS	8/16/2016	LIBOR-1M	5,200	106,756	(260)
HORIZON GLOBAL CORP COM	MS	8/16/2016	LIBOR-1M	(8,200)	(71,655)	(6,655)
HSBC HOLDINGS ORDS	MS	10/24/2016	SONIA-1D	(20,700)	(145,119)	(5,060)
HUFVUDSTADEN SEK5’A’	MS	10/24/2016	STIBO-1W	2,870	39,325	2,472
HYUNDAI HEAVY INDUSTRIES	MS	10/13/2016	LIBOR-1M	(211)	(14,729)	(1,380)
ICADESWAP	MS	10/12/2016	FEDEF-1D	(2,621)	(176,341)	(9,429)
ICU MEDICAL INC.	MS	8/15/2016	LIBOR-1M	1,000	100,790	(4,540)
ID LOGISTICS GR (FRA LISTING)	MS	10/24/2016	EONIA-1D	(472)	(53,657)	995
IHQ INC	MS	10/13/2016	FEDEF-1D	(24,652)	(54,242)	12,611
IMAGINATION TECHNOLOGIES GROUP 10P ORDS	MS	10/24/2016	SONIA-1D	(249,414)	(472,387)	(54,635)
IMI PLC	MS	10/12/2016	FEDEF-1D	(6,232)	(98,171)	27,093
IMPRIVATA INC COM	MS	8/16/2016	LIBOR-1M	(12,000)	(123,960)	(15,840)
INCHCAPE PLC(UKM LISTING)	MS	10/24/2016	SONIA-1D	61,020	623,475	12,165
INDIVIOR PLC	MS	10/12/2016	LIBOR-1M	96,610	310,077	(103,124)
INDUSIND BANK Feb16	MS	2/25/2016	†	(27)	(216,378)	(5,293)
INFINITY PHARMACEUTICALS	MS	8/15/2016	LIBOR-1M	(8,800)	(53,240)	(1,408)
INGLES MKTS INC CL A	MS	8/15/2016	LIBOR-1M	2,400	94,104	(2,040)
INNATE PHARMA (FRA LISTING)	MS	10/24/2016	EONIA-1D	22,479	298,621	31,152
INSCOBEE INC	MS	10/13/2016	FEDEF-1D	(36,407)	(44,162)	(6,444)
INSTEEL INDUSTRIES INC.	MS	8/16/2016	LIBOR-1M	3,800	80,142	12,996
INTELIQUENT INC.	MS	8/16/2016	LIBOR-1M	7,600	125,552	5,016
INTERACTIVE INTELLIGENCE	MS	8/16/2016	LIBOR-1M	(2,600)	(70,642)	8,554
INTERMEDIATE CAPITAL	MS	10/12/2016	LIBOR-1M	28,449	244,551	(9,817)
INTERSECT ENT INC COM	MS	8/15/2016	LIBOR-1M	(3,600)	(65,340)	1,152
INVENTURE FOODS INC COM	MS	8/16/2016	LIBOR-1M	(14,300)	(88,660)	8,294
INVESTORS REAL ESTATE TRUST	MS	8/16/2016	LIBOR-1M	(25,100)	(167,562)	3,910
INVUITY INC COM NEW	MS	8/16/2016	LIBOR-1M	(939)	(7,213)	1
IOMART GROUP (UKM LISTING)	MS	10/24/2016	SONIA-1D	30,408	103,926	8,761
IPSEN (FRA LISTING)	MS	10/24/2016	EONIA-1D	320	18,414	(170)
IROBOT CORP	MS	8/16/2016	LIBOR-1M	(1,700)	(53,873)	(3,808)
ISLE OF CAPRI CASINOS IN	MS	8/15/2016	LIBOR-1M	7,200	96,624	(5,472)
ITE GROUP 1P ORD SHS	MS	10/24/2016	SONIA-1D	(8,300)	(16,488)	(550)
JA SOLAR HOLDING CO. LTD	MS	8/15/2016	LIBOR-1M	12,800	110,361	3,815
Jaiprakash Associa Feb16	MS	2/25/2016	†	(22)	(142,567)	2,483
JAMBA INC COM	MS	8/15/2016	LIBOR-1M	(8,000)	(102,960)	(560)
JARDINE LLOYD THOMPSON GROUP PLC	MS	10/24/2016	SONIA-1D	(18,875)	(222,826)	(5,376)
JD SPORTS FASHION PLC ORD GBP0.0125	MS	10/24/2016	SONIA-1D	7,870	128,211	6,679
JENAX INC	MS	10/13/2016	FEDEF-1D	(1,890)	(26,450)	(213)
Jindal Steel & Pwr Feb16	MS	2/25/2016	†	(30)	(204,970)	6,562
JUBILANT FOODWORKS Feb16	MS	2/25/2016	†	(27)	(149,046)	2,680
KAMBI GROUP B	MS	10/24/2016	STIBO-1W	(1,890)	(27,613)	(4,125)
KAPSCH TRAFFIC C (AUS LISTING)	MS	10/24/2016	EONIA-1D	501	17,574	297
KARDEX AG (SWI LISTING)	MS	10/24/2016	TOIS-1D	6,872	491,779	42,909
KEARNY FINANCIAL CORP.	MS	8/16/2016	LIBOR-1M	(10,619)	(128,384)	-
KEMIRA OYJ NPV	MS	10/24/2016	EONIA-1D	(13,700)	(154,260)	(10,432)
KERING	MS	10/24/2016	EONIA-1D	(1,313)	(220,412)	(12,865)
KIMBALL INTERNATIONAL INC	MS	8/16/2016	LIBOR-1M	10,900	105,730	(654)
KNOLL INC COM NEW	MS	8/15/2016	LIBOR-1M	6,000	104,580	5,520
KONA GRILL INC COM	MS	8/16/2016	LIBOR-1M	(8,400)	(134,652)	(1,932)
KOPPERS HOLDINGS INC COM	MS	8/15/2016	LIBOR-1M	5,400	89,262	2,160
KRATON PERFORMANCE POLYME	MS	8/16/2016	LIBOR-1M	5,400	82,890	(3,618)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Larsen & Toubro Feb16	MS	2/25/2016	†	(7)	(34,295)	$(608)
LB FOSTER CO	MS	8/16/2016	LIBOR-1M	2,200	23,672	1,694
LDR HLDG CORP COM	MS	8/15/2016	LIBOR-1M	(4,000)	(88,840)	15,360
LEGOCHEM BIOSCIENCES INC	MS	10/13/2016	FEDEF-1D	(1,656)	(37,616)	(2,649)
LEMAITRE VASCULAR INC COM	MS	8/16/2016	LIBOR-1M	7,300	115,048	(8,468)
LEONTEQ AG(SWI LISTING)	MS	10/24/2016	TOIS-1D	(411)	(50,885)	(5,173)
LHC GROUP INC.	MS	8/16/2016	LIBOR-1M	1,900	77,482	(5,434)
LIBBEY INC COM	MS	8/15/2016	LIBOR-1M	(4,700)	(92,026)	16,826
LIBERTY HOLDINGS LTD	MS	10/17/2016	LIBOR-1M	33,100	279,899	(47,195)
LIMELIGHT NETWORKS INC CO	MS	8/15/2016	LIBOR-1M	30,700	38,989	(614)
LIQUEFIED NATURAL GA	MS	10/13/2016	FEDEF-1D	(131,844)	(73,245)	13,272
LIVE OAK BANCSHARES INC C	MS	8/16/2016	LIBOR-1M	(5,508)	(68,795)	(9,639)
LLOYDS BANKING GROUP PLC	MS	10/24/2016	SONIA-1D	(155,100)	(144,582)	(3,067)
LSB INDUSTRIES INC.	MS	8/15/2016	LIBOR-1M	(15,600)	(83,460)	(3,900)
LUMOS NETWORKS CORP	MS	8/15/2016	LIBOR-1M	(8,300)	(87,980)	(8,134)
LUNDIN PETROLEUM AB SEK0.01 (SWE LIST)	MS	10/24/2016	STIBO-1W	(52,920)	(755,296)	(80,770)
M/I HOMES INC.	MS	8/16/2016	LIBOR-1M	3,900	75,114	(5,226)
MAGIC SOFTWARE ENTERPRISE	MS	8/15/2016	LIBOR-1M	25,900	144,263	2,849
MAGNACHIP SEMICONDUCTOR	MS	8/15/2016	LIBOR-1M	(8,800)	(33,792)	(6,512)
MAINSOURCE FINANCIAL GROU	MS	8/16/2016	LIBOR-1M	1,400	29,400	1,652
MAJESTIC WINE PLC (UKM LISTING)	MS	10/24/2016	SONIA-1D	(107,241)	(545,198)	(20,269)
MAKEMYTRIP LIMITED MAURIT	MS	8/16/2016	LIBOR-1M	(5,100)	(106,947)	11,883
MALVERN BANCOPR INC COM	MS	8/16/2016	LIBOR-1M	1,900	32,813	(912)
MANX TELECOM PLC (UKM LISTING)	MS	10/24/2016	SONIA-1D	3,038	8,761	—
MARCUS & MILLICHAP INC CO	MS	8/15/2016	LIBOR-1M	(3,000)	(69,467)	(1,453)
MARKETO INC	MS	8/16/2016	LIBOR-1M	(4,400)	(105,292)	21,648
MARSHALLS PLC - UKM LISTING	MS	10/24/2016	SONIA-1D	44,566	195,152	13,031
MARTEN TRANSPORT LTD.	MS	8/16/2016	LIBOR-1M	(5,000)	(81,996)	(1,904)
MATRIX SERVICE INC.	MS	8/15/2016	LIBOR-1M	1,700	30,651	1,581
MAUREL ET PROM FRF50	MS	10/24/2016	EONIA-1D	82,400	244,442	27,098
MBK CO LTD/KOREA	MS	10/13/2016	FEDEF-1D	(20,000)	(41,207)	11,084
MCDERMOTT INTL INC COM	MS	8/16/2016	LIBOR-1M	10,000	27,600	—
MDC PARTNERS INC	MS	8/15/2016	LIBOR-1M	(4,400)	(84,876)	(1,100)
MECURY COMPUTE	MS	8/15/2016	LIBOR-1M	4,200	72,744	7,434
MEDGENICS INC COM NEW	MS	8/15/2016	LIBOR-1M	(8,500)	(35,870)	5,270
MEDIASET ESPANA COMUNICACION (SPA LIST)	MS	10/24/2016	EONIA-1D	14,500	140,206	6,735
MEDIFAST INC COM	MS	8/16/2016	LIBOR-1M	2,300	67,724	(955)
MEETME INC COM	MS	8/15/2016	LIBOR-1M	23,000	91,080	(17,710)
MENS WEARHOUSE INC COM	MS	8/15/2016	LIBOR-1M	(8,500)	(101,745)	(14,790)
MERCER INTERNATIONAL INC.	MS	8/16/2016	LIBOR-1M	9,100	72,709	(5,824)
MERCIALYS	MS	10/12/2016	FEDEF-1D	(4,945)	(106,121)	5,309
MERIT MEDICAL SYSTEMS IN	MS	8/16/2016	LIBOR-1M	6,600	107,844	1,386
META FINANCIAL GROUP INC	MS	8/15/2016	LIBOR-1M	500	20,210	1,470
MILACRON HLDGS CORP COM	MS	8/16/2016	LIBOR-1M	(9,500)	(138,136)	17,011
MISONIX INC	MS	8/16/2016	LIBOR-1M	2,300	20,907	(3,243)
MODINE MANUFACTURING COMP	MS	8/16/2016	LIBOR-1M	4,900	34,790	(3,332)
MONOTYPE IMAGING HOLDINGS	MS	8/15/2016	LIBOR-1M	(5,100)	(113,730)	(13,464)
MORPHOSYS AG NPV ORDS	MS	10/24/2016	EONIA-1D	(3,860)	(183,129)	(11,155)
NANOCO GROUP PLC	MS	10/12/2016	FEDEF-1D	(63,929)	(38,482)	(2,302)
NANOCO GROUP PLC (UKM LISTING)	MS	10/24/2016	SONIA-1D	(171,700)	(110,029)	(17,116)
NAS (NOR LISTING)	MS	10/24/2016	NIBOR-1W	(3,678)	(110,991)	(1,764)
NATURAL GROCERS BY VITAMIN	MS	8/16/2016	LIBOR-1M	(3,400)	(60,103)	(1,131)
NATURECELL CO LTD	MS	10/13/2016	FEDEF-1D	(24,513)	(104,912)	(3,106)
NAUTILUS INC COM	MS	8/15/2016	LIBOR-1M	6,100	118,950	(122)
NCC GROUP PLC	MS	10/12/2016	FEDEF-1D	(16,767)	(70,429)	(5,048)
NCI LLC	MS	8/15/2016	LIBOR-1M	10,548	151,153	(18,037)
NEW SR INVT GROUP INC COM	MS	8/15/2016	LIBOR-1M	(15,300)	(142,902)	2,295
NEWPORT CORPORATION	MS	8/16/2016	LIBOR-1M	3,100	45,477	1,736
NEWRON PHARMACEUTICALS S.P.A	MS	10/24/2016	TOIS-1D	(10,043)	(241,038)	(9,050)
NEXT BT CO LTD	MS	10/13/2016	FEDEF-1D	(21,573)	(70,293)	13,811
NHN ENTERTAINMENT	MS	9/15/2017	FEDEF-1D	(975)	(49,411)	10,735
NIMBLE STORAGE INC COM	MS	8/16/2016	LIBOR-1M	(11,200)	(82,840)	9,256
NN GROUP (NET LISTING)	MS	10/24/2016	EONIA-1D	750	25,302	(128)
NOBIA (SWE LISTING)	MS	10/24/2016	STIBO-1W	21,360	237,596	7,801
NORDIC SEMICONDUCTOR ASA (NOR LISTING)	MS	10/24/2016	NIBOR-1W	(62,674)	(290,831)	(34,071)
NORSK HYDRO NOK18.30 ORDS	MS	10/24/2016	NIBOR-1W	106,300	350,609	31,110
NORTHFIELD BANCORP INC DE	MS	8/16/2016	LIBOR-1M	(4,400)	(68,112)	—
NORTHGATE PLC (UKM LISTING)	MS	10/24/2016	SONIA-1D	37,900	180,265	(1,637)
NORTHWEST PIPE CO COM	MS	8/16/2016	LIBOR-1M	3,200	27,535	3,089

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
NOVADAQ TECHNOLOGIES INC.	MS	8/16/2016	LIBOR-1M	(10,700)	(145,627)	$27,820
NUMEREX CORP	MS	8/16/2016	LIBOR-1M	(22,400)	(138,656)	(672)
OCWEN FINL CORP COM NEW	MS	8/15/2016	LIBOR-1M	(10,900)	(73,575)	14,606
OFG BANCORP	MS	8/15/2016	LIBOR-1M	(10,100)	(63,630)	6,868
OLYMPIC STEEL INC COM	MS	8/15/2016	LIBOR-1M	10,300	99,704	(3,502)
OMEGA PROTEIN CORPORATION	MS	8/16/2016	LIBOR-1M	6,800	138,176	15,436
OMNICELL INC.	MS	8/15/2016	LIBOR-1M	4,600	125,856	2,898
ORBOTECH LTD.	MS	8/15/2016	LIBOR-1M	8,000	168,640	(1,680)
ORCHID ISLAND CAPITAL INC	MS	8/16/2016	LIBOR-1M	7,000	67,270	(5,110)
ORCHIDS PAPER PRODUCTS CO	MS	8/15/2016	LIBOR-1M	(2,000)	(58,580)	(420)
ORIFLAME HOLDING AG (SWE LISTING)	MS	10/24/2016	STIBO-1W	8,353	116,981	3,060
ORITANI FINANCIAL CORP.	MS	8/15/2016	LIBOR-1M	6,000	94,500	5,820
OROCOBRE LTD	MS	10/13/2016	LIBOR-1M	(24,870)	(44,073)	(118)
OROCOBRE LTD	MS	10/13/2016	FEDEF-1D	(32,767)	(58,532)	309
OXFORD BIOMEDICA 1P	MS	10/24/2016	SONIA-1D	(1,084,119)	(108,532)	(2,625)
OYANG CORP	MS	10/13/2016	FEDEF-1D	(800)	(10,101)	276
PACIFIC ETHANOL INC COM N	MS	8/15/2016	LIBOR-1M	8,600	28,896	1,118
PAKISTAN TELECOM CO LTD	MS	10/12/2016	FEDEF-1D	72,000	19,644	(9,458)
PALADIN ENERGY LIMITED	MS	9/13/2017	FEDEF-1D	(254,079)	(84,471)	46,547
PALADIN ENERGY LIMITED	MS	10/13/2016	FEDEF-1D	(80,886)	(9,754)	(2,319)
PATRICK INDUSTRIES INC.	MS	8/16/2016	LIBOR-1M	3,400	123,726	(4,896)
PC CONNECTION INC.	MS	8/15/2016	LIBOR-1M	3,800	78,280	7,486
PEOPLES BANCORP INC.	MS	8/15/2016	LIBOR-1M	(7,600)	(139,143)	8,727
PER AARSLEFF A/S -B- SHS DKK20	MS	10/24/2016	CIBOR-1W	489	149,409	18,658
PERCEPTRON INC COM	MS	8/16/2016	LIBOR-1M	(10,000)	(74,000)	8,000
PERFORMANCE SPORTS GROUP	MS	8/16/2016	LIBOR-1M	(9,400)	(72,286)	5,076
PERIOIN NETWORK LTD SHS	MS	8/16/2016	LIBOR-1M	42,192	110,322	(6,952)
PERMANENT TSB GROUP HOLDINGS PLC	MS	10/24/2016	EONIA-1D	(65,700)	(277,414)	8,536
PERRY ELLIS INTERNATIONAL	MS	8/15/2016	LIBOR-1M	4,900	82,369	10,780
PGT INC.	MS	8/15/2016	LIBOR-1M	(8,500)	(84,235)	935
PHARMERICA CORPORATION	MS	8/15/2016	LIBOR-1M	5,000	157,950	(9,500)
PHI INC COM NON VTG	MS	8/16/2016	LIBOR-1M	1,500	25,437	1,758
PHOTRONICS INC	MS	8/15/2016	LIBOR-1M	11,400	135,660	456
PIAGGIO & CO S.P.A (ITA LISTING)	MS	10/24/2016	SONIA-1D	(8,800)	(18,388)	(151)
POLYMETAL INTERNATIONAL PLC	MS	10/24/2016	SONIA-1D	(4,900)	(40,123)	(3,594)
POWELL INDUSTRIES INC.	MS	8/16/2016	LIBOR-1M	(3,700)	(94,461)	1,813
POWER FINANCE CORP	MS	10/11/2017	FEDEF-1D	29,795	79,452	(2,668)
PREFERRED BANK	MS	8/16/2016	LIBOR-1M	3,100	97,960	2,790
PREMIER FARNELL 5P	MS	10/24/2016	SONIA-1D	98,432	141,223	11,490
PREMIER FOODS	MS	10/12/2016	FEDEF-1D	(71,390)	(43,921)	6,221
PREMIER OIL ORD	MS	10/24/2016	SONIA-1D	143,100	38,719	—
PRIMO WTR CORP COM	MS	8/16/2016	LIBOR-1M	12,100	108,053	4,719
PRIMORIS SVCS CORP	MS	8/16/2016	LIBOR-1M	(7,800)	(155,922)	(3,120)
PROS HOLDINGS INC.	MS	8/16/2016	LIBOR-1M	(6,800)	(133,688)	50,184
PRUDENTIAL 5P ORDS	MS	10/24/2016	SONIA-1D	(8,920)	(173,707)	(5,907)
PSIVIDA LIMITED	MS	8/16/2016	LIBOR-1M	6,800	26,588	(3,400)
PZ CUSSONS PLC	MS	10/12/2016	FEDEF-1D	(18,026)	(70,844)	2,943
PZENA INVESTMENT MGMT INC	MS	8/15/2016	LIBOR-1M	(18,600)	(145,833)	2,613
QINETIQ GROUP PLC (UKM LISTING)	MS	10/24/2016	SONIA-1D	79,900	264,315	(2,997)
QUAD/GRAPHICS INC.	MS	8/15/2016	LIBOR-1M	7,800	65,910	12,714
QUADRISE FUELS INTERNATIONAL PLC	MS	10/24/2016	SONIA-1D	(145,507)	(23,829)	(2,321)
QUANEX BUILDING PRODUCTS	MS	8/16/2016	LIBOR-1M	6,800	130,138	(4,270)
QUANTA COMPUTER INC	MS	9/19/2017	FEDEF-1D	(12,000)	(17,931)	(1,003)
QUIDEL CORP COM	MS	8/16/2016	LIBOR-1M	(4,200)	(70,989)	(579)
QUINSTREET INC	MS	8/15/2016	LIBOR-1M	19,800	76,230	(792)
RADIANT LOGISTICS INC COM	MS	8/16/2016	LIBOR-1M	(18,800)	(57,904)	(4,324)
RADWARE LTD ORD	MS	8/15/2016	LIBOR-1M	(8,100)	(106,596)	(1,620)
RAIN INDUSTRIES LTD	MS	11/1/2017	FEDEF-1D	13,907	13,086	(5,748)
RANDGOLD RESOURCES	MS	10/12/2016	FEDEF-1D	(1,770)	(115,285)	(9,353)
RANDGOLD RESOURCES LTS (UKM)	MS	10/24/2016	SONIA-1D	(3,820)	(270,198)	(29,974)
RANK GROUP PLC	MS	10/24/2016	SONIA-1D	67,800	269,859	4,634
RAVEN INDUSTRIES INC.	MS	8/15/2016	LIBOR-1M	(8,300)	(125,579)	996
RAYONIER ADVANCED MATLS I	MS	8/15/2016	LIBOR-1M	8,300	67,665	(9,565)
RE MAX HLDGS INC CL A	MS	8/16/2016	LIBOR-1M	2,800	93,856	3,640
RECIPHARM AB-B SHS-WI (SWE LISTING)	MS	10/24/2016	STIBO-1W	(30,176)	(434,724)	(9,661)
REGUS PLC SHS (UKM LISTING)	MS	10/24/2016	SONIA-1D	64,000	269,499	12,131
REPUBLIC FIRST BANCORP IN	MS	8/16/2016	LIBOR-1M	(7,200)	(31,680)	2,016
RESOURCES CONNECTION INC	MS	8/16/2016	LIBOR-1M	5,500	77,275	5,830
RETAILMENOT INC.	MS	8/16/2016	LIBOR-1M	9,600	84,768	2,592

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
RICK’S CABARET INTERNATIO	MS	8/16/2016	LIBOR-1M	5,899	52,442	$(3,657)
RIGHTMOVE PLC (UKM LISTING)	MS	10/24/2016	SONIA-1D	2,800	158,816	7,018
RIGNET INC	MS	8/16/2016	LIBOR-1M	(3,700)	(56,684)	2,701
ROADRUNNER TRNSN SVCS HLD	MS	8/16/2016	LIBOR-1M	(9,300)	(75,316)	1,660
ROCKET INTERNET AG (GFR LISTING)	MS	10/24/2016	EONIA-1D	(20,907)	(452,710)	(35,654)
ROCKY SHOES & BOOTS INC	MS	8/15/2016	LIBOR-1M	(3,300)	(33,400)	(2,537)
ROFIN SINAR TECHNOLOGIES	MS	8/15/2016	LIBOR-1M	5,100	123,318	6,681
ROLLS-ROYCE HLDGS PLC ORD ( UKM LISTING)	MS	10/24/2016	SONIA-1D	(30,900)	(244,217)	(10,561)
ROYAL BANK OF SCOTLAND GROUP PLC ORD GBP	MS	10/24/2016	SONIA-1D	(60,900)	(219,153)	3,289
ROYAL CARIB CRUISES USD0.01 (NOK)	MS	10/24/2016	NIBOR-1W	(760)	(60,046)	524
RTI BIOLOGICS INC.	MS	8/16/2016	LIBOR-1M	15,500	55,025	(5,270)
RUCKUS WIRELESS INC.	MS	8/15/2016	LIBOR-1M	(8,400)	(80,304)	9,660
RUDOLPH TECHNOLOGIES	MS	8/15/2016	LIBOR-1M	10,800	130,464	7,884
RURAL ELECTRIFICATIO	MS	10/13/2016	LIBOR-1M	103,611	417,323	(123,318)
RUSH ENTERPRISES INC CL A	MS	8/15/2016	LIBOR-1M	(5,100)	(97,665)	255
RUTHS HOSPITALITY GROUP I	MS	8/15/2016	LIBOR-1M	10,300	166,242	1,133
SACYR S.A.	MS	10/24/2016	EONIA-1D	84,600	141,330	15,663
SAFEGUARD SCIENTIFIC	MS	8/15/2016	LIBOR-1M	(8,500)	(109,480)	(1,020)
SAFESTORE HOLDINGS PLC ORD 1P (WI)	MS	10/24/2016	SONIA-1D	6,200	30,204	728
SAFETY INS GROUP INC COM	MS	8/15/2016	LIBOR-1M	(1,200)	(67,476)	(228)
SAIA INC COM	MS	8/15/2016	LIBOR-1M	(6,900)	(136,924)	(10,667)
SAMSUNG C&T CORP	MS	7/18/2016	FEDEF-1D	(751)	(86,869)	(5,991)
SAMSUNG C&T CORP	MS	10/13/2016	FEDEF-1D	(3,062)	(355,620)	(22,991)
SANFILIPPO JOHN B & SON I	MS	8/15/2016	LIBOR-1M	600	31,194	4,800
SBM OFFSHORE NV	MS	10/24/2016	EONIA-1D	(12,000)	(157,529)	(15,726)
SCAPA GROUP ORD 0.05	MS	10/24/2016	SONIA-1D	50,600	141,772	9,728
SCHAEFFLER AG (GFR LISTING)	MS	10/24/2016	EONIA-1D	19,766	312,870	9,202
SCHOUW & CO	MS	10/24/2016	CIBOR-1W	590	34,710	2,105
SCICLONE PHARMACEUTICALS	MS	8/16/2016	LIBOR-1M	6,800	54,536	(204)
SCIENTIFIC GAMES CORPORATION	MS	8/15/2016	LIBOR-1M	(4,200)	(30,828)	5,964
SEACHANGE INTERNATIONAL	MS	8/15/2016	LIBOR-1M	(8,400)	(52,836)	588
SECHILIENNE (FRA LISTING)	MS	10/24/2016	EONIA-1D	1,300	18,283	1,725
SECURITY NATL FINL	MS	8/15/2016	LIBOR-1M	6,615	42,777	(6,196)
SENSYS GATSO GROUP AB (SWE LISTING)	MS	10/24/2016	STIBO-1W	(482,557)	(148,868)	3,932
SEOBU TRUCK TERMINAL CO	MS	9/13/2017	LIBOR-1M	(2,983)	(51,046)	1,537
SERCO GROUP PLC	MS	10/12/2016	LIBOR-1M	(151,201)	(234,218)	51,264
SERCO GROUP PLC 2P ORDS	MS	10/24/2016	SONIA-1D	(502,400)	(610,630)	(40,065)
SHELL-LINE COMPANY	MS	10/13/2016	FEDEF-1D	(44,828)	(41,077)	9,792
SHENANDOAH TELECOMMUNICATION	MS	8/15/2016	LIBOR-1M	5,400	109,566	14,526
SHOPPING CENTRES AUSTRALA	MS	9/13/2017	LIBOR-1M	(10,057)	(14,141)	(2,627)
SIGMA	MS	9/13/2017	FEDEF-1D	9,753	5,524	160
SILICON GRAPHICS INTERNAT	MS	8/16/2016	LIBOR-1M	(4,000)	(18,960)	(4,540)
SILICON MOTION TECHNOLOGY	MS	8/16/2016	LIBOR-1M	3,000	87,720	5,550
SILVER SPRING NETWORKS IN	MS	8/16/2016	LIBOR-1M	5,300	65,879	(5,194)
SILVERCREST ASSET	MS	8/15/2016	LIBOR-1M	(7,600)	(84,968)	3,116
SIMULATIONS PLUS INC	MS	8/16/2016	LIBOR-1M	8,100	85,131	4,860
SK D&D CO LTD	MS	11/1/2017	FEDEF-1D	(50)	(3,636)	935
SKYCITY ENTERTAINMENT	MS	2/24/2017	LIBOR-1M	20,327	59,084	2,728
SOPHOS GROUP LTD-WI (UKM LISTING)	MS	10/24/2016	SONIA-1D	36,100	123,842	3,547
SOTHERLY HOTELS INC.	MS	8/15/2016	LIBOR-1M	6,400	38,144	(4,544)
SPAREBK MIDT-NORGE PRI CAP CTS	MS	10/24/2016	NIBOR-1W	29,644	160,230	7,044
SPEEDCASTINTL	MS	10/13/2016	FEDEF-1D	(14,591)	(43,497)	(5,245)
SPIE SA - W/I (FRA LISTING)	MS	10/24/2016	EONIA-1D	(8,059)	(142,309)	(13,540)
ST MDWN ORD	MS	10/24/2016	SONIA-1D	108,571	601,126	34,937
STAAR SURGICAL COMPANY	MS	8/16/2016	LIBOR-1M	(12,200)	(83,692)	4,026
STAGE STORES INC	MS	8/15/2016	LIBOR-1M	(12,100)	(99,583)	(847)
STAMPS.COM INC	MS	8/15/2016	LIBOR-1M	1,700	172,652	(13,158)
STEIN MART INC COM	MS	8/15/2016	LIBOR-1M	(18,600)	(123,132)	(13,764)
STONERIDGE INC	MS	8/15/2016	LIBOR-1M	11,000	133,320	(8,910)
STRATTEC STRATEGY	MS	8/16/2016	LIBOR-1M	(1,800)	(97,308)	10,962
SUBSEA 7 SA(NOK)	MS	10/24/2016	NIBOR-1W	34,600	204,924	31,704
SUFFOLK BANCORP COM	MS	8/16/2016	LIBOR-1M	4,100	111,356	3,403
SUN HYDRAULICS CORP COM	MS	8/15/2016	LIBOR-1M	(4,300)	(116,057)	6,579
SUNEDISON SEMICONDUCTOR L	MS	8/15/2016	LIBOR-1M	(12,300)	(74,169)	(2,091)
SVG CAPITAL PLC	MS	10/24/2016	SONIA-1D	11,594	81,033	4,113
SYKES ENTERPRISES INCORP	MS	8/16/2016	LIBOR-1M	5,000	143,850	3,350
SYNERGY RESOURCES CORPORA	MS	8/15/2016	LIBOR-1M	(2,900)	(17,574)	(812)
SYNGENTA AG (SWISS LISTING)	MS	10/24/2016	TOIS-1D	(231)	(84,717)	(4,034)
SYRAH RESOURCES LTD	MS	10/12/2016	FEDEF-1D	(12,818)	(39,216)	(5,200)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
SYRAH RESOURCES LTD	MS	10/13/2016	FEDEF-1D	(34,162)	(68,652)	$(24,100)
T2 BIOSYSTEMS INC COM	MS	8/15/2016	LIBOR-1M	(2,900)	(26,568)	845
TAISHIN FINANCIAL HOLDING	MS	8/11/2016	FEDEF-1D	(545,000)	(205,384)	29,968
TAIWAN COOPERATIVE	MS	9/13/2016	FEDEF-1D	(114,000)	(48,605)	1,501
TAMBANG BATUBARA BUKIT AS	MS	9/18/2017	FEDEF-1D	203,100	83,834	(18,222)
TANGOE INC.	MS	8/16/2016	LIBOR-1M	(10,200)	(84,150)	(1,224)
TECHTARGET INC.	MS	8/15/2016	LIBOR-1M	10,600	89,464	(5,194)
TEEKAY TANKERS LTD CL A	MS	8/16/2016	LIBOR-1M	17,200	90,988	(12,384)
TELE COLUMBUS AG (GFR LISTING)	MS	10/24/2016	EONIA-1D	(56,600)	(565,364)	(2,294)
TESCO CORP COM	MS	8/16/2016	LIBOR-1M	(12,900)	(78,174)	(9,546)
TESCO PLC	MS	10/12/2016	LIBOR-1M	(165,576)	(459,582)	52,548
TESCO PLC	MS	10/24/2016	SONIA-1D	(143,100)	(353,357)	(43,826)
TETHYS OIL	MS	10/24/2016	STIBO-1W	29,348	200,721	41,169
TETRA TECHNOLOGIES INC	MS	8/16/2016	LIBOR-1M	18,400	112,976	920
TEXTURA CORP COM	MS	8/16/2016	LIBOR-1M	(7,400)	(130,028)	13,182
THE BANCORP BANK	MS	8/16/2016	LIBOR-1M	(10,500)	(54,915)	7,665
THE DIXIE GROUP INC	MS	8/15/2016	LIBOR-1M	(14,000)	(68,460)	7,560
THE GO-AHEAD GRP	MS	10/24/2016	SONIA-1D	2,400	83,700	40
THE GORMAN-RUPP COMPANY	MS	8/15/2016	LIBOR-1M	(5,400)	(128,412)	(8,856)
THE MARCUS CORPORATION	MS	8/16/2016	LIBOR-1M	6,300	118,692	630
THE SPECTRANETICS CORPORATION	MS	8/16/2016	LIBOR-1M	(4,500)	(67,500)	13,275
THERMON GROUP HLDGS INC C	MS	8/16/2016	LIBOR-1M	(8,500)	(138,975)	(3,995)
THIN FILM NEWCO (NOR LISTING)	MS	10/24/2016	NIBOR-1W	(586,065)	(191,414)	(31,004)
THORN GROUP LTD	MS	10/12/2016	FEDEF-1D	12,156	22,322	(5,086)
THORN GROUP LTD	MS	10/13/2016	LIBOR-1M	89,624	126,900	182
TOWER INTERNATIONAL INC.	MS	8/15/2016	LIBOR-1M	2,200	53,108	(2,464)
TRAIS CO LTD	MS	10/13/2016	FEDEF-1D	(7,563)	(17,357)	(875)
TRANSGLOBE ENERGY	MS	10/14/2016	LIBOR-1M	96,923	189,716	(51,284)
TREVI-FINANZIARIA INDUSTRIAL ORDS	MS	10/24/2016	EONIA-1D	(80,800)	(134,282)	(32,755)
TRIBUNE PUBG CO COM	MS	8/15/2016	LIBOR-1M	(10,600)	(89,570)	(9,434)
TRINA SOLAR LIMITED	MS	8/16/2016	LIBOR-1M	7,400	77,182	(9,250)
TRIPLE-S MANAGEMENT CORP	MS	8/15/2016	LIBOR-1M	5,600	125,720	(896)
TUNGSTEN (WI) (UKM LISTING)	MS	10/24/2016	SONIA-1D	(396,102)	(349,723)	(8,461)
TUNGSTEN CORP PLC	MS	10/12/2016	FEDEF-1D	(84,837)	(75,673)	1,104
TUPRAS-TURKIYE PETROL RAF	MS	10/13/2016	LIBOR-1M	(10,269)	(256,604)	(2,980)
TWIN BUTTE ENERGY	MS	10/14/2016	LIBOR-1M	1,474,500	202,937	(123,963)
UFLEX LIMITED	MS	10/12/2016	FEDEF-1D	10,608	22,757	4,042
ULTRATECH INC.	MS	8/16/2016	LIBOR-1M	(6,300)	(115,605)	(11,466)
UMH PROPERTIES INC.	MS	8/15/2016	LIBOR-1M	(9,800)	(96,138)	3,724
UNIFI INC.	MS	8/15/2016	LIBOR-1M	4,300	116,057	(13,416)
UNION BANK OF INDIA	MS	9/17/2017	FEDEF-1D	52,870	116,341	(14,523)
UNITE GROUP	MS	10/24/2016	SONIA-1D	10,700	97,976	9,311
UNITED CMNTY BKS BLAIRSVL	MS	8/16/2016	LIBOR-1M	5,100	50,184	5,049
UNITED CMNTY BKS BLAIRSVL	MS	8/15/2016	LIBOR-1M	6,800	122,332	476
UNIVERSAL FOREST PRODUCTS	MS	8/16/2016	LIBOR-1M	1,300	81,107	8,450
UNIVERSAL TRUCKLOAD SVCS	MS	8/15/2016	LIBOR-1M	(8,500)	(111,605)	1,870
US ECOLOGY INC	MS	8/16/2016	LIBOR-1M	(2,800)	(89,404)	(5,712)
USA MOBILITY INC.	MS	8/16/2016	LIBOR-1M	3,300	53,526	5,907
USA TRUCK INC COM	MS	8/16/2016	LIBOR-1M	(6,000)	(86,433)	(10,587)
VAN DE VELDE (BEL LISTING)	MS	10/24/2016	EONIA-1D	5,818	355,264	9,465
VANDA PHARMACEUTICALS INC	MS	8/15/2016	LIBOR-1M	(2,400)	(20,568)	96
VARONIS SYS INC COM	MS	8/16/2016	LIBOR-1M	(7,700)	(127,897)	(17,017)
VERBIO VER BIOEN (GFR LISTING)	MS	10/24/2016	EONIA-1D	10,144	64,358	8,874
VERTU MOTORS PLC	MS	10/12/2016	LIBOR-1M	96,891	106,417	(11,637)
VERTU MOTORS PLC ORD 1P	MS	10/24/2016	SONIA-1D	318,424	312,882	10,167

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
VESTAS WIND SYSTEMS AS DKK1 ORDS	MS	10/24/2016	CIBOR-1W	4,020	261,226	14,756
VIRBAC FRF30	MS	10/24/2016	EONIA-1D	(2,852)	(523,071)	(39,832)
VISHAY PRECISION GROUP IN	MS	8/16/2016	LIBOR-1M	10,600	116,600	8,692
VIVENDI (FRA LISTING)	MS	10/24/2016	EONIA-1D	(6,950)	(150,718)	(12,805)
VOCUS COMMUNICATION	MS	9/13/2017	FEDEF-1D	(5,437)	(25,031)	(5,343)
VOEST ALPINE AG	MS	10/24/2016	EONIA-1D	(15,610)	(409,670)	(16,140)
VONOVIA SE (GFR LISTING)	MS	10/24/2016	EONIA-1D	(12,080)	(366,335)	(39,498)
VSE CORPORATION	MS	8/16/2016	LIBOR-1M	1,000	55,650	4,350
VW AG	MS	10/24/2016	EONIA-1D	(696)	(80,554)	(3,806)
WABASH NATL CORP COM	MS	8/16/2016	LIBOR-1M	9,000	97,830	1,710
WAHA CAPITAL	MS	9/13/2017	FEDEF-1D	125,599	87,459	(20,437)
WALMART DE MEXICO-SER V	MS	3/28/2016	FEDEF-1D	144,900	390,676	(27,085)
WCM BET GRNDB (GFR LISTING)	MS	10/24/2016	EONIA-1D	(18,000)	(56,905)	(6,549)
WESTFIELD CORP	MS	9/16/2017	FEDEF-1D	(34,813)	(247,974)	3,015

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
WESTFIELD FINANCIAL INC	MS	8/16/2016	LIBOR-1M	11,300	92,095	$(1,921)
WILLBROS GROUP INC.	MS	8/15/2016	LIBOR-1M	13,300	31,920	(6,118)
WINNEBAGO INDS INC COM	MS	8/15/2016	LIBOR-1M	(4,800)	(85,872)	1,344
WOCKHARDT Feb16	MS	2/25/2016	†	(23)	(156,984)	(1,602)
WORKIVA INC COM CL A	MS	8/16/2016	LIBOR-1M	(9,000)	(143,460)	9,090
WS ATKINS PLC	MS	10/24/2016	SONIA-1D	950	19,467	95
WUESTENROT & WUERTTEMBERG (GFR LISTING)	MS	10/24/2016	EONIA-1D	4,300	91,667	6,122
XO GROUP INC COM	MS	8/16/2016	LIBOR-1M	5,900	89,503	(1,593)
YARA INTL (NOK LISTING)	MS	10/24/2016	NIBOR-1W	2,700	101,536	(404)
YOOX NET-A-PORTER GROUP	MS	10/24/2016	EONIA-1D	(12,004)	(410,687)	(30,152)
YOWIE GROUP LTD	MS	10/13/2016	FEDEF-1D	(129,763)	(89,449)	11,055
YRC WORLDWIDE INC	MS	8/16/2016	LIBOR-1M	8,300	94,620	(8,798)
ZAGG INC.	MS	8/16/2016	LIBOR-1M	13,500	126,495	(2,025)
ZODIAC AEROSPACE (UKM LISTING)	MS	10/24/2016	EONIA-1D	(16,140)	(336,731)	(26,648)
ZUMIEZ INC.	MS	8/15/2016	LIBOR-1M	(4,100)	(70,069)	(4,182)
ZUMTOBEL (AUS LISTING)	MS	10/24/2016	EONIA-1D	(11,670)	(241,325)	(5,117)

						$2,492,707

For the period ended January 31, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

The open futures contracts held by the Fund at January 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation
MSCI EAFE	23	Mar-2016	$36,334
MSCI Emerging Markets	29	Mar-2016	53,108
S&P 500 Index E-MINI	(55)	Mar-2016	219,270
U.S. 10-Year Treasury Note	71	Mar-2016	163,500

			$472,212

For the period ended January 31, 2016, the total amount of all open futures contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $466,478,539.

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Terms not available. Security is a swap on a futures contract.
(A)	All or a portion of this security is held as collateral for securities sold short.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D)	Security considered Master Limited Partnership. At January 31, 2016, these securities amounted to $235,738 or 0.1% of net assets.
(E)	Interest rate unavailable.
†	At January 31, 2016, the tax basis cost of the Fund’s investments was $437,566,518, and the unrealized appreciation and depreciation were $8,725,985 and $(33,349,417) respectively.
††	At January 31, 2016, the tax basis cost of the Fund’s securities sold short was $101,707,093, and the unrealized appreciation and depreciation were $17,255,571 and $(2,404,060) respectively.
ADR — American Depositary Receipt

BAML — Bank of America Merrill Lynch

BBA — British Banker’s Association

CIBOR — Copenhagen Interbank Offered Rate

Cl — Class

DB — Deutsche Bank

EAFE — Europe, Australasia and Far East

EONIA — Euro OverNight Index Average

ETF — Exchange Traded Fund

FEDEF — Federal Funds Effective Rate

GS — Goldman Sachs

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MS — Morgan Stanley

MSCI — Morgan Stanley Capital International

NIBOR — Norwegian Interbank Offered Rate

PLC — Public Limited Company

S&P — Standard & Poor’s

SONIA — Sterling Over Night Index Average

SPDR — Standard & Poor’s Depositary Receipt

STIBO — Stockholm Interbank Offered Rate

TOIS — Tom/Next Indexed Swaps

The following is a list of the inputs used as of January 31, 2016, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$272,153,536	$—	$—	$272,153,536
U.S. Treasury Obligations	—	39,993,060	—	39,993,060
Common Stock	100,677,879	—	—	100,677,879
Preferred Stock	113,193	—	—	113,193
Warrant	—	5,418	—	5,418

Total Investments in Securities	$372,944,608	$39,998,478	$—	$412,943,086

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2016
(unaudited)

Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stock	$(80,886,231)	$—	$—	$(80,886,231)
Registered Investment Companies	(5,969,351)	—	—	(5,969,351)

Total Securities Sold Short	$(86,855,582)	$—	$—	$(86,855,582)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$59,000	$—	$—	$59,000
Written Options	(2,340,000)	—	—	(2,340,000)
Futures Contracts *
Unrealized Appreciation	472,212	—	—	472,212
Total Return Swaps *
Unrealized Appreciation	—	7,796,614	—	7,796,614
Unrealized Depreciation	—	(5,303,907)	—	(5,303,907)

Total Other Financial Instruments	$(1,808,788)	$2,492,707	$—	$683,919

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2016, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2016
(unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 33.3%
	Face Amount	Value
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	$1,017,816	$1,407,249
3.625%, 04/15/28	851,086	1,132,499
3.375%, 04/15/32	140,396	193,985
2.500%, 07/15/16	340,811	345,657
2.500%, 01/15/29	1,066,740	1,287,380
2.375%, 01/15/25	2,077,515	2,406,076
2.375%, 01/15/27	717,903	847,181
2.125%, 02/15/40	554,525	669,228
2.125%, 02/15/41	514,791	624,727
2.000%, 01/15/26	693,552	787,751
1.750%, 01/15/28	798,687	890,048
1.625%, 01/15/18	67,973	70,433
1.375%, 07/15/18	253,140	263,919
1.375%, 01/15/20	521,327	549,287
1.375%, 02/15/44	625,267	655,073
1.250%, 07/15/20	1,191,656	1,258,236
1.125%, 01/15/21	1,312,790	1,376,223
0.750%, 02/15/42	1,050,340	951,023
0.750%, 02/15/45	1,920,011	1,725,985
0.625%, 07/15/21	121,098	124,228
0.625%, 01/15/24	2,701,604	2,724,186
0.625%, 01/15/26	274,797	277,559
0.625%, 02/15/43	1,786,498	1,563,163
0.375%, 07/15/23	2,162,061	2,155,923
0.375%, 07/15/25	2,832,292	2,798,843
0.250%, 01/15/25	2,490,045	2,425,231
0.125%, 04/15/17	1,071,053	1,071,806
0.125%, 04/15/18	5,388,227	5,413,907
0.125%, 04/15/19	1,980,161	1,990,602
0.125%, 04/15/20	4,565,682	4,576,918
0.125%, 01/15/22	1,074,825	1,062,118
0.125%, 07/15/22	614,076	607,423
0.125%, 01/15/23	2,511,941	2,455,488
0.125%, 07/15/24	2,095,036	2,031,695

Total U.S. Treasury Obligations (Cost $49,676,292)		48,721,050

REGISTERED INVESTMENT COMPANIES — 33.1%
	Shares	Value
OPEN-END FUNDS — 33.1%
AQR Risk-Balanced Commodities Strategy LV Fund, Cl R6	4,433,796	$24,917,935
PIMCO CommoditiesPlus Strategy, Cl Institutional	4,606,599	23,447,590

Total Registered Investment Companies (Cost $69,409,868)		48,365,525

COMMON STOCK — 26.5%
	Shares	Value
ENERGY — 25.5%
Antero Midstream Partners LP (A)	9,600	190,656
Buckeye Partners LP (A)	31,200	1,817,088
Capital Product Partners LP (A)	21,400	98,012
Cheniere Energy Partners Holdings	13,100	195,583
Columbia Pipeline Group	46,300	858,865
Columbia Pipeline Partners LP (A)	44,950	687,735
DCP Midstream Partners LP (A)	40,900	767,693
Enbridge	10,000	346,000
Enbridge Energy Management LLC	71,893	1,254,533
Energy Transfer Equity LP (A)	152,100	1,320,228
Energy Transfer Partners LP (A)	40,893	1,216,158
EnLink Midstream Partners LP (A)	8,800	105,512
Enterprise Products Partners LP (A)	151,300	3,617,583
Equities GP Holdings	25,150	543,240
Equities Midstream Partners (A)	27,950	1,902,556
Golar LNG Partners LP (A)	10,970	151,386
Kinder Morgan	70,302	1,156,468
KNOT Offshore Partners LP (A)	12,200	171,898
Magellan Midstream Partners LP (A)	29,950	1,923,688
MPLX LP (A)	71,097	2,187,655
ONEOK	43,000	1,071,130
ONEOK Partners LP (A)	41,125	1,124,357
PBF Logistics LP (A)	14,700	263,865

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2016
(unaudited)

COMMON STOCK — continued
	Shares	Value
ENERGY (continued)
Phillips 66 Partners LP (A)	26,550	$1,504,854
Plains All American Pipeline LP (A)	15,300	322,983
Plains GP Holdings, Cl A	147,200	1,177,600
Shell Midstream Partners LP (A)	30,550	1,086,358
Spectra Energy	53,300	1,463,085
Spectra Energy Partners LP (A)	29,350	1,230,059
Sunoco Logistics Partners LP (A)	67,200	1,496,544
Tallgrass Energy GP, Cl A	39,400	610,700
Tallgrass Energy Partners LP (A)	21,900	755,769
Targa Resources Partners LP (A)	26,400	362,736
TC Pipelines LP (A)	4,700	203,228
TransCanada	5,000	172,800
Valero Energy Partners LP (A)	6,800	301,784
VTTI Energy Partners LP (A)	11,700	186,615
Western Gas Equity Partners LP (A)	16,780	453,731
Western Gas Partners LP (A)	63,300	2,069,277
Williams Companies	19,200	370,560
Williams Partners LP (A)	25,500	561,510

		37,302,082

FINANCIALS — 0.2%
InfraREIT ‡	13,400	259,022

INDUSTRIALS — 0.4%
Macquarie Infrastructure	8,100	543,186

UTILITIES — 0.4%
8Point3 Energy Partners, Cl A	14,600	240,170
NRG Yield, Cl C	21,100	279,364
TerraForm Power, Cl A	12,100	119,911

		639,445

Total Common Stock (Cost $53,549,919)		38,743,735

SOVEREIGN DEBT — 1.3%
	Face Amount(1)		Value
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.750%, 04/15/18	EUR	185,938	$206,977
Deutsche Bundesrepublik Inflation Linked Bond
1.500%, 04/15/16	EUR	5,810	6,226
0.100%, 04/15/23	EUR	595,229	684,568
Italy Buoni Poliennali Del Tesoro
2.600%, 09/15/23	EUR	45,656	57,756
2.550%, 09/15/41	EUR	76,035	103,143
2.350%, 09/15/24 (B)	EUR	198,675	247,510
2.100%, 09/15/16	EUR	5,351	5,856
1.250%, 09/15/32 (B)	EUR	252,000	280,462
Spain Government Inflation Linked Bond 0.550%, 11/30/19 (B)	EUR	270,000	299,418

Total Sovereign Debt (Cost $2,031,406)			1,891,916

CORPORATE OBLIGATIONS — 0.0%
	Face Amount(1)		Value
ENERGY — 0.0%
California Resources 6.000%, 11/15/24		45,000	8,550
Midstates Petroleum 9.250%, 06/01/21		200,000	9,000

Total Corporate Obligations (Cost $240,647)			17,550

Total Investments — 94.2% (Cost $174,908,132) †			$137,739,776

PURCHASED OPTIONS/SWAPTIONS * — 0.1%
	Notional Amount		Value
3 Month Libor, Expires 06/18/16, Strike Price $2.950		297,500	1,526
3 Month Libor, Expires 03/19/16, Strike Price $3.250		985,000	34

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2016
(unaudited)

PURCHASED OPTIONS/SWAPTIONS — continued
	Contracts/ Notional Amount	Value
British Pound Currency, Expires 02/20/16, Strike Price $1.400	650,000	$3,931
Canadian Dollar Currency, Expires 03/19/16, Strike Price $1.465	515,000	1,835
Euro Currency, Expires 02/20/16, Strike Price $1.075	950,000	2,686
Euro Currency, Expires 02/20/16, Strike Price $1.093	950,000	2,686
Euro Currency, Expires 02/20/16, Strike Price $0.770	450,000	2,435
Euro Currency, Expires 02/20/16, Strike Price $0.718	450,000	43
Euro Currency, Expires 04/16/16, Strike Price $1.070	470,000	5,957
Eurodollar Mid-Curve, Expires 03/19/16, Strike Price $98.880	52	2,925
Japanese 10-Year Bond Future Option, Expires 03/19/16, Strike Price $148.500	2	1,652
Japanese Yen Currency, Expires 03/19/16, Strike Price $120.000	1,535,000	28,422
Japanese Yen Currency, Expires 05/21/16, Strike Price $164.000	325,000	7,299
Japanese Yen Currency, Expires 03/19/16, Strike Price $121.750	490,000	5,281
Japanese Yen Currency, Expires 03/19/16, Strike Price $117.000	490,000	2,126
Mexican Peso Currency, Expires 02/20/16, Strike Price $18.000	250,000	5,136
Mexican Peso Currency, Expires 04/16/16, Strike Price $18.500	475,000	3,474
Mexican Peso Currency, Expires 02/20/16, Strike Price $16.150	495,000	22
New Zealand Dollar Currency, Expires 04/16/16, Strike Price $0.630	730,000	4,196
Swedish Krona Currency, Expires 03/19/16, Strike Price $8.460	520,000	3,572

PURCHASED OPTIONS/SWAPTIONS — continued
	Contracts/ Notional Amount	Value
Swedish Krona Currency, Expires 03/19/16, Strike Price $8.750	520,000	$2,795
Swiss Franc Currency, Expires 03/19/16, Strike Price $8.260	460,000	2,829
Swiss Franc Currency, Expires 08/20/16, Strike Price $7.720	900,000	4,243
U.S. 10-Year Bond Future Option, Expires 02/20/16, Strike Price $126.500	16	500
U.S. 10-Year Bond Future Option, Expires 02/20/16, Strike Price $130.000	16	6,519
U.S. 10-Year Bond Future Option, Expires 02/20/16, Strike Price $126.500	16	49,750

Total Purchased Options/Swaptions — 0.1% (Cost $178,972)		$151,874

WRITTEN OPTIONS/SWAPTIONS * — 0.0%
Canadian Dollar Currency, Expires 03/19/16, Strike Price $1.420	(515,000)	$(12,433)
Eurodollar Mid-Curve, Expires 03/19/16, Strike Price $99.250	(52)	(4,875)
Japanese Yen Currency, Expires 03/19/16, Strike Price $123.000	(1,535,000)	(21,217)
Japanese Yen Currency, Expires 03/19/16, Strike Price $115.000	(510,000)	(1,229)
Mexican Peso Currency, Expires 04/16/16, Strike Price $21.500	(475,000)	(4,246)
Mexican Peso Currency, Expires 02/20/16, Strike Price $18.000	(495,000)	(10,170)
New Zealand Dollar Currency, Expires 04/16/16, Strike Price $0.680	(730,000)	(1,585)

Total Written Options/Swaptions — 0.0% (Proceeds $24,644)		$(55,755)

For the period ended January 31, 2016, the total amount of all open purchased and written options/swaptions, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2016
(unaudited)

A list of the open futures contracts held by the Fund at January 31, 2016, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
90-Day Euro$	2	Dec-2017	$2,272
90-Day Euro$	(1)	Mar-2017	(827)
Euro-Bobl	(2)	Mar-2016	(3,454)
Euro-BTP	(7)	Mar-2016	(16,351)
Euro-Bund	(3)	Mar-2016	(15,750)
Eurodollar	1	Mar-2016	23
Japanese 10-Year Bond	(1)	Mar-2016	(14,407)
U.S. 10-Year Treasury Note	(1)	Mar-2016	(579)
U.S. 2-Year Treasury Note	3	Apr-2016	2,977
U.S. 5-Year Treasury Note	24	Apr-2016	22,638
U.S. Long Treasury Bond	(2)	Mar-2016	(2,129)
U.S. Ultra Long Treasury Bond	(5)	Mar-2016	(44,899)

			$(70,486)

For the period ended January 31, 2016, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

A list of the outstanding forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
3/15/16	CAD	369,528	USD	255,000	$(8,781)
3/22/16	CHF	423,646	SEK	3,619,420	7,890
2/16/16-2/18/16	EUR	690,000	GBP	514,615	(14,470)
2/3/16-4/25/16	EUR	4,694,000	USD	5,109,598	22,207
2/16/16-2/18/16	GBP	430,417	EUR	580,000	15,237
5/16/16	GBP	180,000	JPY	30,690,870	(2,319)
2/3/16-2/23/16	GBP	368,000	USD	530,442	6,070
5/16/16	JPY	29,848,615	GBP	170,000	(4,957)
2/3/16-3/22/16	JPY	35,175,875	USD	296,221	5,446
2/3/16	MXN	4,932,051	USD	271,641	(226)
2/3/16-4/6/16	NZD	383,000	USD	253,711	6,218
3/22/16	SEK	3,619,759	CHF	423,646	(7,930)
3/15/16	USD	255,000	CAD	369,546	8,794
2/3/16-4/25/16	USD	804,020	EUR	735,000	(7,159)
2/9/16	USD	496,367	GBP	340,000	(11,894)
3/22/16	USD	777,532	JPY	91,200,586	(23,220)
2/3/16	USD	249,484	MXN	4,334,000	(10,583)
4/6/16	USD	127,368	NZD	195,000	(1,593)

					$(21,270)

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation (Depreciation)
Bank of America	$(165,724)	$167,130	$1,406
Barclays PLC	(439,642)	441,247	1,605
BNP Paribas	(495,966)	482,855	(13,111)
Citigroup	(491,308)	501,206	9,898
Deutsche Bank	(414,467)	422,357	7,890
Goldman Sachs	(873,081)	876,050	2,969
JPMorgan Chase Bank	(6,622,389)	6,578,890	(43,499)
State Street	(379,463)	373,937	(5,526)
UBS	(2,215,168)	2,232,266	17,098

			$(21,270)

For the period ended January 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

A list of the open swap agreements held by the Fund at January 31, 2016, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	3M LIBOR	2.56%	05/15/41	$270,000	$(15,629)
Goldman Sachs	3M LIBOR	2.60%	05/15/41	264,000	(17,308)
Goldman Sachs	3M LIBOR	2.66%	05/15/41	140,000	11,105
Goldman Sachs	3M LIBOR	1.87%	01/22/26	1,010,000	5,936
Goldman Sachs	3M LIBOR	1.15%	01/18/26	700,000	(256)
Goldman Sachs	3M LIBOR	2.163%	09/25/25	400,000	(16,846)
Goldman Sachs	3M LIBOR	2.62%	07/02/24	600,000	(46,681)
Goldman Sachs	3M LIBOR	0.73%	01/18/21	700,000	2,443
Goldman Sachs	3M LIBOR	1.63%	05/31/20	600,000	(9,984)
Goldman Sachs	3M LIBOR	1.66%	05/31/20	990,000	(17,685)

					$(104,905)

For the period ended January 31, 2016, the total amount of all open swap agreements, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $146,242,208.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated
(A)	Security considered Master Limited Partnership. At January 31, 2016, these securities amounted to $28,081,518 or 19.2% of net assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
†	At January 31, 2016, the tax basis cost of the Fund’s investments was $174,908,132, and the unrealized appreciation and depreciation were $320,451 and $(37,488,807) respectively.

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP — British Pound Sterling

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2016
(unaudited)

GP — General Partner

JPY — Japanese Yen

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

MXN — Mexican Peso

NZD — New Zealand Dollar

PLC — Public Limited Company

SEK — Swedish Krona

USD — U.S. Dollar

The following is a list of the inputs used as of January 31, 2016, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$48,721,050	$—	$48,721,050
Registered Investment Companies	48,365,525	—	—	48,365,525
Common Stock	38,743,735	—	—	38,743,735
Sovereign Debt	—	1,891,916	—	1,891,916
Corporate Obligations	—	17,550	—	17,550

Total Investments in Securities	$87,109,260	$50,630,516	$—	$137,739,776

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options/ Swaptions	$—	$151,874	$—	$151,874
Written Options/ Swaptions	—	(55,755)	—	(55,755)
Futures Contracts *
Unrealized Appreciation	27,910	—	—	27,910
Unrealized Depreciation	(98,396)	—	—	(98,396)
Forwards Contracts *
Unrealized Appreciation	—	71,862	—	71,862
Unrealized Depreciation	—	(93,132)	—	(93,132)
Interest Rate Swaps *
Unrealized Appreciation	—	19,484	—	19,484
Unrealized Depreciation	—	(124,389)	—	(124,389)

Total Other Financial Instruments	$(70,486)	$(30,056)	$—	$(100,542)

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2016, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016